UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-23703

MassMutual Advantage Funds
(Exact name of registrant as specified in charter)

1295 State Street, Springfield, MA	01111
(Address of principal executive offices)	(Zip code)

Douglas Steele
1295 State Street, Springfield, MA 01111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(413) 744-1000

Date of fiscal year end:	09/30/2025

Date of reporting period:	09/30/2025

Item 1. Reports to Stockholders.

(a)	The Reports to Stockholders are attached herewith.

MassMutual Clinton Limited Term Municipal Fund
Class I | MMZPX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual Clinton Limited Term Municipal Fund (the “Fund”) for the period of February 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$29	0.29%
HOW DID THE FUND PERFORM?
Municipal bond markets delivered mixed performance over the past fiscal year, shaped by shifting monetary policy, elevated new issuance, and broader macroeconomic uncertainty. Following significant steepening of municipal market yields since late 2024, the U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, contributing to a modest decline in tax-exempt yields, particularly in longer maturities. Credit quality across the municipal landscape remained broadly stable, supported by strong state and local revenue collections and disciplined fiscal management. Despite the solid fundamentals, lower quality (high yield) municipal issues lagged the performance of investment grade issues, providing a very slight positive return. Much of the municipal market performance over the year was dictated by the rise in long-maturity yields relative to shorter-maturity yields. However, shorter-maturity municipal issues outperformed during the period, as yields fell modestly on the front end of the curve. Investor demand remained resilient during the period, with steady inflows into municipal mutual funds and separately managed accounts, but was challenged to keep pace with supply that reached near-record levels. Trade policy uncertainty and geopolitical tensions added volatility, but the asset class continued to offer attractive tax-exempt income and relative value in a shifting rate environment.
Top contributors to the Fund’s performance relative to the  Bloomberg 5-Year Municipal Bond Index:
• Duration effect within core maturity issues
• Yield curve effect from shorter maturity issues
Top detractors to the Fund’s performance relative to the  Bloomberg 5-Year Municipal Bond Index:
• Overall issue selection, in particular among longer maturity issues
• Duration exposure and yield curve exposure from longer maturity positioning
• Allocation effect from shorter maturity issues
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 1, 2024 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-IT316

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	Since Inception (02/01/2024)
Class I - without sales charge	2.59	2.54
Bloomberg Municipal Bond Index	1.39	2.53
Bloomberg 5-Year Municipal Bond Index	3.43	3.60
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$54.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	37
Total Advisory Fees Paid During the Reporting Period	$121,206
Portfolio Turnover Rate	41%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Municipal Obligations	98.7%
Repurchase Agreement	1.3%

Largest States (% of Total Investments)
Texas	17.8%
Illinois	11.0%
Pennsylvania	10.4%
South Carolina	8.5%
Ohio	8.2%
Florida	7.5%
New York	7.2%
Virginia	7.0%
Indiana	5.1%
North Carolina	3.1%
MM202912-309770	PAGE 2	TSR-AR-IT316

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IT316

MassMutual Clinton Limited Term Municipal Fund
Class Y | MMZQX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual Clinton Limited Term Municipal Fund (the “Fund”) for the period of February 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$39	0.39%
HOW DID THE FUND PERFORM?
Municipal bond markets delivered mixed performance over the past fiscal year, shaped by shifting monetary policy, elevated new issuance, and broader macroeconomic uncertainty. Following significant steepening of municipal market yields since late 2024, the U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, contributing to a modest decline in tax-exempt yields, particularly in longer maturities. Credit quality across the municipal landscape remained broadly stable, supported by strong state and local revenue collections and disciplined fiscal management. Despite the solid fundamentals, lower quality (high yield) municipal issues lagged the performance of investment grade issues, providing a very slight positive return. Much of the municipal market performance over the year was dictated by the rise in long-maturity yields relative to shorter-maturity yields. However, shorter-maturity municipal issues outperformed during the period, as yields fell modestly on the front end of the curve. Investor demand remained resilient during the period, with steady inflows into municipal mutual funds and separately managed accounts, but was challenged to keep pace with supply that reached near-record levels. Trade policy uncertainty and geopolitical tensions added volatility, but the asset class continued to offer attractive tax-exempt income and relative value in a shifting rate environment.
Top contributors to the Fund’s performance relative to the  Bloomberg 5-Year Municipal Bond Index:
• Duration effect within core maturity issues
• Yield curve effect from shorter maturity issues
Top detractors to the Fund’s performance relative to the  Bloomberg 5-Year Municipal Bond Index:
• Overall issue selection, in particular among longer maturity issues
• Duration exposure and yield curve exposure from longer maturity positioning
• Allocation effect from shorter maturity issues
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 1, 2024 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-IT31Y

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	Since Inception (02/01/2024)
Class Y - without sales charge	2.49	2.44
Bloomberg Municipal Bond Index	1.39	2.53
Bloomberg 5-Year Municipal Bond Index	3.43	3.60
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$54.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	37
Total Advisory Fees Paid During the Reporting Period	$121,206
Portfolio Turnover Rate	41%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Municipal Obligations	98.7%
Repurchase Agreement	1.3%

Largest States (% of Total Investments)
Texas	17.8%
Illinois	11.0%
Pennsylvania	10.4%
South Carolina	8.5%
Ohio	8.2%
Florida	7.5%
New York	7.2%
Virginia	7.0%
Indiana	5.1%
North Carolina	3.1%
MM202912-309770	PAGE 2	TSR-AR-IT31Y

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IT31Y

MassMutual Clinton Limited Term Municipal Fund
Class A | MMJDX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual Clinton Limited Term Municipal Fund (the “Fund”) for the period of February 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$65	0.64%
HOW DID THE FUND PERFORM?
Municipal bond markets delivered mixed performance over the past fiscal year, shaped by shifting monetary policy, elevated new issuance, and broader macroeconomic uncertainty. Following significant steepening of municipal market yields since late 2024, the U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, contributing to a modest decline in tax-exempt yields, particularly in longer maturities. Credit quality across the municipal landscape remained broadly stable, supported by strong state and local revenue collections and disciplined fiscal management. Despite the solid fundamentals, lower quality (high yield) municipal issues lagged the performance of investment grade issues, providing a very slight positive return. Much of the municipal market performance over the year was dictated by the rise in long-maturity yields relative to shorter-maturity yields. However, shorter-maturity municipal issues outperformed during the period, as yields fell modestly on the front end of the curve. Investor demand remained resilient during the period, with steady inflows into municipal mutual funds and separately managed accounts, but was challenged to keep pace with supply that reached near-record levels. Trade policy uncertainty and geopolitical tensions added volatility, but the asset class continued to offer attractive tax-exempt income and relative value in a shifting rate environment.
Top contributors to the Fund’s performance relative to the  Bloomberg 5-Year Municipal Bond Index:
• Duration effect within core maturity issues
• Yield curve effect from shorter maturity issues
Top detractors to the Fund’s performance relative to the  Bloomberg 5-Year Municipal Bond Index:
• Overall issue selection, in particular among longer maturity issues
• Duration exposure and yield curve exposure from longer maturity positioning
• Allocation effect from shorter maturity issues
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 1, 2024 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-IT312

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	Since Inception (02/01/2024)
Class A - without sales charge	2.24	2.18
Class A - with maximum sales charge	-0.32	0.64
Bloomberg Municipal Bond Index	1.39	2.53
Bloomberg 5-Year Municipal Bond Index	3.43	3.60
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$54.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	37
Total Advisory Fees Paid During the Reporting Period	$121,206
Portfolio Turnover Rate	41%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Municipal Obligations	98.7%
Repurchase Agreement	1.3%

Largest States (% of Total Investments)
Texas	17.8%
Illinois	11.0%
Pennsylvania	10.4%
South Carolina	8.5%
Ohio	8.2%
Florida	7.5%
New York	7.2%
Virginia	7.0%
Indiana	5.1%
North Carolina	3.1%
MM202912-309770	PAGE 2	TSR-AR-IT312

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IT312

MassMutual Clinton Municipal Fund
Class I | MMZVX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual Clinton Municipal Fund (the “Fund”) for the period of February 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$41	0.41%
HOW DID THE FUND PERFORM?
Municipal bond markets delivered mixed performance over the past fiscal year, shaped by shifting monetary policy, elevated new issuance, and broader macroeconomic uncertainty. Following significant steepening of municipal market yields since late 2024, the U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, contributing to a modest decline in tax-exempt yields, particularly in longer maturities. Credit quality across the municipal landscape remained broadly stable, supported by strong state and local revenue collections and disciplined fiscal management. Despite the solid fundamentals, lower quality (high yield) municipal issues lagged the performance of investment grade issues, providing a very slight positive return. Much of the municipal market performance over the year was dictated by the rise in long-maturity yields relative to shorter-maturity yields. However, shorter-maturity municipal issues outperformed during the period, as yields fell modestly on the front end of the curve. Investor demand remained resilient during the period, with steady inflows into municipal mutual funds and separately managed accounts, but was challenged to keep pace with supply that reached near-record levels. Trade policy uncertainty and geopolitical tensions added volatility, but the asset class continued to offer attractive tax-exempt income and relative value in a shifting rate environment.
Top contributors to the Fund’s performance relative to the  Bloomberg Municipal Bond Index:
• Underweight allocation to the longest  maturities of the Index
• Overall allocation effect, led by a strong overweight to local authority municipal bonds
• Selection effect within maturities of 15 – 20 years, the Fund’s largest yield curve exposure
Top detractors to the Fund’s performance relative to the  Bloomberg Municipal Bond Index:
• Yield curve effect from exposure to  maturities of 15 – 20 years as longer-term municipal yields rose
• Yield curve effect attributable to local authority issues, the Fund’s largest sector exposure
• Duration effect attributable to a long maturity state of Illinois general obligation
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 1, 2024 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-IT326

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	Since Inception (02/01/2024)
Class I - without sales charge	0.86	1.65
Bloomberg Municipal Bond Index	1.39	2.53
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$61.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	43
Total Advisory Fees Paid During the Reporting Period	$199,516
Portfolio Turnover Rate	36%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Municipal Obligations	100.0%

Largest States (% of Total Investments)
Texas	34.0%
New York	15.1%
Illinois	11.6%
Pennsylvania	6.7%
Virginia	4.6%
Alabama	3.9%
Indiana	3.8%
South Carolina	3.6%
Florida	2.7%
Nebraska	2.7%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 2	TSR-AR-IT326

MassMutual Clinton Municipal Fund
Class Y | MMZWX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual Clinton Municipal Fund (the “Fund”) for the period of February 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$51	0.51%
HOW DID THE FUND PERFORM?
Municipal bond markets delivered mixed performance over the past fiscal year, shaped by shifting monetary policy, elevated new issuance, and broader macroeconomic uncertainty. Following significant steepening of municipal market yields since late 2024, the U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, contributing to a modest decline in tax-exempt yields, particularly in longer maturities. Credit quality across the municipal landscape remained broadly stable, supported by strong state and local revenue collections and disciplined fiscal management. Despite the solid fundamentals, lower quality (high yield) municipal issues lagged the performance of investment grade issues, providing a very slight positive return. Much of the municipal market performance over the year was dictated by the rise in long-maturity yields relative to shorter-maturity yields. However, shorter-maturity municipal issues outperformed during the period, as yields fell modestly on the front end of the curve. Investor demand remained resilient during the period, with steady inflows into municipal mutual funds and separately managed accounts, but was challenged to keep pace with supply that reached near-record levels. Trade policy uncertainty and geopolitical tensions added volatility, but the asset class continued to offer attractive tax-exempt income and relative value in a shifting rate environment.
Top contributors to the Fund’s performance relative to the  Bloomberg Municipal Bond Index:
• Underweight allocation to the longest  maturities of the Index
• Overall allocation effect, led by a strong overweight to local authority municipal bonds
• Selection effect within maturities of 15 – 20 years, the Fund’s largest yield curve exposure
Top detractors to the Fund’s performance relative to the  Bloomberg Municipal Bond Index:
• Yield curve effect from exposure to  maturities of 15 – 20 years as longer-term municipal yields rose
• Yield curve effect attributable to local authority issues, the Fund’s largest sector exposure
• Duration effect attributable to a long maturity state of Illinois general obligation
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 1, 2024 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-IT32Y

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	Since Inception (02/01/2024)
Class Y - without sales charge	0.77	1.55
Bloomberg Municipal Bond Index	1.39	2.53
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$61.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	43
Total Advisory Fees Paid During the Reporting Period	$199,516
Portfolio Turnover Rate	36%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Municipal Obligations	100.0%

Largest States (% of Total Investments)
Texas	34.0%
New York	15.1%
Illinois	11.6%
Pennsylvania	6.7%
Virginia	4.6%
Alabama	3.9%
Indiana	3.8%
South Carolina	3.6%
Florida	2.7%
Nebraska	2.7%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 2	TSR-AR-IT32Y

MassMutual Clinton Municipal Fund
Class A | MMZUX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual Clinton Municipal Fund (the “Fund”) for the period of February 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$76	0.76%
HOW DID THE FUND PERFORM?
Municipal bond markets delivered mixed performance over the past fiscal year, shaped by shifting monetary policy, elevated new issuance, and broader macroeconomic uncertainty. Following significant steepening of municipal market yields since late 2024, the U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, contributing to a modest decline in tax-exempt yields, particularly in longer maturities. Credit quality across the municipal landscape remained broadly stable, supported by strong state and local revenue collections and disciplined fiscal management. Despite the solid fundamentals, lower quality (high yield) municipal issues lagged the performance of investment grade issues, providing a very slight positive return. Much of the municipal market performance over the year was dictated by the rise in long-maturity yields relative to shorter-maturity yields. However, shorter-maturity municipal issues outperformed during the period, as yields fell modestly on the front end of the curve. Investor demand remained resilient during the period, with steady inflows into municipal mutual funds and separately managed accounts, but was challenged to keep pace with supply that reached near-record levels. Trade policy uncertainty and geopolitical tensions added volatility, but the asset class continued to offer attractive tax-exempt income and relative value in a shifting rate environment.
Top contributors to the Fund’s performance relative to the  Bloomberg Municipal Bond Index:
• Underweight allocation to the longest  maturities of the Index
• Overall allocation effect, led by a strong overweight to local authority municipal bonds
• Selection effect within maturities of 15 – 20 years, the Fund’s largest yield curve exposure
Top detractors to the Fund’s performance relative to the  Bloomberg Municipal Bond Index:
• Yield curve effect from exposure to  maturities of 15 – 20 years as longer-term municipal yields rose
• Yield curve effect attributable to local authority issues, the Fund’s largest sector exposure
• Duration effect attributable to a long maturity state of Illinois general obligation
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 1, 2024 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-IT322

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	Since Inception (02/01/2024)
Class A - without sales charge	0.50	1.29
Class A - with maximum sales charge	-2.01	-0.23
Bloomberg Municipal Bond Index	1.39	2.53
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$61.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	43
Total Advisory Fees Paid During the Reporting Period	$199,516
Portfolio Turnover Rate	36%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Municipal Obligations	100.0%

Largest States (% of Total Investments)
Texas	34.0%
New York	15.1%
Illinois	11.6%
Pennsylvania	6.7%
Virginia	4.6%
Alabama	3.9%
Indiana	3.8%
South Carolina	3.6%
Florida	2.7%
Nebraska	2.7%
MM202912-309770	PAGE 2	TSR-AR-IT322

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IT322

MassMutual Clinton Municipal Credit Opportunities Fund
Class I | MMJBX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual Clinton Municipal Credit Opportunities Fund (the “Fund”) for the period of February 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$54	0.54%
HOW DID THE FUND PERFORM?
Municipal bond markets delivered mixed performance over the past fiscal year, shaped by shifting monetary policy, elevated new issuance, and broader macroeconomic uncertainty. Following significant steepening of municipal market yields since late 2024, the U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, contributing to a modest decline in tax-exempt yields, particularly in longer maturities. Credit quality across the municipal landscape remained broadly stable, supported by strong state and local revenue collections and disciplined fiscal management. Despite the solid fundamentals, lower quality (high yield) municipal issues lagged the performance of investment grade issues, providing a very slight positive return. Much of the municipal market performance over the year was dictated by the rise in long-maturity yields relative to shorter-maturity yields. However, shorter-maturity municipal issues outperformed during the period, as yields fell modestly on the front end of the curve. Investor demand remained resilient during the period, with steady inflows into municipal mutual funds and separately managed accounts, but was challenged to keep pace with supply that reached near-record levels. Trade policy uncertainty and geopolitical tensions added volatility, but the asset class continued to offer attractive tax-exempt income and relative value in a shifting rate environment.
Top contributors to the Fund’s performance relative to the  Bloomberg Municipal 65% High Grade/35% High Yield Index:
• Issue selection in state general obligation municipal bonds
• Issue selection in higher education municipal bonds
• Issue selection in hospital treatment and research center municipal bonds
Top detractors to the Fund’s performance relative to the  Bloomberg Municipal 65% High Grade/35% High Yield Index:
• Overall yield curve effect of being positioned in longer  maturities
• Yield curve effect and selection among local authority municipal bonds
• Duration effect attributable to a long maturity state of Illinois general obligation
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 1, 2024 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the
MM202912-309770	PAGE 1	TSR-AR-IT336

Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	Since Inception (02/01/2024)
Class I - without sales charge	-1.16	0.50
Bloomberg Municipal Bond Index	1.39	2.53
Bloomberg Municipal 65% High Grade/35% High Yield Index	0.98	3.34
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$49.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	33
Total Advisory Fees Paid During the Reporting Period	$232,996
Portfolio Turnover Rate	26%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Municipal Obligations	100.0%

Largest States (% of Total Investments)
New York	24.5%
Illinois	16.0%
Florida	7.5%
Texas	6.2%
Colorado	6.2%
Pennsylvania	6.0%
Alabama	4.9%
North Carolina	4.5%
Nebraska	4.4%
Tennessee	4.3%
MM202912-309770	PAGE 2	TSR-AR-IT336

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IT336

MassMutual Clinton Municipal Credit Opportunities Fund
Class Y | MMJCX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual Clinton Municipal Credit Opportunities Fund (the “Fund”) for the period of February 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$64	0.64%
HOW DID THE FUND PERFORM?
Municipal bond markets delivered mixed performance over the past fiscal year, shaped by shifting monetary policy, elevated new issuance, and broader macroeconomic uncertainty. Following significant steepening of municipal market yields since late 2024, the U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, contributing to a modest decline in tax-exempt yields, particularly in longer maturities. Credit quality across the municipal landscape remained broadly stable, supported by strong state and local revenue collections and disciplined fiscal management. Despite the solid fundamentals, lower quality (high yield) municipal issues lagged the performance of investment grade issues, providing a very slight positive return. Much of the municipal market performance over the year was dictated by the rise in long-maturity yields relative to shorter-maturity yields. However, shorter-maturity municipal issues outperformed during the period, as yields fell modestly on the front end of the curve. Investor demand remained resilient during the period, with steady inflows into municipal mutual funds and separately managed accounts, but was challenged to keep pace with supply that reached near-record levels. Trade policy uncertainty and geopolitical tensions added volatility, but the asset class continued to offer attractive tax-exempt income and relative value in a shifting rate environment.
Top contributors to the Fund’s performance relative to the  Bloomberg Municipal 65% High Grade/35% High Yield Index:
• Issue selection in state general obligation municipal bonds
• Issue selection in higher education municipal bonds
• Issue selection in hospital treatment and research center municipal bonds
Top detractors to the Fund’s performance relative to the  Bloomberg Municipal 65% High Grade/35% High Yield Index:
• Overall yield curve effect of being positioned in longer  maturities
• Yield curve effect and selection among local authority municipal bonds
• Duration effect attributable to a long maturity state of Illinois general obligation
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 1, 2024 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the
MM202912-309770	PAGE 1	TSR-AR-IT33Y

Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	Since Inception (02/01/2024)
Class Y - without sales charge	-1.26	0.40
Bloomberg Municipal Bond Index	1.39	2.53
Bloomberg Municipal 65% High Grade/35% High Yield Index	0.98	3.34
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$49.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	33
Total Advisory Fees Paid During the Reporting Period	$232,996
Portfolio Turnover Rate	26%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Municipal Obligations	100.0%

Largest States (% of Total Investments)
New York	24.5%
Illinois	16.0%
Florida	7.5%
Texas	6.2%
Colorado	6.2%
Pennsylvania	6.0%
Alabama	4.9%
North Carolina	4.5%
Nebraska	4.4%
Tennessee	4.3%
MM202912-309770	PAGE 2	TSR-AR-IT33Y

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IT33Y

MassMutual Clinton Municipal Credit Opportunities Fund
Class A | MMJAX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual Clinton Municipal Credit Opportunities Fund (the “Fund”) for the period of February 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$88	0.89%
HOW DID THE FUND PERFORM?
Municipal bond markets delivered mixed performance over the past fiscal year, shaped by shifting monetary policy, elevated new issuance, and broader macroeconomic uncertainty. Following significant steepening of municipal market yields since late 2024, the U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, contributing to a modest decline in tax-exempt yields, particularly in longer maturities. Credit quality across the municipal landscape remained broadly stable, supported by strong state and local revenue collections and disciplined fiscal management. Despite the solid fundamentals, lower quality (high yield) municipal issues lagged the performance of investment grade issues, providing a very slight positive return. Much of the municipal market performance over the year was dictated by the rise in long-maturity yields relative to shorter-maturity yields. However, shorter-maturity municipal issues outperformed during the period, as yields fell modestly on the front end of the curve. Investor demand remained resilient during the period, with steady inflows into municipal mutual funds and separately managed accounts, but was challenged to keep pace with supply that reached near-record levels. Trade policy uncertainty and geopolitical tensions added volatility, but the asset class continued to offer attractive tax-exempt income and relative value in a shifting rate environment.
Top contributors to the Fund’s performance relative to the  Bloomberg Municipal 65% High Grade/35% High Yield Index:
• Issue selection in state general obligation municipal bonds
• Issue selection in higher education municipal bonds
• Issue selection in hospital treatment and research center municipal bonds
Top detractors to the Fund’s performance relative to the  Bloomberg Municipal 65% High Grade/35% High Yield Index:
• Overall yield curve effect of being positioned in longer  maturities
• Yield curve effect and selection among local authority municipal bonds
• Duration effect attributable to a long maturity state of Illinois general obligation
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 1, 2024 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the
MM202912-309770	PAGE 1	TSR-AR-IT332

Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	Since Inception (02/01/2024)
Class A - without sales charge	-1.50	0.15
Class A - with maximum sales charge	-3.97	-1.36
Bloomberg Municipal Bond Index	1.39	2.53
Bloomberg Municipal 65% High Grade/35% High Yield Index	0.98	3.34
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$49.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	33
Total Advisory Fees Paid During the Reporting Period	$232,996
Portfolio Turnover Rate	26%
MM202912-309770	PAGE 2	TSR-AR-IT332

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Municipal Obligations	100.0%

Largest States (% of Total Investments)
New York	24.5%
Illinois	16.0%
Florida	7.5%
Texas	6.2%
Colorado	6.2%
Pennsylvania	6.0%
Alabama	4.9%
North Carolina	4.5%
Nebraska	4.4%
Tennessee	4.3%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IT332

MassMutual Global Floating Rate Fund
Class I | BXFIX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual Global Floating Rate Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$77	0.75%
HOW DID THE FUND PERFORM?
The global bond market produced a positive but relatively subdued return over the 12-month period. The market experienced a volatile year as investors navigated shifting monetary policy, geopolitical tensions, and trade-related uncertainty. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. The European Central Bank and Bank of England also lowered their respective policy rates throughout the 12-month period, driven primarily by slowing economic growth. Despite the U.S. Federal Reserve’s interest rate cuts, longer-term U.S. Treasury yields rose over the period, reflecting concerns over fiscal deficits and continued inflation pressure from tariffs. Non-U.S. developed market sovereign bonds saw upward pressure on yields as well, while credit spreads narrowed modestly across investment-grade and high-yield sectors. Emerging market debt outperformed, supported by favorable currency dynamics and attractive real yields, particularly in local currency instruments. Trade policy developments, including renewed tariff actions, added complexity to global rate expectations, while ongoing conflicts in Ukraine and the Middle East contributed to cautious investor sentiment. Overall, fixed income markets reflected a delicate balance between macroeconomic headwinds and central bank policy responses, with longer-term yields facing pressure and credit performance being resilient.
Top contributors to the Fund’s performance relative to the S&P UBS Leveraged Loan Index:
• The Fund’s investment in  U.S. bank loans contributed
• Despite the decline in yields, coupon income was additive
Top detractors to the Fund’s performance relative to the S&P UBS Leveraged Loan Index:
• The Fund’s overweight allocation and selection among European bank loans
• Security selection among CCC rated issuers
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2015 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-2BCA4

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class I - without sales charge	5.43	6.15	5.17
Bloomberg Global Aggregate Index	2.40	-1.56	1.15
S&P UBS Leveraged Loan Index	7.09	6.88	5.45
The Fund is the successor to the Barings Global Floating Rate Fund (the “Predecessor Fund”), a mutual fund with substantially similar investment objectives, policies, and restrictions, as a result of the reorganization of the Predecessor Fund into the Fund on December 13, 2021. The performance provided is that of the Predecessor Fund prior to December 13, 2021, and is that of the Fund after December 13, 2021.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$128.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	293
Total Advisory Fees Paid During the Reporting Period	$826,873
Portfolio Turnover Rate	41%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Bank Loans	86.4%
Corporate Debt	10.5%
Repurchase Agreement	2.2%
Common Stock	0.9%
Preferred Stock	0.0%
Warrants	0.0%

Largest Countries (% of Total Investments)
United States	61.8%
United Kingdom	9.1%
Germany	6.6%
Luxembourg	3.9%
France	2.8%
Netherlands	2.5%
Ireland	2.3%
Italy	1.4%
Spain	1.4%
Finland	1.3%
MM202912-309770	PAGE 2	TSR-AR-2BCA4

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-2BCA4

MassMutual Global Floating Rate Fund
Class Y | BXFYX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual Global Floating Rate Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$77	0.75%
HOW DID THE FUND PERFORM?
The global bond market produced a positive but relatively subdued return over the 12-month period. The market experienced a volatile year as investors navigated shifting monetary policy, geopolitical tensions, and trade-related uncertainty. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. The European Central Bank and Bank of England also lowered their respective policy rates throughout the 12-month period, driven primarily by slowing economic growth. Despite the U.S. Federal Reserve’s interest rate cuts, longer-term U.S. Treasury yields rose over the period, reflecting concerns over fiscal deficits and continued inflation pressure from tariffs. Non-U.S. developed market sovereign bonds saw upward pressure on yields as well, while credit spreads narrowed modestly across investment-grade and high-yield sectors. Emerging market debt outperformed, supported by favorable currency dynamics and attractive real yields, particularly in local currency instruments. Trade policy developments, including renewed tariff actions, added complexity to global rate expectations, while ongoing conflicts in Ukraine and the Middle East contributed to cautious investor sentiment. Overall, fixed income markets reflected a delicate balance between macroeconomic headwinds and central bank policy responses, with longer-term yields facing pressure and credit performance being resilient.
Top contributors to the Fund’s performance relative to the S&P UBS Leveraged Loan Index:
• The Fund’s investment in  U.S. bank loans contributed
• Despite the decline in yields, coupon income was additive
Top detractors to the Fund’s performance relative to the S&P UBS Leveraged Loan Index:
• The Fund’s overweight allocation and selection among European bank loans
• Security selection among CCC rated issuers
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2015 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-2BCAY

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class Y - without sales charge	5.44	6.16	5.16
Bloomberg Global Aggregate Index	2.40	-1.56	1.15
S&P UBS Leveraged Loan Index	7.09	6.88	5.45
The Fund is the successor to the Barings Global Floating Rate Fund (the “Predecessor Fund”), a mutual fund with substantially similar investment objectives, policies, and restrictions, as a result of the reorganization of the Predecessor Fund into the Fund on December 13, 2021. The performance provided is that of the Predecessor Fund prior to December 13, 2021, and is that of the Fund after December 13, 2021.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$128.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	293
Total Advisory Fees Paid During the Reporting Period	$826,873
Portfolio Turnover Rate	41%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Bank Loans	86.4%
Corporate Debt	10.5%
Repurchase Agreement	2.2%
Common Stock	0.9%
Preferred Stock	0.0%
Warrants	0.0%

Largest Countries (% of Total Investments)
United States	61.8%
United Kingdom	9.1%
Germany	6.6%
Luxembourg	3.9%
France	2.8%
Netherlands	2.5%
Ireland	2.3%
Italy	1.4%
Spain	1.4%
Finland	1.3%
MM202912-309770	PAGE 2	TSR-AR-2BCAY

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-2BCAY

MassMutual Global Floating Rate Fund
Class A | BXFAX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual Global Floating Rate Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$103	1.00%
HOW DID THE FUND PERFORM?
The global bond market produced a positive but relatively subdued return over the 12-month period. The market experienced a volatile year as investors navigated shifting monetary policy, geopolitical tensions, and trade-related uncertainty. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. The European Central Bank and Bank of England also lowered their respective policy rates throughout the 12-month period, driven primarily by slowing economic growth. Despite the U.S. Federal Reserve’s interest rate cuts, longer-term U.S. Treasury yields rose over the period, reflecting concerns over fiscal deficits and continued inflation pressure from tariffs. Non-U.S. developed market sovereign bonds saw upward pressure on yields as well, while credit spreads narrowed modestly across investment-grade and high-yield sectors. Emerging market debt outperformed, supported by favorable currency dynamics and attractive real yields, particularly in local currency instruments. Trade policy developments, including renewed tariff actions, added complexity to global rate expectations, while ongoing conflicts in Ukraine and the Middle East contributed to cautious investor sentiment. Overall, fixed income markets reflected a delicate balance between macroeconomic headwinds and central bank policy responses, with longer-term yields facing pressure and credit performance being resilient.
Top contributors to the Fund’s performance relative to the S&P UBS Leveraged Loan Index:
• The Fund’s investment in  U.S. bank loans contributed
• Despite the decline in yields, coupon income was additive
Top detractors to the Fund’s performance relative to the S&P UBS Leveraged Loan Index:
• The Fund’s overweight allocation and selection among European bank loans
• Security selection among CCC rated issuers
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2015 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-2BCA1

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class A - without sales charge	5.28	5.91	4.91
Class A - with maximum sales charge	0.80	5.26	4.59
Bloomberg Global Aggregate Index	2.40	-1.56	1.15
S&P UBS Leveraged Loan Index	7.09	6.88	5.45
The Fund is the successor to the Barings Global Floating Rate Fund (the “Predecessor Fund”), a mutual fund with substantially similar investment objectives, policies, and restrictions, as a result of the reorganization of the Predecessor Fund into the Fund on December 13, 2021. The performance provided is that of the Predecessor Fund prior to December 13, 2021, and is that of the Fund after December 13, 2021.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$128.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	293
Total Advisory Fees Paid During the Reporting Period	$826,873
Portfolio Turnover Rate	41%
MM202912-309770	PAGE 2	TSR-AR-2BCA1

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Bank Loans	86.4%
Corporate Debt	10.5%
Repurchase Agreement	2.2%
Common Stock	0.9%
Preferred Stock	0.0%
Warrants	0.0%

Largest Countries (% of Total Investments)
United States	61.8%
United Kingdom	9.1%
Germany	6.6%
Luxembourg	3.9%
France	2.8%
Netherlands	2.5%
Ireland	2.3%
Italy	1.4%
Spain	1.4%
Finland	1.3%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-2BCA1

MassMutual Global Floating Rate Fund
Class C | BXFCX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual Global Floating Rate Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$179	1.75%
HOW DID THE FUND PERFORM?
The global bond market produced a positive but relatively subdued return over the 12-month period. The market experienced a volatile year as investors navigated shifting monetary policy, geopolitical tensions, and trade-related uncertainty. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. The European Central Bank and Bank of England also lowered their respective policy rates throughout the 12-month period, driven primarily by slowing economic growth. Despite the U.S. Federal Reserve’s interest rate cuts, longer-term U.S. Treasury yields rose over the period, reflecting concerns over fiscal deficits and continued inflation pressure from tariffs. Non-U.S. developed market sovereign bonds saw upward pressure on yields as well, while credit spreads narrowed modestly across investment-grade and high-yield sectors. Emerging market debt outperformed, supported by favorable currency dynamics and attractive real yields, particularly in local currency instruments. Trade policy developments, including renewed tariff actions, added complexity to global rate expectations, while ongoing conflicts in Ukraine and the Middle East contributed to cautious investor sentiment. Overall, fixed income markets reflected a delicate balance between macroeconomic headwinds and central bank policy responses, with longer-term yields facing pressure and credit performance being resilient.
Top contributors to the Fund’s performance relative to the S&P UBS Leveraged Loan Index:
• The Fund’s investment in  U.S. bank loans contributed
• Despite the decline in yields, coupon income was additive
Top detractors to the Fund’s performance relative to the S&P UBS Leveraged Loan Index:
• The Fund’s overweight allocation and selection among European bank loans
• Security selection among CCC rated issuers
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2015 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-2BCA3

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class C - without sales charge	4.38	5.12	4.13
Class C - with maximum sales charge	3.40	5.12	4.13
Bloomberg Global Aggregate Index	2.40	-1.56	1.15
S&P UBS Leveraged Loan Index	7.09	6.88	5.45
The Fund is the successor to the Barings Global Floating Rate Fund (the “Predecessor Fund”), a mutual fund with substantially similar investment objectives, policies, and restrictions, as a result of the reorganization of the Predecessor Fund into the Fund on December 13, 2021. The performance provided is that of the Predecessor Fund prior to December 13, 2021, and is that of the Fund after December 13, 2021.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$128.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	293
Total Advisory Fees Paid During the Reporting Period	$826,873
Portfolio Turnover Rate	41%
MM202912-309770	PAGE 2	TSR-AR-2BCA3

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Bank Loans	86.4%
Corporate Debt	10.5%
Repurchase Agreement	2.2%
Common Stock	0.9%
Preferred Stock	0.0%
Warrants	0.0%

Largest Countries (% of Total Investments)
United States	61.8%
United Kingdom	9.1%
Germany	6.6%
Luxembourg	3.9%
France	2.8%
Netherlands	2.5%
Ireland	2.3%
Italy	1.4%
Spain	1.4%
Finland	1.3%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-2BCA3

MassMutual Global Credit Income Opportunities Fund
Class I | BXITX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual Global Credit Income Opportunities Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$88	0.85%
HOW DID THE FUND PERFORM?
The global bond market produced a positive but relatively subdued return over the 12-month period. The market experienced a volatile year as investors navigated shifting monetary policy, geopolitical tensions, and trade-related uncertainty. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. The European Central Bank and Bank of England also lowered their respective policy rates throughout the 12-month period, driven primarily by slowing economic growth. Despite the U.S. Federal Reserve’s interest rate cuts, longer-term U.S. Treasury yields rose over the period, reflecting concerns over fiscal deficits and continued inflation pressure from tariffs. Non-U.S. developed market sovereign bonds saw upward pressure on yields as well, while credit spreads narrowed modestly across investment-grade and high-yield sectors. Emerging market debt outperformed, supported by favorable currency dynamics and attractive real yields, particularly in local currency instruments. Trade policy developments, including renewed tariff actions, added complexity to global rate expectations, while ongoing conflicts in Ukraine and the Middle East contributed to cautious investor sentiment. Overall, fixed income markets reflected a delicate balance between macroeconomic headwinds and central bank policy responses, with longer-term yields facing pressure and credit performance being resilient.
Top contributors to the Fund’s performance relative to the  FTSE 3 Month US T Bill Index + 500 bps:
• Bank loan exposure
• High yield bond exposure
Top detractors to the Fund’s performance relative to the  FTSE 3 Month US T Bill Index + 500 bps:
• Currency forwards implemented to manage  non-U.S. dollar exposure
• U.S. Treasury futures implemented to manage the Fund’s duration profile
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2015 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-2BCB4

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class I - without sales charge	6.63	5.89	5.18
Bloomberg Global Aggregate Index	2.40	-1.56	1.15
FTSE 3 Month US T Bill Index + 500 bps	9.83	8.26	7.23
The Fund is the successor to the Barings Global Credit Income Opportunities Fund (the “Predecessor Fund”), a mutual fund with substantially similar investment objectives, policies, and restrictions, as a result of the reorganization of the Predecessor Fund into the Fund on December 13, 2021. The performance provided is that of the Predecessor Fund prior to December 13, 2021, and is that of the Fund after December 13, 2021.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$145.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	532
Total Advisory Fees Paid During the Reporting Period	$1,081,054
Portfolio Turnover Rate	87%
MM202912-309770	PAGE 2	TSR-AR-2BCB4

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Bank Loans	42.1%
Corporate Debt	40.3%
Repurchase Agreement	7.5%
Non-U.S. Government Agency Obligations	6.0%
Exchange-Traded Funds	1.9%
Investment of Cash Collateral from Securities Loaned	1.8%
Sovereign Debt Obligations	0.2%
Common Stock	0.2%
Preferred Stock	0.0%
Warrants	0.0%
Auto Manufacturers	0.0%

Largest Countries (% of Total Investments)
United States	47.7%
United Kingdom	9.1%
Germany	5.1%
Cayman Islands	3.5%
France	3.4%
Luxembourg	3.2%
Ireland	2.8%
Spain	2.0%
Netherlands	2.0%
Canada	1.6%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-2BCB4

MassMutual Global Credit Income Opportunities Fund
Class Y | BXIYX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual Global Credit Income Opportunities Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$93	0.90%
HOW DID THE FUND PERFORM?
The global bond market produced a positive but relatively subdued return over the 12-month period. The market experienced a volatile year as investors navigated shifting monetary policy, geopolitical tensions, and trade-related uncertainty. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. The European Central Bank and Bank of England also lowered their respective policy rates throughout the 12-month period, driven primarily by slowing economic growth. Despite the U.S. Federal Reserve’s interest rate cuts, longer-term U.S. Treasury yields rose over the period, reflecting concerns over fiscal deficits and continued inflation pressure from tariffs. Non-U.S. developed market sovereign bonds saw upward pressure on yields as well, while credit spreads narrowed modestly across investment-grade and high-yield sectors. Emerging market debt outperformed, supported by favorable currency dynamics and attractive real yields, particularly in local currency instruments. Trade policy developments, including renewed tariff actions, added complexity to global rate expectations, while ongoing conflicts in Ukraine and the Middle East contributed to cautious investor sentiment. Overall, fixed income markets reflected a delicate balance between macroeconomic headwinds and central bank policy responses, with longer-term yields facing pressure and credit performance being resilient.
Top contributors to the Fund’s performance relative to the  FTSE 3 Month US T Bill Index + 500 bps:
• Bank loan exposure
• High yield bond exposure
Top detractors to the Fund’s performance relative to the  FTSE 3 Month US T Bill Index + 500 bps:
• Currency forwards implemented to manage  non-U.S. dollar exposure
• U.S. Treasury futures implemented to manage the Fund’s duration profile
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2015 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-2BCBY

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class Y - without sales charge	6.68	5.88	5.17
Bloomberg Global Aggregate Index	2.40	-1.56	1.15
FTSE 3 Month US T Bill Index + 500 bps	9.83	8.26	7.23
The Fund is the successor to the Barings Global Credit Income Opportunities Fund (the “Predecessor Fund”), a mutual fund with substantially similar investment objectives, policies, and restrictions, as a result of the reorganization of the Predecessor Fund into the Fund on December 13, 2021. The performance provided is that of the Predecessor Fund prior to December 13, 2021, and is that of the Fund after December 13, 2021.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$145.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	532
Total Advisory Fees Paid During the Reporting Period	$1,081,054
Portfolio Turnover Rate	87%
MM202912-309770	PAGE 2	TSR-AR-2BCBY

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Bank Loans	42.1%
Corporate Debt	40.3%
Repurchase Agreement	7.5%
Non-U.S. Government Agency Obligations	6.0%
Exchange-Traded Funds	1.9%
Investment of Cash Collateral from Securities Loaned	1.8%
Sovereign Debt Obligations	0.2%
Common Stock	0.2%
Preferred Stock	0.0%
Warrants	0.0%
Auto Manufacturers	0.0%

Largest Countries (% of Total Investments)
United States	47.7%
United Kingdom	9.1%
Germany	5.1%
Cayman Islands	3.5%
France	3.4%
Luxembourg	3.2%
Ireland	2.8%
Spain	2.0%
Netherlands	2.0%
Canada	1.6%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-2BCBY

MassMutual Global Credit Income Opportunities Fund
Class A | BXIAX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual Global Credit Income Opportunities Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$120	1.16%
HOW DID THE FUND PERFORM?
The global bond market produced a positive but relatively subdued return over the 12-month period. The market experienced a volatile year as investors navigated shifting monetary policy, geopolitical tensions, and trade-related uncertainty. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. The European Central Bank and Bank of England also lowered their respective policy rates throughout the 12-month period, driven primarily by slowing economic growth. Despite the U.S. Federal Reserve’s interest rate cuts, longer-term U.S. Treasury yields rose over the period, reflecting concerns over fiscal deficits and continued inflation pressure from tariffs. Non-U.S. developed market sovereign bonds saw upward pressure on yields as well, while credit spreads narrowed modestly across investment-grade and high-yield sectors. Emerging market debt outperformed, supported by favorable currency dynamics and attractive real yields, particularly in local currency instruments. Trade policy developments, including renewed tariff actions, added complexity to global rate expectations, while ongoing conflicts in Ukraine and the Middle East contributed to cautious investor sentiment. Overall, fixed income markets reflected a delicate balance between macroeconomic headwinds and central bank policy responses, with longer-term yields facing pressure and credit performance being resilient.
Top contributors to the Fund’s performance relative to the  FTSE 3 Month US T Bill Index + 500 bps:
• Bank loan exposure
• High yield bond exposure
Top detractors to the Fund’s performance relative to the  FTSE 3 Month US T Bill Index + 500 bps:
• Currency forwards implemented to manage  non-U.S. dollar exposure
• U.S. Treasury futures implemented to manage the Fund’s duration profile
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2015 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-2BCB1

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class A - without sales charge	6.31	5.59	4.90
Class A - with maximum sales charge	1.79	4.73	4.47
Bloomberg Global Aggregate Index	2.40	-1.56	1.15
FTSE 3 Month US T Bill Index + 500 bps	9.83	8.26	7.23
The Fund is the successor to the Barings Global Credit Income Opportunities Fund (the “Predecessor Fund”), a mutual fund with substantially similar investment objectives, policies, and restrictions, as a result of the reorganization of the Predecessor Fund into the Fund on December 13, 2021. The performance provided is that of the Predecessor Fund prior to December 13, 2021, and is that of the Fund after December 13, 2021.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$145.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	532
Total Advisory Fees Paid During the Reporting Period	$1,081,054
Portfolio Turnover Rate	87%
MM202912-309770	PAGE 2	TSR-AR-2BCB1

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Bank Loans	42.1%
Corporate Debt	40.3%
Repurchase Agreement	7.5%
Non-U.S. Government Agency Obligations	6.0%
Exchange-Traded Funds	1.9%
Investment of Cash Collateral from Securities Loaned	1.8%
Sovereign Debt Obligations	0.2%
Common Stock	0.2%
Preferred Stock	0.0%
Warrants	0.0%
Auto Manufacturers	0.0%

Largest Countries (% of Total Investments)
United States	47.7%
United Kingdom	9.1%
Germany	5.1%
Cayman Islands	3.5%
France	3.4%
Luxembourg	3.2%
Ireland	2.8%
Spain	2.0%
Netherlands	2.0%
Canada	1.6%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-2BCB1

MassMutual Global Credit Income Opportunities Fund
Class C | BXICX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual Global Credit Income Opportunities Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$200	1.95%
HOW DID THE FUND PERFORM?
The global bond market produced a positive but relatively subdued return over the 12-month period. The market experienced a volatile year as investors navigated shifting monetary policy, geopolitical tensions, and trade-related uncertainty. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. The European Central Bank and Bank of England also lowered their respective policy rates throughout the 12-month period, driven primarily by slowing economic growth. Despite the U.S. Federal Reserve’s interest rate cuts, longer-term U.S. Treasury yields rose over the period, reflecting concerns over fiscal deficits and continued inflation pressure from tariffs. Non-U.S. developed market sovereign bonds saw upward pressure on yields as well, while credit spreads narrowed modestly across investment-grade and high-yield sectors. Emerging market debt outperformed, supported by favorable currency dynamics and attractive real yields, particularly in local currency instruments. Trade policy developments, including renewed tariff actions, added complexity to global rate expectations, while ongoing conflicts in Ukraine and the Middle East contributed to cautious investor sentiment. Overall, fixed income markets reflected a delicate balance between macroeconomic headwinds and central bank policy responses, with longer-term yields facing pressure and credit performance being resilient.
Top contributors to the Fund’s performance relative to the  FTSE 3 Month US T Bill Index + 500 bps:
• Bank loan exposure
• High yield bond exposure
Top detractors to the Fund’s performance relative to the  FTSE 3 Month US T Bill Index + 500 bps:
• Currency forwards implemented to manage  non-U.S. dollar exposure
• U.S. Treasury futures implemented to manage the Fund’s duration profile
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2015 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-2BCB3

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class C - without sales charge	5.47	4.79	4.11
Class C - with maximum sales charge	4.48	4.79	4.11
Bloomberg Global Aggregate Index	2.40	-1.56	1.15
FTSE 3 Month US T Bill Index + 500 bps	9.83	8.26	7.23
The Fund is the successor to the Barings Global Credit Income Opportunities Fund (the “Predecessor Fund”), a mutual fund with substantially similar investment objectives, policies, and restrictions, as a result of the reorganization of the Predecessor Fund into the Fund on December 13, 2021. The performance provided is that of the Predecessor Fund prior to December 13, 2021, and is that of the Fund after December 13, 2021.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$145.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	532
Total Advisory Fees Paid During the Reporting Period	$1,081,054
Portfolio Turnover Rate	87%
MM202912-309770	PAGE 2	TSR-AR-2BCB3

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Bank Loans	42.1%
Corporate Debt	40.3%
Repurchase Agreement	7.5%
Non-U.S. Government Agency Obligations	6.0%
Exchange-Traded Funds	1.9%
Investment of Cash Collateral from Securities Loaned	1.8%
Sovereign Debt Obligations	0.2%
Common Stock	0.2%
Preferred Stock	0.0%
Warrants	0.0%
Auto Manufacturers	0.0%

Largest Countries (% of Total Investments)
United States	47.7%
United Kingdom	9.1%
Germany	5.1%
Cayman Islands	3.5%
France	3.4%
Luxembourg	3.2%
Ireland	2.8%
Spain	2.0%
Netherlands	2.0%
Canada	1.6%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-2BCB3

(b)	Not applicable.

Item 2. Code of Ethics.

As of September 30, 2025, the Registrant adopted a Code of Ethics that applies to the Principal Executive Officer, Principal Financial Officer, and other senior financial officers pursuant to the Sarbanes-Oxley Act of 2002. For the year ended September 30, 2025, there were no reportable amendments to any provision of the Code of Ethics and the Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code of Ethics. A copy of its Code of Ethics is filed with this Form N-CSR under Item 19(a)(1).

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that Nabil N. El-Hage, a member of the Audit Committee, is an audit committee financial expert as defined by the Securities and Exchange Commission (the “SEC”). Mr. El-Hage is “independent” as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4. Principal Accountant Fees and Services.

References below to Deloitte & Touche LLP include its affiliates where applicable.

(a)	AUDIT FEES: The aggregate fees billed to the Registrant for professional services rendered by its independent auditors, Deloitte & Touche LLP, for the audit of the Registrant’s annual financial statements for the fiscal years ended 2025 and 2024 were $348,160 and $263,811, respectively.

(b)	AUDIT-RELATED FEES: No such fees were billed to the Registrant by Deloitte & Touche LLP for the fiscal years ended 2025 and 2024. No such fees were billed to the Registrant’s adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant by Deloitte & Touche LLP* for the fiscal years ended 2025 and 2024.

(c)	TAX FEES: No such fees were billed to the Registrant by Deloitte & Touche LLP for the fiscal years ended 2025 and 2024. No such fees were billed to the Registrant’s adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant by Deloitte & Touche LLP* for the fiscal years ended 2025 and 2024.

(d)	ALL OTHER FEES: No such fees were billed to the Registrant by Deloitte & Touche LLP for the fiscal years ended 2025 and 2024. No such fees were billed to the Registrant’s adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant by Deloitte & Touche LLP* for the fiscal years ended 2025 and 2024.

(e)	(1) AUDIT COMMITTEE PRE-APPROVAL POLICY: All services to be performed for the Registrant by Deloitte & Touche LLP must be pre-approved by the audit committee. All services performed during the fiscal years ended 2025 and 2024 were pre-approved by the committee.

(2)	Not applicable.

(f)	Not applicable.

(g)	The aggregate non-audit fees billed by Deloitte & Touche LLP for services rendered to the Registrant, the Registrant’s adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant, for the fiscal years ended 2025 and 2024 were $918,826 and $760,661, respectively.

*	Refers to fees that were required to be approved by the audit committee for services that relate directly to the operations and financial reporting of the Registrant.
(h)	The audit committee considers whether the provision of non-audit services by Deloitte & Touche LLP to the Registrant’s adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining Deloitte & Touche LLP’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Please see portfolio of investments contained in the financial statements filed under Item 7 of this form N-CSR.

(b)	Not applicable.

Please note the Annual Financial Statements and Other Information only contains Items 7-11 of Form N-CSR. All items required by Form N-CSR are filed with the Securities and Exchange Commission.
This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the applicable MassMutual Funds. Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

MassMutual Clinton Limited Term Municipal Fund — Portfolio of Investments

September 30, 2025

	Principal Amount	Value
Bonds & Notes — 100.3%
Municipal Obligations — 100.3%
Arizona — 2.1%
Maricopa County Industrial Development Authority, AZ, Revenue Bonds, Series D, 5.000% 12/01/34	$1,000,000	$1,125,959
California — 1.9%
City of Los Angeles Department of Airports, CA, Revenue Bonds, Series A, 5.000% 5/15/36	1,000,000	1,041,216
Florida — 7.6%
Capital Trust Authority, FL, Revenue Bonds, Series A, 5.000% 12/01/30	1,900,000	2,078,263
State of Florida, General Obligation, Series A, 5.000% 6/01/26	2,000,000	2,032,859
		4,111,122
Georgia — 0.6%
Fayette County Development Authority, GA
Revenue Bonds, 5.000% 10/01/26	150,000	152,777
Revenue Bonds, 5.000% 10/01/27	150,000	155,788
		308,565
Illinois — 11.2%
City of Chicago, IL, General Obligation, Series A, 4.000% 1/01/35	2,400,000	2,303,558
City of Chicago, IL, Waterworks Revenue, Revenue Bonds, Series A1, 5.000% 11/01/28	1,225,000	1,252,139
State of Illinois, General Obligation, 5.000% 2/01/33	2,250,000	2,520,879
		6,076,576
Indiana — 5.1%
Indiana Finance Authority, Revenue Bonds, Series D, 5.000% 10/01/63	1,500,000	1,671,093
Valparaiso 21st Century School Building Corp., IN, Revenue Bonds, 5.000% 1/15/32 (a)	1,000,000	1,123,660
		2,794,753
Louisiana — 0.5%
Louisiana Public Facilities Authority, Revenue Bonds, Series 2025A, 5.000% 5/15/30	250,000	271,580

	Principal Amount	Value
Nebraska — 3.0%
Central Plains Energy Project, NE, Revenue Bonds, Series A, 5.000% 9/01/32	$1,500,000	$1,623,181
New Jersey — 2.4%
New Jersey Economic Development Authority, Revenue Bonds, Series MMM, 4.000% 6/15/35	1,290,000	1,309,127
New York — 7.3%
Metropolitan Transportation Authority, NY
Revenue Bonds, Series E, 5.000% 11/15/32	2,000,000	2,192,437
Dedicated Tax Fund, Revenue Bonds, Series A, 5.250% 11/15/27	1,700,000	1,751,558
		3,943,995
North Carolina — 3.1%
Charlotte-Mecklenburg Hospital Authority, NC
Revenue Bonds, Series C, 3.700% VMIG1 1/15/37	1,400,000	1,400,000
Revenue Bonds, Series H, 3.700% VMIG1 1/15/48	300,000	300,000
		1,700,000
Ohio — 8.4%
Ohio Water Development Authority Water Pollution Control Loan Fund, Revenue Bonds, Series A, 5.000% 12/01/25	2,000,000	2,007,738
State of Ohio, General Obligation, Series A, 5.000% 6/15/30	2,270,000	2,534,622
		4,542,360
Pennsylvania — 10.6%
Commonwealth of Pennsylvania, General Obligation, Series 2ND, 5.000% 9/15/29	2,320,000	2,369,127
Lehigh County General Purpose Authority, PA
Revenue Bonds, 5.000% 2/01/34	500,000	538,327
Revenue Bonds, 5.000% 2/01/37	525,000	551,084
Pennsylvania Turnpike Commission, Revenue Bonds, Series 1ST, 5.000% 6/01/26	2,270,000	2,305,023
		5,763,561

The accompanying notes are an integral part of the financial statements.
1

MassMutual Clinton Limited Term Municipal Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
South Carolina — 8.7%
South Carolina Jobs-Economic Development Authority, Revenue Bonds, Series A, 5.000% 11/01/31	$2,100,000	$2,342,328
South Carolina Public Service Authority
Revenue Bonds, Series B, 4.000% 12/01/38	1,120,000	1,121,138
Revenue Bonds, Series A, 5.000% 12/01/33	1,125,000	1,245,810
		4,709,276
Texas — 18.1%
Central Texas Turnpike System, Revenue Bonds, Series C, 5.000% 8/15/31	1,800,000	2,017,875
City of San Antonio, TX, General Obligation, 5.000% 2/01/26	2,390,000	2,409,446
Clifton Higher Education Finance Corp., TX, Revenue Bonds, Series A, 5.000% 2/15/30	1,990,000	2,166,120
Dallas Independent School District. TX, General Obligation, Series B, 5.000% 2/15/26	800,000	807,035
Tarrant County Cultural Education Facilities Finance Corp., TX, Revenue Bonds, Series A, 5.000% 7/01/32	2,200,000	2,430,464
		9,830,940
Virginia — 7.1%
County of Arlington, VA, General Obligation, Series B, 5.000% 8/15/26	1,800,000	1,840,574
Virginia Commonwealth Transportation Board, Revenue Bonds, 5.000% 3/15/26	2,000,000	2,021,742
		3,862,316
Wisconsin — 2.6%
University of Wisconsin Hospitals & Clinics
Revenue Bonds, Series A, 5.000% 4/01/29	745,000	806,188
Revenue Bonds, Series A, 5.000% 4/01/30	575,000	634,571
		1,440,759

	Principal Amount	Value
TOTAL MUNICIPAL OBLIGATIONS (Cost $54,294,207)		$54,455,286
TOTAL BONDS & NOTES (Cost $54,294,207)		54,455,286
TOTAL LONG-TERM INVESTMENTS (Cost $54,294,207)		54,455,286
Short-Term Investments — 1.3%
Repurchase Agreement — 1.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/25, 2.500%, due 10/01/25 (b)	$734,102	734,102
TOTAL SHORT-TERM INVESTMENTS (Cost $734,102)		734,102
TOTAL INVESTMENTS — 101.6% (Cost $55,028,309) (c)		55,189,388
Other Assets/(Liabilities) — (1.6)%		(876,224)
NET ASSETS — 100.0%		$54,313,164

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	A portion of this security is purchased on a when-issued, delayed delivery or forward commitment basis. (Note 2).
(b)
Maturity value of $734,153. Collateralized by U.S. Government Agency obligations with a rate of 3.750%, maturity date of 4/30/27, and an aggregate market value, including accrued interest, of $748,850.

(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
2

MassMutual Clinton Municipal Fund — Portfolio of Investments

September 30, 2025

	Principal Amount	Value
Bonds & Notes — 99.4%
Municipal Obligations — 99.4%
Alabama — 3.9%
County of Jefferson, AL, Sewer Revenue, Revenue Bonds,
5.250% 10/01/42	$2,250,000	$2,386,944
Arizona — 1.8%
Maricopa County Industrial Development Authority, AZ, Revenue Bonds, Series D,
5.000% 12/01/34	1,000,000	1,125,959
Florida — 2.7%
Orange County Health Facilities Authority, FL, Revenue Bonds, Series 2025A,
5.000% 10/01/41	575,000	613,559
State of Florida, General Obligation, Series A,
5.000% 6/01/26	1,000,000	1,016,430
		1,629,989
Illinois — 11.5%
Chicago O’Hare International Airport, IL, Revenue Bonds, Series B,
5.000% 1/01/39	2,375,000	2,406,171
City of Chicago, IL, General Obligation, Series A,
4.000% 1/01/35	2,400,000	2,303,558
State of Illinois, General Obligation, Series B, 5.000% 5/01/41	2,250,000	2,364,349
		7,074,078
Indiana — 3.8%
Concord Community Schools Building Corp., IN, Revenue Bonds,
5.000% 7/15/42	1,000,000	1,067,338
Indiana Finance Authority, Revenue Bonds, Series D,
5.000% 10/01/63	1,105,000	1,231,038
		2,298,376
Louisiana — 1.8%
City of Lafayette, LA, Utilities Revenue, Revenue Bonds,
5.000% 11/01/36	1,000,000	1,122,371
Michigan — 2.1%
Grand Rapids Public Schools, MI, General Obligation,
5.000% 5/01/35	1,125,000	1,279,187

	Principal Amount	Value
Nebraska — 2.6%
Central Plains Energy Project, NE, Revenue Bonds, Series A,
5.000% 9/01/32	$1,500,000	$1,623,181
New Jersey — 2.1%
New Jersey Economic Development Authority, Revenue Bonds, Series MMM, 4.000% 6/15/35	1,290,000	1,309,127
New York — 15.0%
City of New York, NY
General Obligation, Series I2, 3.700% VMIG1 3/01/40	200,000	200,000
General Obligation, Series C, 4.000% 8/01/40	2,425,000	2,400,599
Empire State Development Corp., NY, Revenue Bonds, Series A,
4.000% 3/15/43	2,235,000	2,128,347
Metropolitan Transportation Authority, NY, Dedicated Tax Fund, Revenue Bonds, Series A,
5.250% 11/15/27	1,405,000	1,447,611
New York City Transitional Finance Authority, NY, Revenue Bonds, Series E, 5.000% 11/01/44	1,615,000	1,708,016
New York City Transitional Finance Authority, NY, Future Tax Secured Revenue
Revenue Bonds, Series B4, 3.700% VMIG1 8/01/42	300,000	300,000
Revenue Bonds, Series C-1, 4.000% 2/01/39	1,045,000	1,042,321
		9,226,894
North Carolina — 1.0%
Charlotte-Mecklenburg Hospital Authority, NC, Revenue Bonds, Series C,
3.700% VMIG1 1/15/37	600,000	600,000
Oklahoma — 0.8%
Oklahoma Water Resources Board, Revenue Bonds, Series A,
4.000% 10/01/48	505,000	473,994
Pennsylvania — 6.7%
Commonwealth of Pennsylvania, General Obligation, Series 2ND,
5.000% 9/15/29	2,300,000	2,348,703

The accompanying notes are an integral part of the financial statements.
3

MassMutual Clinton Municipal Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Lehigh County General Purpose Authority, PA
Revenue Bonds, 5.000% 2/01/40	$815,000	$833,730
Revenue Bonds, 5.000% 2/01/41	900,000	912,141
		4,094,574
South Carolina — 3.6%
South Carolina Public Service Authority
Revenue Bonds, Series B, 4.000% 12/01/38	1,120,000	1,121,138
Revenue Bonds, Series A, 5.000% 12/01/40	1,000,000	1,075,997
		2,197,135
Tennessee — 1.7%
Metropolitan Government Nashville & Davidson County Sports Authority, TN, Revenue Bonds, Series A,
5.000% 7/01/41	1,000,000	1,060,481
Texas — 33.8%
Bexar County Hospital District, TX, General Obligation,
5.000% 2/15/48	1,500,000	1,556,037
Central Texas Turnpike System, TX, Revenue Bonds, Series C,
5.000% 8/15/32	1,115,000	1,259,486
City of San Antonio, TX, General Obligation, 5.000% 2/01/26	2,390,000	2,409,446
Clifton Higher Education Finance Corp., TX
Revenue Bonds, Series A, 5.000% 2/15/34	1,000,000	1,131,273
Revenue Bonds, Series A, 5.000% 8/15/34	1,160,000	1,290,149
Revenue Bonds, 5.000% 8/15/36	1,115,000	1,231,689
Conroe Independent School District, TX, General Obligation,
5.000% 2/15/35	1,000,000	1,157,330
County of Parker, TX, General Obligation, 4.000% 2/15/40	1,600,000	1,570,126
East Montgomery County Improvement District, TX, Sales Tax Revenue, Revenue Bonds,
5.000% 8/15/38	1,000,000	1,089,847
Hurst-Euless-Bedford Independent School District, TX, General Obligation, 4.000% 8/15/40	2,000,000	2,008,117
Montgomery Independent School District, TX, General Obligation, Series B, 5.000% 2/15/41	1,110,000	1,190,847

	Principal Amount	Value
Tarrant County Cultural Education Facilities Finance Corp., TX, Revenue Bonds, Series A,
5.000% 7/01/32	$2,200,000	$2,430,464
Texas Water Development Board, Revenue Bonds, Series A,
5.000% 10/15/39	2,210,000	2,424,541
		20,749,352
Virginia — 4.5%
Commonwealth of Virginia, General Obligation, Series A,
4.000% 6/01/40	1,715,000	1,756,720
County of Arlington, VA, General Obligation, Series B,
5.000% 8/15/26	1,000,000	1,022,541
		2,779,261
TOTAL MUNICIPAL OBLIGATIONS (Cost $61,686,564)		61,030,903
TOTAL BONDS & NOTES (Cost $61,686,564)		61,030,903
TOTAL LONG-TERM INVESTMENTS (Cost $61,686,564)		61,030,903
TOTAL INVESTMENTS — 99.4% (Cost $61,686,564) (a)		61,030,903
Other Assets/(Liabilities) — 0.6%		348,879
NET ASSETS — 100.0%		$61,379,782

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
4

MassMutual Clinton Municipal Credit Opportunities Fund — Portfolio of Investments

September 30, 2025

	Principal Amount	Value
Bonds & Notes — 98.8%
Municipal Obligations — 98.8%
Alabama — 4.8%
County of Jefferson, AL, Sewer Revenue, Revenue Bonds,
5.250% 10/01/42	$2,250,000	$2,386,944
Arizona — 2.8%
Maricopa County Industrial Development Authority, AZ
Revenue Bonds, Series D, 5.000% 12/01/34	750,000	844,470
Revenue Bonds, Series D, 5.000% 12/01/44	500,000	511,776
		1,356,246
Colorado — 6.1%
Colorado Educational & Cultural Facilities Authority, Revenue Bonds, Series A, 5.500% 4/01/44 (a)	1,000,000	983,944
Colorado Health Facilities Authority, Revenue Bonds, Series A2,
5.000% 8/01/44	2,000,000	2,017,143
		3,001,087
Florida — 7.4%
Florida Development Finance Corp., Revenue Bonds,
4.000% 11/15/38	2,000,000	1,977,543
Greater Orlando Aviation Authority, FL, Revenue Bonds,
5.250% 10/01/43	1,600,000	1,686,974
		3,664,517
Georgia — 3.2%
Private Colleges & Universities Authority, GA, Revenue Bonds,
4.000% 4/01/44	1,690,000	1,595,983
Illinois — 15.8%
Chicago Board of Education, IL, General Obligation, Series A,
5.000% 12/01/40	1,750,000	1,702,969
Chicago O’Hare International Airport, IL, Revenue Bonds, Series B,
5.000% 1/01/39	1,375,000	1,393,047
City of Chicago, IL, General Obligation, Series A,
4.000% 1/01/35	2,400,000	2,303,557
State of Illinois, General Obligation, Series B, 5.000% 5/01/41	2,250,000	2,364,349
		7,763,922

	Principal Amount	Value
Indiana — 3.2%
Indiana Finance Authority, Revenue Bonds, Series A, 5.500% 3/01/44	$1,500,000	$1,562,430
Missouri — 2.1%
Lees Summit Industrial Development Authority, MO, Revenue Bonds, Series A, 5.000% 8/15/39	1,000,000	1,024,643
Nebraska — 4.4%
Central Plains Energy Project, NE, Revenue Bonds, Series A,
5.000% 9/01/32	2,000,000	2,164,241
New York — 24.2%
City of New York, NY General Obligation, Series I2, 3.700% VMIG1 3/01/40	100,000	100,000
General Obligation, Series C, 4.000% 8/01/40	2,425,000	2,400,599
Dutchess County Local Development Corp., NY, Revenue Bonds, Series A, 5.000% 7/01/51	2,375,000	2,328,412
Empire State Development Corp., NY, Revenue Bonds, Series A,
4.000% 3/15/43	2,240,000	2,133,109
Metropolitan Transportation Authority, NY Revenue Bonds, Series B, 5.000% 11/15/43	800,000	840,465
Revenue Bonds, Series A, 5.250% 11/15/49	1,500,000	1,568,823
New York City Transitional Finance Authority, NY, Future Tax Secured Revenue, Revenue Bonds, Series B4, 3.700% VMIG1 8/01/42	300,000	300,000
New York State Dormitory Authority, Revenue Bonds, 5.000% 7/01/40	1,850,000	1,928,848
New York Transportation Development Corp., Revenue Bonds,
6.000% 6/30/50	300,000	320,147
		11,920,403
North Carolina — 4.4%
Charlotte-Mecklenburg Hospital Authority, NC, Revenue Bonds, Series H, 3.700% VMIG1 1/15/48	200,000	200,000
North Carolina Medical Care Commission, Revenue Bonds, Series A, 5.125% 10/01/54	2,000,000	1,981,102
		2,181,102

The accompanying notes are an integral part of the financial statements.
5

MassMutual Clinton Municipal Credit Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pennsylvania — 6.0%
Lehigh County General Purpose Authority, PA
Revenue Bonds, 5.000% 2/01/41	$480,000	$486,475
Revenue Bonds, 5.000% 2/01/42	1,445,000	1,457,721
Philadelphia Authority for Industrial Development, PA, Revenue Bonds,
5.000% 6/15/39 (a)	1,000,000	996,401
		2,940,597
South Carolina — 4.0%
South Carolina Public Service Authority, Revenue Bonds, Series A,
5.250% 12/01/50	1,900,000	1,975,561
Tennessee — 4.3%
Shelby County Health Educational & Housing Facilities Board, TN, Revenue Bonds, Series A,
5.250% 9/01/39	2,000,000	2,120,349
Texas — 6.1%
Arlington Higher Education Finance Corp., TX, Revenue Bonds,
5.750% 6/15/55 (a)	1,000,000	1,005,237
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Series A,
4.000% 12/31/35	2,000,000	2,000,071
		3,005,308
TOTAL MUNICIPAL OBLIGATIONS (Cost $49,690,859)		48,663,333
TOTAL BONDS & NOTES (Cost $49,690,859)		48,663,333
TOTAL LONG-TERM INVESTMENTS (Cost $49,690,859)		48,663,333
TOTAL INVESTMENTS — 98.8% (Cost $49,690,859) (b)		48,663,333
Other Assets/(Liabilities) — 1.2%		588,434
NET ASSETS — 100.0%		$49,251,767

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At September 30, 2025, the aggregate market value of these securities amounted to $2,985,582 or 6.06% of net assets.

(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
6

MassMutual Global Floating Rate Fund — Portfolio of Investments

September 30, 2025

	Number of Shares	Value
Equities — 0.8%
Common Stock — 0.8%
Communication Services — 0.2%
Learfield Communications, Inc. (a)	2,805	$294,525
Technicolor Creative Studios, Inc. (a) (b) (c)	81,756,222	—
Technicolor Creative Studios, Inc. (a) (b) (c)	39,285	—
		294,525
Consumer Discretionary — 0.3%
HRN Bidco AS (a)	10,600	233,678
HX Bidco AS (a)	2,135	19,381
Serta Simmons, Inc. (a)	22,009	180,474
		433,533
Consumer Staples — 0.3%
CTI Foods Holding Co. LLC (a) (b) (c)	8,019	356,204
Financials — 0.0%
Campfire Topco Ltd. (a) (b) (c)	1,484,798	—
Jubilee Topco Ltd., A1 shares (a) (b) (c)	689	—
Jubilee Topco Ltd., A2 shares (a) (b) (c)	335,454	—
Jubilee Topco Ltd., A3 shares (a) (b) (c)	215,760	—
Jubilee Topco Ltd., A4 shares (a) (b) (c)	180,109	—
		—
Health Care — 0.0%
Don Jersey Topco Ltd. (a) (b) (c)	353,106	—
Information Technology — 0.0%
Travelex Topco Ltd. (a) (b) (c)	3,524	—
TOTAL COMMON STOCK (Cost $1,432,025)		1,084,262
Preferred Stock — 0.0%
Financials — 0.0%
Veritas Kapital Assurance PLC, Series G (a)	266	6,051
Veritas Kapital Assurance PLC, Series G-1 (a)	184	4,186
		10,237
TOTAL PREFERRED STOCK (Cost $7,063)		10,237
TOTAL EQUITIES (Cost $1,439,088)		1,094,499

	Principal Amount	Value
Bonds & Notes — 95.9%
Bank Loans — 85.5%
Advertising — 0.5%
Clear Channel Outdoor Holdings, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 4.000% 8.278% VRN 8/23/28 (d)	$436,761	$437,088
Planet US Buyer LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 3.000% 7.198% VRN 2/07/31 (d)	223,585	224,582
		661,670
Aerospace & Defense — 0.8%
Barnes Group, Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 2.750% 6.913% VRN 1/27/32 (d)	288,824	288,980
TransDigm, Inc. 2023 Term Loan J, 3 mo. USD Term SOFR + 2.500% 6.502% VRN 2/28/31 (d)	349,315	349,088
2024 Term Loan L, 3 mo. USD Term SOFR + 2.500% 6.502% VRN 1/19/32 (d)	375,000	374,741
		1,012,809
Airlines — 1.0%
Air Canada, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.000% 6.166% VRN 3/21/31 (d)	126,195	126,037
American Airlines, Inc., 2025 Term Loan, 3 mo. USD Term SOFR + 2.250% 6.575% VRN 4/20/28 (d)	656,820	655,454
United Airlines, Inc., 2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 2.000% 6.196% VRN 2/22/31 (d)	460,405	461,173
		1,242,664
Auto Parts & Equipment — 0.3%
Clarios Global LP, 2025 USD Term Loan B, 1 mo. USD Term SOFR + 2.750% 6.913% VRN 1/28/32 (d)	338,411	338,306
Banks — 0.6%
AqGen Island Holdings, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 3.000% 7.163% VRN 8/02/28 (d)	818,493	817,265

The accompanying notes are an integral part of the financial statements.
7

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Beverages — 0.4%
Sazerac Co., Inc., Term Loan B, 1 mo. USD Term SOFR + 2.500% 6.700% VRN 7/09/32 (d)	$522,838	$525,745
Biotechnology — 0.3%
Advanz Pharma Corp., 2024 EUR Term Loan B, 1 mo. EURIBOR + 4.250% 6.163% VRN 10/22/31 EUR (d) (e)	300,000	351,014
Building Materials — 1.5%
CP Atlas Buyer, Inc., 2025 Term Loan, 1 mo. USD Term SOFR + 5.250% 9.413% VRN 7/08/30 (d)	327,275	319,911
Emrld Borrower LP, Term Loan B, 3 mo. USD Term SOFR + 2.250% 6.449% VRN 5/31/30 (d)	714,120	711,699
MI Windows and Doors LLC, 2024 Term Loan B2, 1 mo. USD Term SOFR + 2.750% 6.913% VRN 3/28/31 (d)	165,692	166,176
Wilsonart LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 4.250% 8.252% VRN 8/05/31 (d)	717,132	692,032
		1,889,818
Chemicals — 4.8%
AAP Buyer, Inc., Term Loan B, 3 mo. USD Term SOFR + 2.750% 6.752% VRN 9/09/31 (d)	174,531	174,423
AI Sirona (Luxembourg) Acquisition SARL, 2021 EUR 1st Lien Term Loan B, 6 mo. EURIBOR + 4.500% 6.554% VRN 12/18/28 EUR (d) (e)	1,000,000	564,589
CPC Acquisition Corp., Term Loan, 3 mo. USD Term SOFR + 3.750% 8.013% VRN 12/29/27 (d)	453,078	377,414
Flint Group Packaging INKS North America Holdings LLC EUR PIK 2nd Lien Holdco Term Loan, 3 mo. EURIBOR + 0.100%, PIK 6.900%, Cash, 2.071% VRN 12/30/27 EUR (d) (e) (f)	286,609	18,507
EUR PIK Holdco Term Loan, 3 mo. EURIBOR + 0.100%, PIK 6.900%, Cash, 2.071% VRN 12/30/27 EUR (d) (e) (f)	214,921	174,737

	Principal Amount	Value
Flint Group Topco Ltd. USD First Lien HoldCo Facility, 3 mo. USD Term SOFR + 0.100%, PIK 6.900%, Cash, 4.681% VRN 12/30/27 (d) (f)	$1,323,589	$916,585
USD Second Lien HoldCo Facility, 3 mo. USD Term SOFR + 0.100%, PIK 6.900%, Cash, 4.681% VRN 12/31/27 (d) (f)	1,765,077	97,079
Fortis 333, Inc., USD Term Loan B, 3 mo. USD Term SOFR + 3.500% 7.502% VRN 3/29/32 (d)	130,222	129,353
INEOS Quattro Holdings UK Ltd., 2023 EUR 1st Lien Term Loan B, 1 mo. EURIBOR + 4.500% 6.413% VRN 4/02/29 EUR (d) (e)	500,000	538,925
New Arclin US Holding Corp., 2021 Term Loan, 1 mo. USD Term SOFR + 3.500% 7.763% VRN 9/30/28 (d)	319,627	319,768
Nobian Finance BV, 2025 EUR Term Loan B, 3 mo. EURIBOR + 3.500% 5.526% VRN 7/01/30 EUR (d) (e)	650,000	754,311
Nouryon Finance BV, 2024 USD Term Loan B2, 1 mo. USD Term SOFR + 3.250% 7.424% VRN 4/03/28 (d)	214,853	214,720
Olympus Water US Holding Corp., 2024 USD Term Loan, 3 mo. USD Term SOFR + 3.000% 7.002% VRN 6/20/31 (d)	558,783	552,731
PMHC II, Inc., 2022 Term Loan B, 3 mo. USD Term SOFR + 4.250% 8.728% VRN 4/23/29 (d)	830,814	669,329
Polar US Borrower LLC, 2024 Term Loan B1A, 3 mo. USD Term SOFR + 5.500% 9.914% VRN 10/16/28 (d)	512,539	66,630
SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B, 6 mo. USD Term SOFR + 3.000% 7.197% VRN 1/31/29 (d)	629,143	629,590
		6,198,691
Commercial Services — 5.8%
Astro Acquisition LLC, 2025 Term Loan B, 6 mo. USD Term SOFR + 3.250% 7.122% VRN 8/30/32 (d)	154,321	154,804

The accompanying notes are an integral part of the financial statements.
8

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Belron Finance 2019 LLC, 2025 Repriced Term Loan B, 3 mo. USD Term SOFR + 2.500% 6.742% VRN 10/16/31 (d)	$652,750	$655,609
BIFM US Finance LLC, 2024 Incremental Term Loan, 1 mo. USD Term SOFR + 3.750% 7.913% VRN 5/31/28 (d)	219,360	219,908
Boost Newco Borrower LLC, 2025 USD Term Loan B2, 3 mo. USD Term SOFR + 2.000% 6.002% VRN 1/31/31 (d)	547,556	547,786
Fleet Midco I Ltd., 2024 1st Lien Term Loan B, 6 mo. USD Term SOFR + 2.500% 6.542% VRN 2/21/31 (d)	180,104	180,104
Fugue Finance BV, 2025 EUR Term Loan B, 3 mo. EURIBOR + 3.250% 5.282% VRN 1/09/32 EUR (d) (e)	1,000,000	1,178,841
ION Platform Finance US, Inc., USD Term Loan, 0.000% 9/30/32 (g)	750,000	742,500
Mavis Tire Express Services Corp., 2025 Repriced Term Loan, 3 mo. USD Term SOFR + 3.000% 7.199% VRN 5/04/28 (d)	733,166	732,741
Medical Solutions Holdings, Inc. 2021 1st Lien Term Loan, 3 mo. USD Term SOFR + 3.500% 7.908% VRN 11/01/28 (d)	9,924	3,403
2021 2nd Lien Term Loan, 3 mo. USD Term SOFR + 7.000% 11.408% VRN 11/01/29 (d)	294,737	59,440
OMNIA Partners LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 2.500% 6.814% VRN 7/25/30 (d)	273,205	273,161
Raven Acquisition Holdings LLC, Term Loan B, 1 mo. USD Term SOFR + 3.000% 7.163% VRN 11/19/31 (d)	382,086	381,849
Spin Holdco, Inc., 2021 Term Loan, 3 mo. USD Term SOFR + 4.000% 8.393% VRN 3/04/28 (d)	633,418	528,227
Verisure Holding AB, 2021 EUR Term Loan, 3 mo. EURIBOR + 3.000% 5.000% VRN 3/27/28 EUR (d) (e)	875,000	1,028,188

	Principal Amount	Value
Wand NewCo 3, Inc., 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 2.500% 6.663% VRN 1/30/31 (d)	$780,756	$777,679
		7,464,240
Computers — 2.7%
Bingo Holdings I LLC, Term Loan B, 3 mo. USD Term SOFR + 4.750% 8.727% VRN 6/30/32 (d)	332,796	332,277
Clover Holdings 2 LLC, Term Loan B, 1 mo. USD Term SOFR + 3.750% 7.942% VRN 12/09/31 (d)	580,331	580,151
Fortress Intermediate 3, Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 3.000% 7.255% VRN 6/27/31 (d)	304,048	304,808
Foundever Worldwide Corp., 2021 USD Term Loan, 1 mo. USD Term SOFR + 3.750% 8.028% VRN 8/28/28 (d)	731,005	364,421
McAfee LLC, 2024 USD 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.000% 7.223% VRN 3/01/29 (d)	621,767	592,817
Vision Solutions, Inc., 2021 Incremental Term Loan, 3 mo. USD Term SOFR + 4.000% 8.570% VRN 4/24/28 (d)	731,270	703,847
X Corp., Term Loan, 3 mo. USD Term SOFR + 6.500% 10.958% VRN 10/26/29 (d)	574,309	562,903
		3,441,224
Diversified Financial Services — 2.2%
Advisor Group, Inc., 2025 Term Loan, 1 mo. USD Term SOFR + 3.000% 7.163% VRN 7/30/32 (d)	485,862	485,503
CPI Holdco B LLC, 2024 Term Loan, 1 mo. USD Term SOFR + 2.000% 6.163% VRN 5/19/31 (d)	126,991	126,832
Franklin Square Holdings LP, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.250% 6.413% VRN 4/25/31 (d)	468,248	468,248
GTCR Everest Borrower LLC, Add on Term Loan B, 3 mo. USD Term SOFR + 2.750% 6.752% VRN 9/05/31 (d)	187,500	187,485

The accompanying notes are an integral part of the financial statements.
9

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
LSF10 XL Bidco SCA, 2025 EUR Term Loan B5, 3 mo. EURIBOR + 4.750% 6.750% VRN 4/12/28 EUR (d) (e)	$1,000,000	$1,159,211
OID-OL Intermediate I LLC Term Loan 2, 3 mo. USD Term SOFR + 4.250% 8.708% VRN 2/01/29 (d)	160,017	133,647
Term Loan 1, 3 mo. USD Term SOFR + 6.000% 10.308% VRN 2/01/29 (d)	104,763	107,972
Victory Capital Holdings, Inc., 2025 Term Loan, 0.000% 9/23/32 (g)	120,336	120,111
		2,789,009
Electric — 1.2%
Alpha Generation LLC, Term Loan B, 1 mo. USD Term SOFR + 2.000% 6.163% VRN 9/30/31 (d)	220,859	220,417
Calpine Corp., 2024 Term Loan B10, 1 mo. USD Term SOFR + 1.750% 5.913% VRN 1/31/31 (d)	248,750	248,456
Constellation Renewables LLC, 2020 Term Loan, 3 mo. USD Term SOFR + 2.250% 6.449% VRN 12/15/27 (d)	744,561	742,699
EFS Cogen Holdings I LLC, 2025 Term Loan B, 3 mo. USD Term SOFR + 3.000% 7.002% VRN 10/03/31 (d)	117,809	118,490
Kohler Energy Co. LLC, USD Term Loan B, 3 mo. USD Term SOFR + 3.750% 7.752% VRN 5/01/31 (d)	180,974	181,144
		1,511,206
Electrical Components & Equipment — 0.4%
SGB-SMIT Management GmbH, EUR Term Loan B, 1 mo. EURIBOR + 4.000%, PIK 1.000%, Cash, 5.913% VRN 4/18/28 EUR (d) (e) (f)	433,694	515,120
Electronics — 0.6%
LSF12 Crown US Commercial Bidco LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 3.500% 7.663% VRN 12/02/31 (d)	572,487	572,848

	Principal Amount	Value
MV Holding GmbH, 2025 USD Term Loan B, 1 mo. USD Term SOFR + 2.250% 6.413% VRN 3/17/32 (d)	$111,229	$111,229
Pinnacle Buyer LLC, Term Loan, 0.000% 9/10/32 (g)	88,054	88,164
		772,241
Engineering & Construction — 1.3%
Brown Group Holding LLC Term Loan B, 1 mo. USD Term SOFR + 2.500% 6.663% VRN 7/01/31 (d)	188,665	188,744
2022 Incremental Term Loan B2, 1 mo. USD Term SOFR + 2.750%, 3 mo. USD Term SOFR + 2.750%, 6.913% - 7.058% VRN 7/01/31 (d)	298,297	298,783
Green Infrastructure Partners, Inc., USD Term Loan B, 3 mo. USD Term SOFR + 2.750%
6.753% VRN 9/24/32 (d)	218,613	218,613
KKR Apple Bidco LLC, 2025 Term Loan, 1 mo. USD Term SOFR + 2.500% 6.663% VRN 9/23/31 (d)	261,397	261,303
Newly Weds Foods, Inc., Term Loan B, 1 mo. USD Term SOFR + 2.250% 6.386% VRN 3/15/32 (d)	234,324	233,787
TRC Companies LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 3.000% 7.163% VRN 12/08/28 (d)	458,756	458,852
		1,660,082
Entertainment — 3.7%
Banijay Entertainment SAS, 2025 EUR Term Loan B (2032), 3 mo. EURIBOR + 3.250% 5.194% VRN 2/10/32 EUR (d) (e)	500,000	589,902
CTI Foods Holding Co. LLC
2024 2nd Lien 1st Out Incremental TL, 3 mo. USD Term SOFR + 10.000% 14.477% VRN 5/01/26 (b) (c) (d)	96,813	96,813
2024 2nd Lien 1st Out Term Loan, 3 mo. USD Term SOFR + 10.000% 14.477% VRN 3/15/27 (b) (c) (d)	196,407	196,407

The accompanying notes are an integral part of the financial statements.
10

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
EOC Borrower LLC, Term Loan B, 1 mo. USD Term SOFR + 3.000% 7.163% VRN 3/24/32 (d)	$261,227	$261,096
Flutter Financing BV, 2025 Term Loan B, 3 mo. USD Term SOFR + 2.000% 6.002% VRN 6/04/32 (d)	523,026	522,011
J&J Ventures Gaming LLC, 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 3.500% 7.663% VRN 4/26/30 (d)	602,138	595,364
Motion Finco SARL, 2023 EUR Term Loan B, 3 mo. EURIBOR + 3.750% 5.750% VRN 11/12/29 EUR (d) (e)	1,000,000	1,031,497
Scientific Games Holdings LP, 2024 USD Term Loan B, 3 mo. USD Term SOFR + 3.000% 7.286% VRN 4/04/29 (d) (g)	661,585	655,717
Technicolor Creative Studios, Inc. EUR PIK Super Senior Term Loan, 0.000% 3/31/26 EUR (b) (c) (e) (f) (i)	110,963	—
EUR PIK Tranche 2 Note Term Loan, 0.000% 3/31/26 EUR (b) (c) (e) (i)	79,190	—
EUR PIK Tranche 3 Note Term Loan, 0.000% 3/31/26 EUR (b) (c) (e) (i)	33,289	—
EUR Tranche 4 Term Loan, 0.000% 3/31/26 EUR (b) (c) (e) (i)	38,634	—
2023 EUR PIK Reinstated Term Loan B, 0.000% 9/15/26 EUR (e) (i)	261,906	769
2023 EUR PIK Term Loan, 0.000% 3/28/33 EUR (b) (c) (e) (i)	246,435	—
TKO Worldwide Holdings LLC, 2025 Term Loan, 3 mo. USD Term SOFR + 2.000% 6.038% VRN 11/21/31 (d)	136,936	137,085
Vue Entertainment International Ltd. 2023 EUR Floating PIK Reinstated Term Loan B, 6 mo. EURIBOR + 0.100%, PIK 8.400%, Cash, 2.359% VRN 12/31/27 EUR (d) (e) (f)	264,904	195,937
2023 EUR Floating PIK Term Loan, 6 mo. EURIBOR + 0.100%, PIK 8.400%, Cash, 2.359% VRN 12/31/27 EUR (d) (e) (f)	169,058	191,536

	Principal Amount	Value
2023 EUR Floating PIK Super Senior Term Loan, 6 mo. EURIBOR + 8.000%, PIK 1.000%, Cash, 10.259% VRN 6/30/27 EUR (d) (e) (f)	$93,565	$113,695
Vue International Bidco PLC, 2022 EUR Term Loan, 6 mo. EURIBOR + 8.000% 10.259% VRN 6/30/27 EUR (d) (e)	146,160	169,455
		4,757,284
Environmental Controls — 0.5%
Liberty Tire Recycling Holdco LLC, 2021 Term Loan, 1 mo. USD Term SOFR + 4.500% 8.778% VRN 5/05/28 (d)	642,827	639,613
Food — 1.5%
CTI Foods Holding Co. LLC 2nd Lien 2nd Out Term Loan, 3 mo. USD Term SOFR + 7.000% 11.477% VRN 5/01/26 (d)	370,578	370,782
2nd Lien 3rd Out Term Loan, 3 mo. USD Term SOFR + 9.000% 13.477% VRN 5/01/26 (d)	253,419	240,888
Froneri Lux Finco SARL, 2024 EUR Term Loan B3, 6 mo. EURIBOR + 2.500% 4.583% VRN 9/30/31 EUR (d) (e)	1,000,000	1,173,076
Savor Acquisition, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.000% 7.163% VRN 2/19/32 (d)	100,044	100,591
		1,885,337
Gas — 0.1%
Meade Pipeline Co. LLC, Term Loan B, 3 mo. USD Term SOFR + 2.000% 6.003% VRN 9/22/32 (d)	109,522	109,385
Hand & Machine Tools — 0.1%
Madison Safety & Flow LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 2.750% 6.913% VRN 9/26/31 (d)	97,823	97,885

The accompanying notes are an integral part of the financial statements.
11

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Health Care - Products — 1.3%
Bausch & Lomb Corp., 2025 Term Loan B, 1 mo. USD Term SOFR + 4.250% 8.413% VRN 1/15/31 (d)	$185,706	$185,552
Medline Borrower LP, 2025 Term Loan B, 1 mo. USD Term SOFR + 2.000% 6.163% VRN 10/23/28 (d)	1,096,605	1,096,540
QuidelOrtho Corp, Term Loan, 3 mo. USD Term SOFR + 4.000% 8.002% VRN 8/20/32 (d)	344,037	342,031
		1,624,123
Health Care - Services — 6.6%
Aveanna Healthcare LLC, 2025 Term Loan B, 0.000% 9/17/32 (g)	483,384	482,780
Charlotte Buyer, Inc., 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 4.250% 8.425% VRN 2/11/28 (d)	492,509	491,460
Concentra Health Services, Inc., 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 2.000% 6.163% VRN 7/26/31 (d)	654,036	656,083
Electron BidCo, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 2.750% 6.913% VRN 11/01/28 (d)	417,416	418,130
Global Medical Response, Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 3.500% 7.634% VRN 10/01/32 (d)	277,778	277,792
Heartland Dental LLC, 2025 Term Loan, 1 mo. USD Term SOFR + 3.750% 7.913% VRN 8/25/32 (d)	490,047	488,949
LifePoint Health, Inc., 2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 3.750% 8.068% VRN 5/19/31 (d)	638,282	636,622
Mehilainen Yhtiot OYJ, 2025 EUR Term Loan B1, 3 mo. EURIBOR + 3.500% 5.500% VRN 8/05/31 EUR (d) (e)	1,000,000	1,178,841
Midwest Physician Administrative Services LLC, 2021 Term Loan, 3 mo. USD Term SOFR + 3.000% 7.263% VRN 3/12/28 (d)	491,008	456,102

	Principal Amount	Value
NAPA Management Services Corp., Term Loan B, 1 mo. USD Term SOFR + 5.250% 9.513% VRN 2/23/29 (d)	$707,054	$468,126
Parexel International Corp., 2025 Term Loan B, 1 mo. USD Term SOFR + 2.500% 6.663% VRN 11/15/28 (d)	742,466	742,852
Radiology Partners, Inc., 2025 Term Loan, 3 mo. USD Term SOFR + 4.500% 8.502% VRN 6/30/32 (d)	962,464	959,259
Select Medical Corp., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.000% 6.163% VRN 12/03/31 (d)	176,027	176,138
Star Parent, Inc., Term Loan B, 3 mo. USD Term SOFR + 4.000% 8.002% VRN 9/27/30 (d) (g)	128,498	128,444
Team Health Holdings, Inc., 2025 Term Loan B, 3 mo. USD Term SOFR + 4.500% 8.796% VRN 6/30/28 (d)	608,328	606,679
Tunstall Group Holdings Ltd. 2023 EUR Reinstated Term Loan B (Acquired 11/30/23-5/30/25, Cost $394,217), 6 mo. EURIBOR + 0.100%, PIK 4.900%, Cash, 2.142% VRN 12/20/27 EUR (b) (c) (d) (e) (f) (h)	377,995	245,413
2023 EUR Super Senior Term Loan (Acquired 11/30/23-5/30/25, Cost $146,258), 6 mo. EURIBOR + 12.000% 14.042% VRN 12/18/26 EUR (b) (c) (d) (e) (h)	136,345	150,472
		8,564,142
Insurance — 4.3%
Alliant Holdings Intermediate, LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 2.500% 6.666% VRN 9/19/31 (d)	942,329	939,596
AmWINS Group, Inc., 2025 Term Loan B, 3 mo. USD Term SOFR + 2.250% 6.252% VRN 1/30/32 (d)	316,001	315,792
Asurion LLC 2024 Term Loan B12, 1 mo. USD Term SOFR + 4.250% 8.413% VRN 9/19/30 (d)	432,972	431,145
2021 Second Lien Term Loan B4, 1 mo. USD Term SOFR + 5.250% 9.528% VRN 1/20/29 (d)	1,051,724	1,004,544

The accompanying notes are an integral part of the financial statements.
12

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Broadstreet Partners, Inc., 2024 Term Loan B4, 1 mo. USD Term SOFR + 2.750% 6.913% VRN 6/13/31 (d)	$1,192,294	$1,193,236
HUB International Ltd., 2025 Term Loan B, 3 mo. USD Term SOFR + 2.250% 6.575% VRN 6/20/30 (d)	428,106	428,629
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, 1 mo. USD Term SOFR + 2.500% 6.663% VRN 7/31/31 (d)	1,014,397	1,012,814
USI, Inc., 2024 Term Loan D, 3 mo. USD Term SOFR + 2.250% 6.252% VRN 11/21/29 (d)	190,935	190,681
		5,516,437
Internet — 2.1%
ION Trading Finance Ltd., 2025 EUR Term Loan B, 1 mo. EURIBOR + 3.750% 5.663% VRN 4/01/28 EUR (d) (e)	859,254	1,005,025
MH Sub I LLC 2023 Term Loan, 3 mo. USD Term SOFR + 4.250% 8.252% VRN 5/03/28 (d)	291,782	280,233
2024 Term Loan B4, 1 mo. USD Term SOFR + 4.250% 8.413% VRN 12/31/31 (d)	197,491	181,444
Proofpoint, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 3.000% 7.163% VRN 8/31/28 (d)	616,081	617,689
team.blue Finco SARL, 2024 EUR Term Loan B, 1 mo. EURIBOR + 3.700% 5.613% VRN 9/30/29 EUR (d) (e)	500,000	585,558
		2,669,949
Investment Companies — 0.9%
Hurtigruten ASA 2025 EUR Term Loan A, 6 mo. EURIBOR + 7.500% 9.583% VRN 2/12/30 EUR (d) (e)	532,652	637,349
2025 EUR Term Loan B, 6 mo. EURIBOR + 8.000% 10.083% VRN 8/12/30 EUR (d) (e)	130,133	136,358
Nvent Electric Public Ltd. Co., Term Loan B, 1 mo. USD Term SOFR + 3.000% 7.155% VRN 1/30/32 (d)	431,034	432,517
		1,206,224

	Principal Amount	Value
Leisure Time — 0.4%
Sabre GLBL, Inc. 2021 Term Loan B2, 1 mo. USD Term SOFR + 3.500% 7.778% VRN 12/17/27 (d)	$265,644	$249,904
2021 Term Loan B1, 1 mo. USD Term SOFR + 3.500% 7.778% VRN 12/17/27 (d)	292,744	276,643
		526,547
Lodging — 3.3%
Casper BidCo SAS, 2025 EUR Term Loan B, 1 mo. EURIBOR + 3.750% 5.663% VRN 3/21/31 EUR (d) (e)	1,000,000	1,171,996
Hilton Grand Vacations Borrower LLC 2021 Term Loan B, 1 mo. USD Term SOFR + 2.000% 6.163% VRN 8/02/28 (d)	83,229	83,094
2024 Incremental Term Loan B, 1 mo. USD Term SOFR + 2.000% 6.163% VRN 1/17/31 (d)	405,284	404,652
Motel One GmbH, EUR Term Loan B, 3 mo. EURIBOR + 4.250% 6.194% VRN 6/04/32 EUR (d) (e)	800,000	945,843
Sandy BidCo BV, EUR Term Loan B, 6 mo. EURIBOR + 3.850% 5.959% VRN 8/17/29 EUR (d) (e)	1,000,000	1,167,417
Station Casinos LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.000% 6.163% VRN 3/14/31 (d)	365,846	365,715
Turquoise Topco Ltd., Term Loan B, 0.000% 8/13/32 (g)	165,017	165,121
		4,303,838
Media — 3.2%
Cumulus Media New Holdings, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 5.000% 9.321% VRN 5/02/29 (d)	512,172	137,006
DirecTV Financing LLC, 2024 Term Loan, 3 mo. USD Term SOFR + 5.250% 9.820% VRN 8/02/29 (d)	785,644	786,217

The accompanying notes are an integral part of the financial statements.
13

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Houghton Mifflin Harcourt Publishing Co., 2022 Term Loan, 1 mo. USD Term SOFR + 5.250% 9.513% VRN 4/09/29 (d)	$57,133	$50,888
Learfield Communications LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 4.500% 8.663% VRN 6/30/28 (d)	548,623	553,423
McGraw-Hill Global Education Holdings LLC, 2025 1st Lien Term Loan B, 1 mo. USD Term SOFR + 2.750% 6.913% VRN 8/06/31 (d)	252,137	252,059
Sunrise Financing Partnership, Term Loan AAA, 6 mo. USD Term SOFR + 2.500% 6.691% VRN 2/15/32 (d)	608,398	606,226
Telenet Financing USD LLC, 2020 USD Term Loan AR, 1 mo. USD Term SOFR + 2.000% 6.265% VRN 4/30/28 (d)	1,000,000	991,040
VMED O2 UK Holdco 4 Ltd., 2023 EUR Term Loan Z, 1 mo. EURIBOR + 3.425% 5.302% VRN 10/15/31 EUR (d) (e)	700,000	823,742
		4,200,601
Metal Fabricate & Hardware — 0.2%
Grinding Media, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.500% 7.698% VRN 10/12/28 (d)	265,455	265,455
Mining — 0.1%
Arsenal AIC Parent LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 2.750% 6.913% VRN 8/19/30 (d)	165,773	165,514
Miscellaneous - Manufacturing — 0.1%
John Bean Technologies Corp, Term Loan, 1 mo. USD Term SOFR + 1.750% 5.913% VRN 1/02/32 (d)	203,615	203,310
Oil & Gas — 0.1%
Deep Blue Operating I LLC, Term Loan, 0.000% 9/17/32 (g)	144,509	144,509

	Principal Amount	Value
Packaging & Containers — 5.6%
Charter NEX US, Inc., 2024 Term Loan B1, 1 mo. USD Term SOFR + 2.750% 6.925% VRN 11/29/30 (d)	$1,178,379	$1,181,596
Clydesdale Acquisition Holdings, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.175% 7.338% VRN 4/13/29 (d)	1,073,354	1,071,540
Five Star Intermediate Holding LLC, Term Loan, 3 mo. USD Term SOFR + 4.250% 8.320% VRN 5/05/29 (d)	673,265	672,006
IFCO Management GmbH, 2025 EUR Term Loan, 0.000% 7/30/32 EUR (e) (g)	750,000	885,434
Mauser Packaging Solutions Holding Co., 2024 Term Loan B, 1 mo. USD Term SOFR + 3.000% 7.280% VRN 4/15/27 (d)	855,972	855,638
Pretium PackagingLLC, Second Out Term Loan A1, 3 mo. USD Term SOFR + 3.899%, PIK 0.702%, Cash, 8.220% VRN 10/02/28 (d) (f)	402,662	177,574
Pretium PKG Holdings, Inc., 2021 2nd Lien Term Loan, 3 mo. USD Term SOFR + 6.750% 11.238% VRN 10/01/29 (d)	254,237	21,610
Proampac PG Borrower LLC, 2024 Term Loan, 1 mo. USD Term SOFR + 4.000%, 3 mo. USD Term SOFR + 4.000 8.195% - 8.318% VRN 9/15/28 (d)	786,206	787,975
Ring Container Technologies Group LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 2.500% 6.663% VRN 9/15/32 (d)	630,000	628,740
Trident TPI Holdings, Inc., 2024 Term Loan B7, 3 mo. USD Term SOFR + 3.750% 7.752% VRN 9/15/28 (d) (g)	944,602	926,494
		7,208,607
Pharmaceuticals — 5.1%
Amneal Pharmaceuticals LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 3.500% 7.663% VRN 8/01/32 (d)	593,731	592,740

The accompanying notes are an integral part of the financial statements.
14

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Bausch Health Cos., Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 6.250% 10.413% VRN 10/08/30 (d)	$411,812	$405,248
Gainwell Acquisition Corp., Term Loan B, 3 mo. USD Term SOFR + 4.000% 8.102% VRN 10/01/27 (d)	1,352,639	1,329,306
Grifols Worldwide Operations USA, Inc., 2019 USD Term Loan B, 1 mo. USD Term SOFR + 2.000% 6.263% VRN 11/15/27 (d)	680,838	678,454
IVC Acquisition Ltd., 2025 EUR Repriced Term Loan B, 3 mo. EURIBOR + 4.000% 6.029% VRN 12/12/28 EUR (d) (e)	737,000	868,278
Jazz Financing Lux SARL, 2024 1st Lien Term Loan B2, 1 mo. USD Term SOFR + 2.250% 6.413% VRN 5/05/28 (d)	554,778	555,045
Nidda Healthcare Holding AG, 2025 EUR Term Loan B, 3 mo. EURIBOR + 3.500% 5.526% VRN 2/21/30 EUR (d) (e)	1,425,000	1,675,749
Organon & Co., 2024 USD Term Loan, 1 mo. USD Term SOFR + 2.250% 6.408% VRN 5/19/31 (d)	130,513	127,087
Vizient, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 1.750% 5.913% VRN 8/01/31 (d)	294,013	294,381
		6,526,288
Pipelines — 0.1%
GIP Pilot Acquisition Partners LP, 2025 Term Loan B, 3 mo. USD Term SOFR + 2.000% 6.286% VRN 10/04/30 (d)	201,501	201,060
Retail — 2.9%
Boots Group Bidco Ltd., EUR Term Loan, 3 mo. EURIBOR + 3.500% 5.522% VRN 8/30/32 EUR (d) (e)	500,000	591,487
Flynn Restaurant Group LP, 2025 Incremental Term Loan, 1 mo. USD Term SOFR + 3.750% 7.913% VRN 1/28/32 (d)	457,413	457,843

	Principal Amount	Value
Great Outdoors Group LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 3.250% 7.413% VRN 1/23/32 (d)	$529,626	$528,964
Gulfside Supply, Inc., Term Loan B, 3 mo. USD Term SOFR + 3.000% 7.002% VRN 6/17/31 (d)	174,474	174,506
Harbor Freight Tools USA, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.250% 6.413% VRN 6/11/31 (d)	736,942	723,125
IRB Holding Corp., 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 2.500% 6.663% VRN 12/15/27 (d)	605,157	605,187
Kodiak Building Partners, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.750% 7.752% VRN 12/04/31 (d)	115,951	115,275
LBM Acquisition LLC, 2024 Incremental Term Loan B, 1 mo. USD Term SOFR + 3.750% 7.986% VRN 6/06/31 (d)	208,250	202,877
White Cap Buyer LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.250% 7.416% VRN 10/19/29 (d)	321,706	321,638
		3,720,902
Semiconductors — 0.4%
MKS Instruments, Inc., 2025 USD Repriced Term Loan, 1 mo. USD Term SOFR + 2.000% 6.166% VRN 8/17/29 (d)	554,803	554,226
Software — 11.3%
Ascend Learning LLC, 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 3.000% 7.163% VRN 12/11/28 (d)	505,998	505,260
Athenahealth Group, Inc., 2022 Term Loan B, 1 mo. USD Term SOFR + 2.750% 6.913% VRN 2/15/29 (d)	1,038,876	1,036,278
BCPE Pequod Buyer, Inc., USD Term Loan B, 1 mo. USD Term SOFR + 3.000% 7.163% VRN 11/25/31 (d)	798,491	799,489
Boxer Parent Co., Inc. 2025 USD Term Loan B, 3 mo. USD Term SOFR + 3.000% 7.199% VRN 7/30/31 (d)	812,809	811,029

The accompanying notes are an integral part of the financial statements.
15

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
2024 2nd Lien Term Loan, 3 mo. USD Term SOFR + 5.750% 9.949% VRN 7/30/32 (d)	$335,155	$325,938
Cloud Software Group, Inc. 2025 Term Loan B (2031), 3 mo. USD Term SOFR + 3.250% 7.252% VRN 3/21/31 (d)	201,249	201,942
2025 Term Loan B (2032), 3 mo. USD Term SOFR + 3.250% 7.252% VRN 8/13/32 (d)	686,082	688,037
Cloudera, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 3.750% 8.013% VRN 10/08/28 (d)	408,124	400,810
CoreLogic, Inc., Term Loan, 1 mo. USD Term SOFR + 3.500% 7.778% VRN 6/02/28 (d)	303,220	302,935
Cornerstone OnDemand, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 3.750% 8.028% VRN 10/16/28 (d)	160,991	154,501
Cotiviti Corp., 2024 Term Loan, 1 mo. USD Term SOFR + 2.750% 7.030% VRN 5/01/31 (d)	737,909	724,073
Ellucian Holdings, Inc., 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 2.750% 6.913% VRN 10/09/29 (d)	270,220	270,052
Genesys Cloud Services Holdings II LLC, 2025 USD Term Loan B, 1 mo. USD Term SOFR + 2.500% 6.663% VRN 1/30/32 (d)	580,739	576,506
Ivanti Software, Inc., 2025 1st Lien Term Loan (Acquired 5/02/25, Cost $531,820), 3 mo. USD Term SOFR + 4.750% 9.051% VRN 6/01/29 (d) (h)	631,092	523,018
2025 Newco Term Loan (Acquired 5/08/25-5/15/25, Cost $89,404), 3 mo. USD Term SOFR + 5.750% 10.051% VRN 6/01/29 (d) (h)	93,740	96,172
Kaseya, Inc. 2025 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.250% 7.413% VRN 3/20/32 (d)	562,147	562,658
2025 2nd Lien Term Loan B, 1 mo. USD Term SOFR + 5.000% 9.163% VRN 3/18/33 (d)	191,257	191,177
Loyalty Ventures, Inc., Term Loan B, 0.000% 11/03/27 (i)	1,440,555	97,237
MedAssets Software Intermediate Holdings, Inc. 2024 First Out Term Loan, 3 mo. USD Term SOFR + 4.000% 8.003% VRN 12/15/28 (d)	257,942	249,399

	Principal Amount	Value
2024 Second Out Term Loan, 1 mo. USD Term SOFR + 4.000% 8.250% VRN 12/15/28 (d)	$379,540	$324,507
2024 Term Loan A, 3 mo. USD Term SOFR + 5.250% 9.253% VRN 12/15/28 (d)	77,890	77,306
2024 Third Out Term Loan, 1 mo. USD Term SOFR + 6.750% 11.000% VRN 12/17/29 (d)	41,610	32,178
Mitchell International, Inc. 2024 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.250% 7.413% VRN 6/17/31 (d)	742,500	741,394
2024 2nd Lien Term Loan, 1 mo. USD Term SOFR + 5.250% 9.413% VRN 6/17/32 (d)	500,000	493,500
Project Alpha Intermediate Holding, Inc., 2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 3.250% 7.252% VRN 10/26/30 (d)	439,610	440,608
Project Boost Purchaser LLC, 2025 Refinancing Term Loan, 3 mo. USD Term SOFR + 2.750% 7.068% VRN 7/16/31 (d)	916,827	913,967
Project Ruby Ultimate Parent Corp., 2025 Term Loan B, 1 mo. USD Term SOFR + 2.750% 7.028% VRN 3/10/28 (d)	907,550	907,713
Red Planet Borrower LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 4.000% 8.163% VRN 9/08/32 (d)	500,000	485,875
Renaissance Holding Corp., 2024 1st Lien Term Loan, 1 mo. USD Term SOFR + 4.000% 8.163% VRN 4/05/30 (d)	647,814	559,413
Skopima Merger Sub, Inc., 2024 Repriced Term Loan, 0.000% 5/12/28(g)	164,598	138,984
Sovos Compliance LLC, 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 3.250% 7.413% VRN 8/13/29 (d)	488,681	489,125
SS&C Technologies, Inc., 2024 Term Loan B8, 1 mo. USD Term SOFR + 2.000% 6.163% VRN 5/09/31 (d)	457,776	458,792
		14,579,873

The accompanying notes are an integral part of the financial statements.
16

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Telecommunications — 6.3%
Delta TopCo, Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 2.750%, 3 mo. USD Term SOFR + 2.750% 6.740% - 7.023% VRN 11/30/29 (d)	$547,377	$540,672
Eircom Finco SARL, 2025 EUR Term Loan B5, 1 mo. EURIBOR + 2.750% 4.651% VRN 5/15/29 EUR (d) (e)	1,000,000	1,177,667
Ensono LP, 2021 Term Loan, 1 mo. USD Term SOFR + 4.000% 8.278% VRN 5/26/28 (d)	327,440	327,623
Iridium Satellite LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.250% 6.413% VRN 9/20/30 (d)	200,793	189,861
Level 3 Financing, Inc., 2025 Repriced Term Loan B4, 1 mo. USD Term SOFR + 4.250% 7.416% VRN 3/29/32 (d)	750,000	750,000
MasOrange Finco PLC, 2025 EUR Term Loan B, 6 mo. EURIBOR + 2.500% 4.561% VRN 3/25/31 EUR (d) (e)	1,390,000	1,630,184
Matterhorn Telecom Holding SA, EUR Term Loan B, 3 mo. EURIBOR + 2.500% 4.504% VRN 1/30/32 EUR (d) (e)	1,000,000	1,176,669
Nuuday AS, EUR Term Loan B, 3 mo. EURIBOR + 6.500% 8.529% VRN 2/03/28 EUR (d) (e)	1,000,000	1,174,638
Zegona Communications PLC, EUR Term Loan B, 6 mo. EURIBOR + 2.750% 4.829% VRN 7/17/29 EUR (d) (e)	1,000,000	1,178,089
		8,145,403
Transportation — 0.9%
First Student Bidco, Inc. 2025 Term Loan B, 3 mo. USD Term SOFR + 2.500% 6.711% VRN 8/15/30 (d)	529,089	529,089
2025 Term Loan C, 3 mo. USD Term SOFR + 2.500% 6.711% VRN 8/15/30 (d)	162,179	162,248

	Principal Amount	Value
Kenan Advantage Group, Inc., 2024 Term Loan B4, 1 mo. USD Term SOFR + 3.250% 7.413% VRN 1/25/29 (d)	$480,992	$473,926
		1,165,263
TOTAL BANK LOANS (Cost $114,379,105)		110,172,879
Corporate Debt — 10.4%
Advertising — 0.5%
Summer BC Holdco B SARL 3 mo. EURIBOR + 4.250% 6.286% FRN 2/15/30 EUR (d) (e) (j)	600,000	691,766
Building Materials — 0.2%
PCF GmbH 4.750% 4/15/29 EUR (e) (j)	300,000	271,907
Chemicals — 0.2%
Monitchem HoldCo 3 SA 3 mo. EURIBOR + 5.250% 7.264% FRN 5/01/28 EUR (d) (e) (j)	200,000	234,845
Commercial Services — 2.8%
APCOA Group GmbH 3 mo. EURIBOR + 4.125% 6.151% FRN 4/15/31 EUR (d) (e) (j)	250,000	295,406
BCP V Modular Services Finance II PLC 4.750% 11/30/28 EUR (e) (j)	1,000,000	1,123,936
Techem Verwaltungsgesellschaft 675 GmbH 3 mo. EURIBOR + 3.000% 4.958% FRN 7/15/32 EUR (d) (e) (j)	1,000,000	1,182,813
Travelex Issuerco 2 PLC, (Acquired 5/07/24-8/05/25, Cost $971,498), PIK 3.000% , Cash 3.010% 3/31/29 GBP (c) (e) (f) (h) (j)	766,532	1,020,600
		3,622,755
Computers — 0.4%
Atos SE 5.000% STEP 12/18/30 EUR (e) (j)	200,000	221,441
9.000% STEP 12/18/29 EUR (e) (j)	243,803	329,292
		550,733

The accompanying notes are an integral part of the financial statements.
17

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Cosmetics & Personal Care — 0.2%
Coty, Inc. 5.000% 4/15/26 (j)	$278,000	$277,161
Diversified Financial Services — 0.0%
Travelex Financing PLC, (Acquired 1/13/20, Cost $274,579), 8.000% 5/15/22 EUR (e) (h) (i) (j) (k)	250,000	1,101
Electric — 0.2%
Energia Group Roi Financeco DAC 6.875% 7/31/28 EUR (e) (j)	200,000	243,030
Engineering & Construction — 0.2%
Assemblin Caverion Group AB 3 mo. EURIBOR + 3.500% 5.437% FRN 7/01/31 EUR (d) (e) (j)	250,000	294,682
Environmental Controls — 0.1%
Luna 2 5SARL 5.500% 7/01/32 EUR (e) (j)	107,000	127,806
Forest Products & Paper — 0.2%
Fedrigoni SpA 6.125% 6/15/31 EUR (e) (j)	250,000	291,756
Health Care - Services — 0.7%
Cerba Healthcare SACA 3.500% 5/31/28 EUR (e) (j)	400,000	327,128
Mehilainen Yhtiot OYJ 5.125% 6/30/32 EUR (e) (j)	227,000	272,162
3 mo. EURIBOR + 3.375% 5.375% FRN 6/30/32 EUR (d) (e) (j)	190,000	224,567
		823,857
Holding Company - Diversified — 0.2%
Progroup AG 5.125% 4/15/29 EUR (e) (j)	250,000	298,749
Internet — 0.6%
Cerved Group SpA 3 mo. EURIBOR + 5.250% 7.264% FRN 2/15/29 EUR (d) (e) (j)	300,000	322,953
Engineering - Ingegneria Informatica - SpA
3 mo. EURIBOR + 5.750% 7.750% FRN 2/15/30 EUR (d) (e) (j)	100,000	119,573
11.125% 5/15/28 EUR (e) (j)	200,000	250,220
		692,746

	Principal Amount	Value
Leisure Time — 0.0%
HX Holdings Co. Ltd. 7.000% STEP 2/12/30 EUR (e)	$39,459	$39,725
Machinery - Diversified — 0.0%
Galapagos SA 1.000% 6/15/21 EUR (e) (i) (j) (k)	20,000	117
Media — 0.9%
Sunrise FinCo I BV 4.625% 5/15/32 EUR (e) (j)	410,000	487,819
Tele Columbus AG PIK 10.000%, Cash 10.000% 1/01/29 EUR (e) (f) (j)	782,484	619,059
		1,106,878
Pharmaceuticals — 1.2%
Grifols SA 7.125% 5/01/30 EUR (e) (j)	829,000	1,025,238
Nidda Healthcare Holding GmbH 3 mo. EURIBOR + 3.750% 5.786% FRN 10/23/30 EUR (d) (e) (j)	415,000	490,657
		1,515,895
Retail — 0.0%
House of Fraser Funding PLC 1.000% 9/15/20 GBP (e) (i) (j) (k)	300,000	202
Software — 0.1%
TeamSystem SpA 3 mo. EURIBOR + 3.250% 5.194% FRN 7/01/32 EUR (d) (e) (j)	100,000	117,535
Telecommunications — 1.7%
Fibercop SpA 3 mo. EURIBOR + 3.000% 4.980% FRN 6/30/31 EUR (d) (e) (j)	275,000	324,510
5.125% 6/30/32 EUR (e) (j)	275,000	328,163
Odido Holding BV 3.750% 1/15/29 EUR (e) (j)	500,000	581,946
PLT VII Finance SARL 3 mo. EURIBOR + 3.500% 5.514% FRN 6/15/31 EUR (d) (e) (j)	500,000	588,473
Vmed O2 UK Financing I PLC 4.500% 7/15/31 GBP (e) (j)	250,000	307,612
		2,130,704

The accompanying notes are an integral part of the financial statements.
18

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
TOTAL CORPORATE DEBT (Cost $13,219,103)		$13,333,950
TOTAL BONDS & NOTES (Cost $127,598,208)		123,506,829

	Number of Shares
Warrants — 0.0%
Technology — 0.0%
Travelex Topco Ltd., Expires 8/18/21 (a)	285	192
TOTAL WARRANTS (Cost $0)		192
TOTAL LONG-TERM INVESTMENTS (Cost $129,037,296)		124,601,520

	Principal Amount
Short-Term Investments — 2.2%
Repurchase Agreement — 2.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/25, 2.500%, due 10/01/25 (l)	$2,820,103	2,820,103
TOTAL SHORT-TERM INVESTMENTS (Cost $2,820,103)		2,820,103
TOTAL INVESTMENTS — 98.9% (Cost $131,857,399) (m)		127,421,623
Other Assets/ (Liabilities) — 1.1%		1,431,309
NET ASSETS — 100.0%		$128,852,932

Abbreviation Legend

EURIBOR	Euro Inter-Bank Offered Rate
FRN	Floating Rate Note
PIK	Payment in kind
SOFR	Secured Overnight Financing Rate
STEP	Step Coupon Bond
VRN	Variable Rate Note
Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2025, these securities amounted to a value of $1,045,309 or 0.81% of net assets.

(c)	Investment is valued using significant unobservable inputs.
(d)
Floating rate or variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)	All or a portion of the security represents unsettled bank loan commitments at September 30, 2025, where the rate will be determined at time of settlement.
(h)
Restricted security. Certain securities are restricted to resale. At September 30, 2025, these securities amounted to a value of $2,036,776 or 1.58% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(i)
Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At September 30, 2025, these securities amounted to a value of $99,426 or 0.08% of net assets.

(j)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At September 30, 2025, the aggregate market value of these securities amounted to $13,294,225 or 10.32% of net assets.

(k)	The maturity date of the security has been extended past the date disclosed. The new maturity date is not available as of September 30, 2025.
(l)
Maturity value of $2,820,299. Collateralized by U.S. Government Agency obligations with a rate of 3.750%, maturity date of 4/30/27, and an aggregate market value, including accrued interest, of $2,876,525.

(m)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
19

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)
Country weightings, as a percentage of net assets, is as follows:
United States	61.1%
United Kingdom	9.0%
Germany	6.5%
Luxembourg	3.8%
France	2.8%
Netherlands	2.5%
Ireland	2.3%
Italy	1.4%
Spain	1.3%
Finland	1.3%
Sweden	1.0%
Hong Kong	0.9%
Denmark	0.9%
Norway	0.8%
Belgium	0.8%
Canada	0.3%
Total Long-Term Investments	96.7%
Short-Term Investments and Other Assets and Liabilities	3.3%
Net Assets	100.0%

Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
BNP Paribas SA*	10/22/25	NOK	212,000	USD	21,301	$(55)
BNP Paribas SA*	10/22/25	USD	1,451,081	GBP	1,062,097	22,507
BNP Paribas SA*	10/22/25	USD	10,270	NOK	100,700	178
Morgan Stanley & Co. LLC*	10/22/25	USD	250,491	NOK	2,443,300	5,628
Morgan Stanley & Co. LLC*	10/22/25	USD	42,010,395	EUR	35,327,472	483,637
						$ 511,895

*
Contracts are subject to a master netting agreement or similar agreement.
Currency Legend

EUR	Euro
GBP	British Pound
NOK	Norwegian Krone
USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.
20

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments

September 30, 2025

	Number of Shares	Value
Equities — 0.2%
Common Stock — 0.2%
France — 0.0%
Technicolor Creative Studios, Inc. (a) (b) (c)	146	$—
Germany — 0.0%
Campfire Topco Ltd. (a) (b) (c)	448,154	—
Norway — 0.1%
HRN Bidco AS (a)	5,296	116,751
HX Bidco AS (a)	1,067	9,686
		126,437
Spain — 0.0%
Bahia De Las Isletas SL Class A (a) (b) (c)	5,454,162	—
United Kingdom — 0.0%
Don Jersey Topco Ltd. (a) (b) (c)	292,774	—
Jubilee Topco Ltd., A1 shares (a) (b) (c)	746	—
Jubilee Topco Ltd., A2 shares (a) (b) (c)	363,125	—
Jubilee Topco Ltd., A3 shares (a) (b) (c)	233,558	—
Jubilee Topco Ltd., A4 shares (a) (b) (c)	194,966	—
Travelex Topco Ltd. (a) (b) (c)	9,365	—
		—
United States — 0.1%
Serta Simmons, Inc. (a)	14,736	120,835
Technicolor Creative Studios, Inc. (a) (b) (c)	17,217,094	—
		120,835
TOTAL COMMON STOCK (Cost $555,048)		247,272
Preferred Stock — 0.0%
United States — 0.0%
Veritas Kapital Assurance PLC, Series G (a)	1,017	23,137
Veritas Kapital Assurance PLC, Series G-1 (a)	702	15,970
		39,107
TOTAL PREFERRED STOCK (Cost $26,980)		39,107
TOTAL EQUITIES (Cost $582,028)		286,379

	Principal Amount	Value
Bonds & Notes — 90.0%
Bank Loans — 42.8%
Belgium — 0.7%
Telenet Financing USD LLC, 2020 USD Term Loan AR, 1 mo. USD Term SOFR + 2.000%
6.265% VRN 4/30/28 (d)	$500,000	$495,520
United Petfood Finance BV, 2025 EUR Term Loan B, 6 mo. EURIBOR + 2.500%
4.577% VRN 2/26/32 EUR (d) (e)	500,000	586,708
		1,082,228
Canada — 0.7%
Balcan Innovations, Inc., Term Loan B, 3 mo. USD Term SOFR + 4.750%
9.058% VRN 10/18/31 (d)	466,121	438,154
Green Infrastructure Partners, Inc., USD Term Loan B, 3 mo. USD Term SOFR + 2.750%
6.753% VRN 9/24/32 (d)	153,029	153,029
Open Text Corp., 2023 Term Loan B, 1 mo. USD Term SOFR + 1.750%
5.913% VRN 1/31/30 (d)	149,385	149,188
WestJet Loyalty LP, Term Loan B, 3 mo. USD Term SOFR + 3.250%
7.252% VRN 2/14/31 (d)	214,231	214,347
		954,718
Denmark — 0.4%
Auris Luxembourg III SARL, 2025 EUR Term Loan B, 3 mo. EURIBOR + 3.750%
5.701% VRN 2/28/29 EUR (d) (e)	500,000	586,427
France — 1.1%
AI Sirona (Luxembourg) Acquisition SARL, 2021 EUR 1st Lien Term Loan B, 6 mo. EURIBOR + 4.500%
6.554% VRN 12/18/28 EUR (d) (e)	500,000	282,295
Casper BidCo SAS, 2025 EUR Term Loan B, 1 mo. EURIBOR + 3.750%
5.663% VRN 3/21/31 EUR (d) (e)	500,000	585,998
Ceva Sante Animale, 2025 EUR Term Loan B, 3 mo. EURIBOR + 3.000%
5.000% VRN 11/08/30 EUR (d) (e)	500,000	588,152

The accompanying notes are an integral part of the financial statements.
21

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Foundever Worldwide Corp., 2021 USD Term Loan, 1 mo. USD Term SOFR + 3.750% 8.028% VRN 8/28/28 (d)	$160,272	$79,899
Technicolor Creative Studios, Inc.
EUR PIK Super Senior Term Loan, 0.000% 3/31/26 EUR (b) (c) (e) (f)	7,820	—
EUR PIK Tranche 2 Note Term Loan, 0.000% 3/31/26 EUR (b) (c) (e) (f)	5,581	—
EUR PIK Tranche 3 Note Term Loan, 0.000% 3/31/26 EUR (b) (c) (e) (f)	2,346	—
EUR Tranche 4 Term Loan, 0.000% 3/31/26 EUR (b) (c) (e) (f)	2,723	—
2023 EUR PIK Reinstated Term Loan B, 0.000% 9/15/26 EUR (e) (f)	87,302	256
2023 EUR PIK Term Loan, 0.000% 3/28/33 EUR (b) (c) (e) (f)	82,145	—
		1,536,600
Germany — 2.2%
Arvos HoldCo SARL, 2024 USD HoldCo Term Loan B2 (Acquired 4/09/24, Cost $21,092), 0.500% 8/29/27 (g)	48,317	9,985
Arvos Holding GmbH, 2024 USD Opco Term Loan B4, 3 mo. USD Term SOFR + 5.762% 10.070% VRN 8/29/27 (d)	270,243	227,004
IFCO Management GmbH, 2025 EUR Term Loan, 0.000% 7/30/32 EUR (e) (h)	750,000	885,434
Motel One GmbH, EUR Term Loan B, 3 mo. EURIBOR + 4.250% 6.194% VRN 6/04/32 EUR (d) (e)	800,000	945,843
Nidda Healthcare Holding AG, 2025 EUR Term Loan B, 3 mo. EURIBOR + 3.500% 5.526% VRN 2/21/30 EUR (d) (e)	500,000	587,982
Techem Verwaltungsgesellschaft 675 GmbH, 2025 EUR Term Loan B, 3 mo. EURIBOR + 3.250% 5.269% VRN 7/15/32 EUR (d) (e)	500,000	590,401
		3,246,649

	Principal Amount	Value
Hong Kong — 0.6%
Fugue Finance BV, 2025 EUR Term Loan B, 3 mo. EURIBOR + 3.250% 5.282% VRN 1/09/32 EUR (d) (e)	$750,000	$884,131
Luxembourg — 2.1%
Albion Financing 3 SARL, 2025 EUR Term Loan, 3 mo. EURIBOR + 3.000% 5.024% VRN 5/21/31 EUR (d) (e)	510,000	601,299
CCP Lux Holding SARL, 2023 EUR Term Loan B, 3 mo. EURIBOR + 4.750% 6.943% VRN 1/05/28 EUR (d) (e)	500,000	587,342
Flint Group Midco Ltd., USD Opco Term Loan, 3 mo. USD Term SOFR + 4.250%, PIK 0.750%, Cash, 8.831 VRN 12/31/26 (d) (i)	177,114	166,599
Ineos Finance PLC, 2024 EUR Term Loan B1, 1 mo. EURIBOR + 3.250% 5.163% VRN 2/07/31 EUR (d) (e)	500,000	547,219
Summer (BC) Holdco B SARL
2024 EUR Term Loan B, 3 mo. EURIBOR + 4.500% 6.575% VRN 1/31/29 EUR (d) (e)	432,997	499,845
2024 USD Term Loan B, 3 mo. USD Term SOFR + 5.000% 9.262% VRN 2/15/29 (d)	380,337	373,366
Venga Finance SARL, 2025 USD Term Loan B, 3 mo. USD Term SOFR + 3.750% 8.210% VRN 6/28/29 (d)	293,246	293,906
		3,069,576
Netherlands — 1.5%
Nouryon Finance BV, 2024 USD Term Loan B1, 1 mo. USD Term SOFR + 3.250% 7.500% VRN 4/03/28 (d)	185,080	185,196
TMF Group Holding BV, 2025 EUR Term Loan B, 3 mo. EURIBOR + 3.250% 5.186% VRN 5/03/28 EUR (d) (e)	500,000	589,597

The accompanying notes are an integral part of the financial statements.
22

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Trivium Packaging BV, EUR Term Loan B, 1 mo. EURIBOR + 4.500% 6.413% VRN 5/28/30 EUR (d) (e)	$700,000	$824,917
Ziggo BV, 2019 EUR Term Loan H, 1 mo. EURIBOR + 3.000% 4.877% VRN 1/31/29 EUR (d) (e)	500,000	578,279
		2,177,989
Norway — 0.3%
Hurtigruten ASA
2025 EUR Term Loan A, 6 mo. EURIBOR + 7.500% 9.583% VRN 2/12/30 EUR (d) (e)	266,326	318,674
2025 EUR Term Loan B, 6 mo. EURIBOR + 8.000% 10.083% VRN 8/12/30 EUR (d) (e)	65,066	68,179
		386,853
Spain — 1.4%
Areas Worldwide SA, 2025 EUR Term Loan B, 6 mo. EURIBOR + 4.000% 6.036% VRN 12/31/29 EUR (d) (e)	500,000	590,266
Boluda Towage SL, 2024 EUR Term Loan B, 1 mo. EURIBOR + 3.500% 5.413% VRN 1/31/30 EUR (d) (e)	500,000	590,582
Grifols SA, EUR 2019 Term Loan B, 1 mo. EURIBOR + 2.250% 4.163% VRN 11/15/27 EUR (d) (e)	680,836	796,506
		1,977,354
Sweden — 0.8%
Verisure Holding AB, 2021 EUR Term Loan, 3 mo. EURIBOR + 3.000% 5.000% VRN 3/27/28 EUR (d) (e)	1,000,000	1,175,072
United Kingdom — 3.7%
Boots Group Bidco Ltd., EUR Term Loan, 3 mo. EURIBOR + 3.500% 5.522% VRN 8/30/32 EUR (d) (e)	500,000	591,487

	Principal Amount	Value
Flint Group Packaging INKS North America Holdings LLC EUR PIK 2nd lien Holdco Term Loan, 3 mo. EURIBOR + 0.100%, PIK 6.900%, Cash, 2.071% VRN 12/30/27 EUR (d) (e) (i)	$428,464	$27,667
EUR Opco Term Loan, 3 mo. EURIBOR + 4.250%, PIK 0.750%, Cash, 6.221% VRN 12/31/26 EUR (d) (e) (i)	560,422	624,243
Flint Group Topco Ltd.
USD First Lien HoldCo Facility, 3 mo. USD Term SOFR + 0.100%, PIK 6.900%, Cash 4.681% VRN 12/30/27 (d) (i)	105,293	72,916
USD Second Lien HoldCo Facility, 3 mo. USD Term SOFR + 0.100%, PIK 6.900%, Cash 4.681% VRN 12/31/27 (d) (i)	140,414	7,723
Froneri Lux FinCo SARL, 2025 EUR Term Loan, 0.000% 8/02/32 EUR (e) (h)	1,000,000	1,175,037
Lernen Bidco Ltd., 2025 EUR Term Loan B3A, 3 mo. EURIBOR + 3.750% 5.851% VRN 4/25/29 EUR (d) (e)	500,000	590,389
MasOrange Finco PLC, 2025 EUR Term Loan B, 6 mo.EURIBOR + 2.500% 4.561% VRN 3/25/31 EUR (d) (e)	660,000	774,044
Motion Finco SARL, 2023 EUR Term Loan B, 3 mo. EURIBOR + 3.750% 5.750% VRN 11/12/29 EUR (d) (e)	500,000	515,749
Tunstall Group Holdings Ltd., 2023 EUR Reinstated Term Loan B (Acquired 11/30/23-5/30/25, Cost $361,707), 6 mo. EURIBOR + 0.100%, PIK 4.900%, Cash 2.142% VRN 12/20/27 EUR (b) (c) (d) (e) (g) (i)	332,244	215,709
Vue Entertainment International Ltd.
2023 EUR Floating PIK Term Loan, 6 mo. EURIBOR + 0.100%, PIK 8.400%, Cash, 2.359% VRN 12/31/27 EUR (d) (e) (i)	183,003	207,335

The accompanying notes are an integral part of the financial statements.
23

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
2023 EUR Floating PIK Reinstated Term Loan B, 6 mo. EURIBOR + 0.100%, PIK 8.400%, Cash, 2.359% VRN 12/31/27 EUR (d) (e) (i)	$286,756	$212,099
2023 EUR Floating PIK Super Senior Term Loan, 6 mo. EURIBOR + 8.000%, PIK 1.000%, Cash, 10.259% VRN 6/30/27 EUR (d) (e) (i)	101,283	123,073
Vue International Bidco PLC, 2022 EUR Term Loan, 6 mo. EURIBOR + 8.000% 10.259% VRN 6/30/27 EUR (d) (e)	158,216	183,432
		5,320,903
United States — 27.3%
AAP Buyer, Inc., Term Loan B, 3 mo. USD Term SOFR + 2.750% 6.752% VRN 9/09/31 (d)	253,594	253,436
Ahead DB Holdings LLC, 2024 Term Loan B4, 3 mo. USD Term SOFR + 2.750% 6.752% VRN 2/03/31 (d)	249,378	249,503
AlixPartners LLP, 2025 USD Term Loan, 1 mo. USD Term SOFR + 2.000% 6.163% VRN 8/12/32 (d)	392,285	389,453
Alliance Laundry Systems LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.250% 6.385% VRN 8/19/31 (d)	175,411	175,171
Alpha Generation LLC, Term Loan B, 1 mo. USD Term SOFR + 2.000% 6.163% VRN 9/30/31 (d)	231,515	231,052
Altium Packaging LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.500% 6.663% VRN 6/11/31 (d)	296,250	290,047
AMC Entertainment Holdings, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 7.000% 11.134% VRN 1/04/29 (d)	199,500	199,875
American Airlines, Inc., 2024 1st Lien Term Loan B, 6 mo. USD Term SOFR + 2.250% 6.502% VRN 2/15/28 (d)	247,449	247,036

	Principal Amount	Value
Amneal Pharmaceuticals LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 3.500% 7.663% VRN 8/01/32 (d)	$500,000	$499,165
AmWINS Group, Inc., 2025 Term Loan B, 3 mo. USD Term SOFR + 2.250% 6.252% VRN 1/30/32 (d)	219,986	219,840
Apro LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.750% 7.942% VRN 7/09/31 (d)	194,882	194,346
Aretec Group, Inc., 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.500% 7.663% VRN 8/09/30 (d)	198,500	198,468
Ascend Learning LLC, 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 3.000% 7.163% VRN 12/11/28 (d)	338,401	337,907
Asurion LLC
2022 Term Loan B10, 1 mo. USD Term SOFR + 4.000% 8.263% VRN 8/19/28 (d)	547,179	548,132
2021 Second Lien Term Loan B4, 1 mo. USD Term SOFR + 5.250% 9.528% VRN 1/20/29 (d)	225,862	215,730
Athenahealth Group, Inc., 2022 Term Loan B, 1 mo. USD Term SOFR + 2.750% 6.913% VRN 2/15/29 (d)	298,022	297,277
Aveanna Healthcare LLC, 2025 Term Loan B, 0.000% 9/17/32 (h)	324,078	323,672
Barnes Group, Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 2.750% 6.913% VRN 1/27/32 (d)	202,177	202,286
Bausch & Lomb Corp., 2025 Term Loan B, 1 mo. USD Term SOFR + 4.250% 8.413% VRN 1/15/31 (d)	111,424	111,331
Bausch Health Cos., Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 6.250% 10.413% VRN 10/08/30 (d)	374,291	368,325
Bayonne Energy Center LLC, 2025 Term Loan B, 0.000% 9/22/32 (h)	146,444	146,077

The accompanying notes are an integral part of the financial statements.
24

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Belron Finance 2019 LLC, 2025 Repriced Term Loan B, 3 mo. USD Term SOFR + 2.500% 6.742% VRN 10/16/31 (d)	$198,999	$199,870
Bingo Holdings I LLC, Term Loan B, 3 mo. USD Term SOFR + 4.750% 8.727% VRN 6/30/32 (d)	145,592	145,365
Boxer Parent Co., Inc.
2025 USD Term Loan B, 3 mo. USD Term SOFR + 3.000% 7.199% VRN 7/30/31 (d)	550,534	549,328
2024 2nd Lien Term Loan, 3 mo. USD Term SOFR + 5.750% 9.949% VRN 7/30/32 (d)	200,000	194,500
Broadstreet Partners, Inc., 2024 Term Loan B4, 1 mo. USD Term SOFR + 2.750% 6.913% VRN 6/13/31 (d)	288,583	288,811
Caesars Entertainment, Inc., Term Loan B, 1 mo. USD Term SOFR + 2.250% 6.413% VRN 2/06/30 (d)	244,012	243,185
Calpine Construction Finance Co. LP, 2023 Refinancing Term Loan B, 1 mo. USD Term SOFR + 2.000% 6.163% VRN 7/31/30 (d)	200,000	199,976
Charlotte Buyer, Inc., 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 4.250% 8.425% VRN 2/11/28 (d)	297,502	296,869
Charter NEX US, Inc., 2024 Term Loan B1, 1 mo. USD Term SOFR + 2.750% 6.925% VRN 11/29/30 (d)	204,953	205,512
Clarios Global LP, 2025 USD Term Loan B, 1 mo. USD Term SOFR + 2.750% 6.913% VRN 1/28/32 (d)	279,642	279,555
Cloud Software Group, Inc., 2025 Term Loan B (2031), 0.000% 3/21/31 (h)	199,499	200,185
Cloudera, Inc., 2021 Second Lien Term Loan, 1 mo. USD Term SOFR + 6.000% 10.263% VRN 10/08/29 (d)	266,667	242,667
Clydesdale Acquisition Holdings, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.175% 7.338% VRN 4/13/29 (d)	229,430	229,042

	Principal Amount	Value
CommScope, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 4.750% 8.913% VRN 12/17/29 (d)	$300,000	$303,375
Connect Holding II LLC
Delayed Draw Term Loan 1, 0.000% 4/03/31 (h)	95,297	87,196
Delayed Draw Term Loan, 0.000% 4/03/31 (h)	14,483	13,252
Cotiviti Corp., 2024 Term Loan, 1 mo. USD Term SOFR + 2.750% 7.030% VRN 5/01/31 (d)	295,164	289,629
CPC Acquisition Corp.
Term Loan, 3 mo. USD Term SOFR + 3.750% 8.013% VRN 12/29/27 (d)	179,227	149,296
Second Lien Term Loan, 3 mo. USD Term SOFR + 7.750% 12.013% VRN 12/29/28 (d)	350,000	126,000
CSC Holdings LLC
2022 Term Loan B6, 1 mo. USD Term SOFR + 4.500% 8.650% VRN 1/18/28 (d)	247,462	245,712
2019 Term Loan B5, 3 mo. U.S. (Fed) Prime Rate + 1.500% 8.750% VRN 4/15/27 (d)	300,000	289,968
Deep Blue Operating I LLC, Term Loan, 0.000% 9/17/32 (h)	101,156	101,156
DG Investment Intermediate Holdings 2, Inc., 2025 Term Loan, 1 mo. USD Term SOFR + 3.750% 7.913% VRN 7/09/32 (d)	223,977	224,257
DXP Enterprises, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 3.750% 7.913% VRN 10/11/30 (d)	230,233	231,241
Edelman Financial Center LLC, 2024 2nd Lien Term Loan, 1 mo. USD Term SOFR + 5.250% 9.413% VRN 10/06/28 (d)	300,000	300,093
Electron BidCo, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 2.750% 6.913% VRN 11/01/28 (d)	246,851	247,273
Emrld Borrower LP, Term Loan B, 3 mo. USD Term SOFR + 2.250% 6.449% VRN 5/31/30 (d)	243,145	242,321
Ensemble RCM LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 3.000% 7.308% VRN 8/01/29 (d)	128,886	129,159

The accompanying notes are an integral part of the financial statements.
25

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
First Student Bidco, Inc.
2025 Term Loan B, 3 mo. USD Term SOFR + 2.500% 6.711% VRN 8/15/30 (d)	$214,687	$214,687
2025 Term Loan C, 3 mo. USD Term SOFR + 2.500% 6.711% VRN 8/15/30 (d)	65,828	65,856
Five Star Intermediate Holding LLC, Term Loan, 3 mo. USD Term SOFR + 4.250% 8.320% VRN 5/05/29 (d)	422,092	421,303
Fleet Midco I Ltd., 2024 1st Lien Term Loan B, 6 mo.USD Term SOFR + 2.500% 6.542% VRN 2/21/31 (d)	180,104	180,104
Flint Group Packaging INKS North America Holdings LLC, EUR PIK Holdco Term Loan, 3 mo. EURIBOR + 0.100%, PIK 6.900%, Cash 2.071% VRN 12/30/27 EUR (d) (e) (i)	321,295	261,222
Fluid-Flow Products, Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 3.250% 7.413% VRN 3/31/28 (d)	195,408	195,735
Flynn Restaurant Group LP, 2025 Incremental Term Loan, 1 mo. USD Term SOFR + 3.750% 7.913% VRN 1/28/32 (d)	260,346	260,591
Franklin Square Holdings LP, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.250% 6.413% VRN 4/25/31 (d)	225,850	225,850
Freeport LNG Investments LLLP, 2025 Term Loan B, 3 mo. USD Term SOFR + 3.250% 7.575% VRN 12/21/28 (d)	228,752	228,549
Gainwell Acquisition Corp., Term Loan B, 3 mo. USD Term SOFR + 4.000% 8.102% VRN 10/01/27 (d)	241,713	237,543
Genesee & Wyoming ,Inc., 2024 Term Loan, 3 mo. USD Term SOFR + 1.750% 5.752% VRN 4/10/31 (d)	247,500	246,441
Genesys Cloud Services Holdings II LLC, 2025 USD Term Loan B, 1 mo. USD Term SOFR + 2.500% 6.663% VRN 1/30/32 (d)	309,728	307,470

	Principal Amount	Value
GFL Environmental, Inc., 2025 Term Loan B, 3 mo. USD Term SOFR + 2.500% 6.671% VRN 3/03/32 (d)	$258,532	$258,193
Graham Packaging Co., Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.500% 6.663% VRN 8/04/27 (d)	215,952	215,862
Great Outdoors Group LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 3.250% 7.413% VRN 1/23/32 (d)	277,305	276,958
Grinding Media, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.500% 7.698% VRN 10/12/28 (d)	189,154	189,154
Gryphon Acquire Newco LLC, Term Loan B, 6 mo. USD Term SOFR + 3.000% 6.879% VRN 9/13/32 (d)	136,719	137,018
Harbor Freight Tools USA, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.250% 6.413% VRN 6/11/31 (d)	212,442	208,458
Heartland Dental LLC, 2025 Term Loan, 1 mo. USD Term SOFR + 3.750% 7.913% VRN 8/25/32 (d)	197,744	197,301
Highline Aftermarket Acquisition LLC, 2025 Term Loan B, 3 mo. USD Term SOFR + 3.500% 7.699% VRN 2/19/30 (d)	198,998	199,433
HUB International Ltd., 2025 Term Loan B, 3 mo. USD Term SOFR + 2.250% 6.575% VRN 6/20/30 (d)	408	409
Hyperion Materials & Technologies, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 4.500%, 3 mo. USD Term SOFR + 4.500% 8.778% - 8.960% VRN 8/30/28 (d)	364,074	350,421
INEOS Quattro Holdings UK Ltd., 2023 USD 1st Lien Term Loan B, 1 mo. USD Term SOFR + 4.250% 8.513% VRN 4/02/29 (d)	496,222	447,011
Invenergy Thermal Operating I LLC
2025 Term Loan C, 3 mo. USD Term SOFR + 3.500% 7.502% VRN 5/17/32 (d)	12,500	12,573

The accompanying notes are an integral part of the financial statements.
26

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
2025 Term Loan B, 3 mo. USD Term SOFR + 3.500% 7.616% VRN 5/17/32 (d)	$174,846	$175,866
IPS Corp., 2021 Term Loan, 1 mo. USD Term SOFR + 3.500% 7.663% VRN 10/02/28 (d)	333,196	332,676
IRB Holding Corp., 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 2.500% 6.663% VRN 12/15/27 (d)	491,646	491,671
Ivanti Software, Inc. 2025 1st Lien Term Loan (Acquired 5/02/25, Cost $439,296), 3 mo. USD Term SOFR + 4.750% 9.051% VRN 6/01/29 (d) (g)	521,610	432,284
2025 Newco Term Loan (Acquired 5/08/25-5/15/25, Cost $88,025), 3 mo. USD Term SOFR + 5.750% 10.051% VRN 6/01/29 (d) (g)	92,294	94,689
J&J Ventures Gaming LLC, 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 3.500% 7.663% VRN 4/26/30 (d)	149,624	147,941
Johnstone Supply LLC, Term Loan B, 1 mo. USD Term SOFR + 2.500% 6.635% VRN 6/09/31 (d)	276,279	275,588
Learfield Communications LLC, 2024 Term Loan B, 0.000% 6/30/28 (h)	144,102	145,363
Level 3 Financing, Inc., 2025 Repriced Term Loan B4, 1 mo. USD Term SOFR + 4.250% 7.416% VRN 3/27/32 (d)	200,000	200,000
LifePoint Health, Inc., 2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 3.750% 8.068% VRN 5/19/31 (d)	580,243	578,734
Lightning Power LLC, Term Loan B, 3 mo. USD Term SOFR + 2.250% 6.252% VRN 8/18/31 (d)	186,013	185,758
LSF12 Crown US Commercial Bidco LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 3.500% 7.663% VRN 12/02/31 (d)	190,690	190,810
Lumen Technologies, Inc., 2024 Extended Term Loan B1, 1 mo. USD Term SOFR + 2.350% 6.628% VRN 4/16/29 (d)	148,859	147,763

	Principal Amount	Value
Madison Safety & Flow LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 2.750% 6.913% VRN 9/26/31 (d)	$208,226	$208,357
Mavis Tire Express Services Corp., 2025 Repriced Term Loan, 3 mo. USD Term SOFR + 3.000% 7.199% VRN 5/04/28 (d)	515,201	514,902
McGraw-Hill Global Education Holdings LLC, 2025 1st Lien Term Loan B, 1 mo. USD Term SOFR + 2.750% 6.913% VRN 8/06/31 (d)	100,464	100,433
MedAssets Software Intermediate Holdings, Inc.
2024 First Out Term Loan, 3 mo. USD Term SOFR + 4.000% 8.003% VRN 12/15/28 (d)	472,709	457,053
2024 Second Out Term Loan, 1 mo. USD Term SOFR + 4.000% 8.250% VRN 12/15/28 (d)	452,998	387,313
2024 Term Loan A, 3 mo. USD Term SOFR + 5.250% 9.253% VRN 12/15/28 (d)	36,121	35,850
2024 Third Out Term Loan, 1 mo. USD Term SOFR + 6.750% 11.000% VRN 12/17/29 (d)	27,740	21,452
Medical Solutions Holdings, Inc., 2021 2nd Lien Term Loan, 3 mo. USD Term SOFR + 7.000% 11.408% VRN 11/01/29 (d)	147,368	29,720
MH Sub I LLC, 2024 Term Loan B4, 1 mo. USD Term SOFR + 4.250% 8.413% VRN 12/31/31 (d)	147,244	135,280
Midwest Physician Administrative Services LLC, 2021 Term Loan, 3 mo. USD Term SOFR + 3.000% 7.263% VRN 3/12/28 (d)	256,459	238,227
Mitchell International, Inc.
2024 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.250% 7.413% VRN 6/17/31 (d)	198,000	197,705
2024 2nd Lien Term Loan, 1 mo. USD Term SOFR + 5.250% 9.413% VRN 6/17/32 (d)	197,802	195,231
MKS Instruments, Inc., 2025 USD Repriced Term Loan, 1 mo. USD Term SOFR + 2.000% 6.166% VRN 8/17/29 (d)	147,570	147,417

The accompanying notes are an integral part of the financial statements.
27

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
NAPA Management Services Corp., Term Loan B, 1 mo. USD Term SOFR + 5.250%
9.513% VRN 2/23/29 (d)	$404,869	$268,056
Neptune Bidco US, Inc., 2022 USD Term Loan B, 3 mo. USD Term SOFR + 5.000% 9.429% VRN 4/11/29 (d)	143,989	136,916
New Arclin US Holding Corp., 2021 Term Loan, 1 mo. USD Term SOFR + 3.500% 7.763% VRN 9/30/28 (d)	191,405	191,490
Nielsen Consumer, Inc., 2025 USD Term Loan, 0.000% 3/06/28 (h)	207,293	206,515
Nvent Electric Public Ltd. Co., Term Loan B, 1 mo. USD Term SOFR + 3.000% 7.155% VRN 1/30/32 (d)	215,517	216,259
OID-OL Intermediate I LLC
Term Loan 2, 3 mo. USD Term SOFR + 4.250%
8.708% VRN 2/01/29 (d)	342,524	286,079
Term Loan 1, 3 mo. USD Term SOFR + 6.000%
10.308% VRN 2/01/29 (d)	139,635	143,912
Olympus Water US Holding Corp., 2025 USD Term Loan B,
0.000% 7/23/32 (h)	115,473	114,525
OMNIA Partners LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 2.500% 6.814% VRN 7/25/30 (d)	313,872	313,822
Orion US Finco, Inc., 1st Lien Term Loan, 0.000% 5/20/32 (h)	187,874	188,813
Oryx Midstream Services Permian Basin LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 2.250% 6.416% VRN 10/05/28 (d)	247,500	247,359
Padagis LLC, Term Loan B, 3 mo. USD Term SOFR + 4.750% 9.290% VRN 7/06/28 (d)	322,807	285,684
Paradigm Parent LLC, 1st Lien Term Loan, 3 mo. USD Term SOFR + 4.500% 8.822% VRN 4/16/32 (d)	468,401	419,660
Planet US Buyer LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 3.000% 7.198% VRN 2/07/31 (d)	223,585	224,582

	Principal Amount	Value
PMHC II, Inc., 2022 Term Loan B, 3 mo. USD Term SOFR + 4.250% 8.728% VRN 4/23/29 (d)	$260,813	$210,118
Polar US Borrower LLC
2024 Term Loan B1B, 3 mo. USD Term SOFR + 4.750%, PIK 0.750%, Cash, 9.164% VRN 10/16/28 (d) (i)	300,668	39,087
2024 Term Loan B1A, 3 mo. USD Term SOFR + 5.500% 9.914% VRN 10/16/28 (d)	437,020	56,813
Pretium Packaging LLC
First Out Term Loan A, 3 mo. USD Term SOFR + 3.750%, PIK 1.250%, Cash, 8.071% VRN 10/02/28 (d) (i)	745,325	739,177
Second Out Term Loan A1, 3 mo. USD Term SOFR + 3.899%, PIK 0.702%, Cash, 8.220% VRN 10/02/28 (d) (i)	78,697	34,705
Pro Mach Group, Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 2.750% 6.913% VRN 8/31/28 (d)	213,768	214,046
Proampac PG Borrower LLC, 2024 Term Loan, 1 mo. USD Term SOFR + 4.000%, 3 mo. USD Term SOFR + 4.000% 8.195% - 8.318% VRN 9/15/28 (d)	342,026	342,796
Project Alpha Intermediate Holding, Inc., 2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 3.250% 7.252% VRN 10/26/30 (d)	198,995	199,447
Project Ruby Ultimate Parent Corp., 2025 Term Loan B, 1 mo. USD Term SOFR + 2.750% 7.028% VRN 3/10/28 (d)	292,535	292,587
QuidelOrtho Corp, Term Loan, 3 mo. USD Term SOFR + 4.000% 8.002% VRN 8/20/32 (d)	147,444	146,585
Quikrete Holdings, Inc.
2025 Term Loan B1, 1 mo. USD Term SOFR + 2.250% 6.413% VRN 4/14/31 (d)	172,339	172,240
2025 Term Loan B, 1 mo. USD Term SOFR + 2.250% 6.413% VRN 2/10/32 (d)	141,384	141,288

The accompanying notes are an integral part of the financial statements.
28

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Radiology Partners, Inc., 2025 Term Loan, 3 mo. USD Term SOFR + 4.500% 8.502% VRN 6/30/32 (d)	$192,493	$191,852
Radnet Management, Inc., 2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 2.250% 6.448% VRN 4/18/31 (d)	247,494	247,664
Raising Cane’s Restaurants LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.000% 6.163% VRN 9/18/31 (d)	238,699	239,396
Raven Acquisition Holdings LLC, Term Loan B, 1 mo. USD Term SOFR + 3.000% 7.163% VRN 11/19/31 (d)	251,899	251,743
Recess Holdings, Inc., 2025 Repriced Term Loan, 3 mo. USD Term SOFR + 3.750% 8.069% VRN 2/20/30 (d)	356,526	357,545
Red Planet Borrower LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 4.000% 8.163% VRN 9/08/32 (d)	700,000	680,225
Renaissance Holding Corp., 2024 1st Lien Term Loan, 1 mo. USD Term SOFR + 4.000% 8.163% VRN 4/05/30 (d)	195,713	169,006
Ring Container Technologies Group LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 2.500% 6.663% VRN 9/15/32 (d)	198,496	198,099
Sabre GLBL, Inc., 2022 1st Lien Term Loan B, 1 mo. USD Term SOFR + 5.000% 9.263% VRN 6/30/28 (d)	85,520	79,962
Sazerac Co., Inc., Term Loan B, 1 mo. USD Term SOFR + 2.500% 6.700% VRN 7/09/32 (d)	224,349	225,596
Scientific Games Holdings LP, 2024 USD Term Loan B, 3 mo. USD Term SOFR + 3.000% 7.286% VRN 4/04/29 (d)	247,003	244,812
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, 1 mo. USD Term SOFR + 2.500% 6.663% VRN 7/31/31 (d)	216,544	216,206
Service Logic Acquisition, Inc., 2025 Repriced Term Loan B, 3 mo. USD Term SOFR + 3.000% 7.308% VRN 10/29/27 (d)	151,376	151,472

	Principal Amount	Value
Skopima Merger Sub, Inc., 2024 Repriced Term Loan, 0.000% 5/12/28 (h)	$67,248	$56,783
Spin Holdco, Inc., 2021 Term Loan, 3 mo. USD Term SOFR + 4.000% 8.393% VRN 3/04/28 (d)	145,659	121,470
Star Parent, Inc., Term Loan B, 3 mo. USD Term SOFR + 4.000% 8.002% VRN 9/27/30 (d) (h)	193,934	193,852
Stonepeak Bayou Holdings LP, Term Loan B, 0.000% 9/24/32 (h)	96,231	95,990
Summer (BC) Holdco B SARL, 2024 EUR Term Loan, 3 mo. EURIBOR + 4.500% 6.575% VRN 1/31/29 EUR (d) (e)	67,003	77,348
Surgery Center Holdings, Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 2.500% 6.663% VRN 12/19/30 (d)	198,996	199,034
Tacala LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.500% 7.663% VRN 1/31/31 (d)	176,804	177,398
Team Health Holdings, Inc., 2025 Term Loan B, 3 mo. USD Term SOFR + 4.500% 8.796% VRN 6/30/28 (d)	314,416	313,564
Third Coast Infrastructure LLC, 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 3.750% 7.913% VRN 9/25/30 (d)	212,550	213,081
TKO Worldwide Holdings LLC, 2025 Term Loan, 3 mo. USD Term SOFR + 2.000% 6.038% VRN 11/21/31 (d)	263,326	263,613
Trident TPI Holdings, Inc., 2024 Term Loan B7, 3 mo. USD Term SOFR + 3.750% 7.752% VRN 9/15/28 (d)	602,813	591,257
Triton Water Holdings, Inc., Term Loan, 3 mo. USD Term SOFR + 2.250% 6.252% VRN 3/31/28 (d)	1,699	1,698
United Talent Agency LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 3.500% 7.650% VRN 6/10/32 (d)	200,000	201,000
Upbound Group, Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 2.750% 6.884% VRN 8/13/32 (d)	125,858	125,543

The accompanying notes are an integral part of the financial statements.
29

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
UPC Broadband Holding BV, 2020 USD Term Loan AT, 1 mo. USD Term SOFR + 2.250% 6.515% VRN 4/30/28 (d)	$500,000	$498,250
Varsity Brands, Inc., 2025 1st Lien Term Loan, 3 mo. USD Term SOFR + 3.000% 7.026% VRN 8/26/31 (d)	364,913	364,730
Virgin Media Bristol LLC, 2023 USD Term Loan Y, 6 mo. USD Term SOFR + 3.175% 7.373% VRN 3/31/31 (d)	700,000	689,570
Vision Solutions, Inc., 2021 Incremental Term Loan, 3 mo. USD Term SOFR + 4.000% 8.570% VRN 4/24/28 (d)	285,529	274,822
Vistra Zero Operating Co. LLC, Term Loan B, 1 mo. USD Term SOFR + 2.000% 6.163% VRN 4/30/31 (d)	322,876	318,740
VS Buyer LLC, 2025 Term Loan B, 3 mo. USD Term SOFR + 2.250% 6.560% VRN 4/12/31 (d)	237,451	236,784
Wand NewCo 3, Inc., 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 2.500% 6.663% VRN 1/30/31 (d)	295,593	294,429
White Cap Buyer LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.250% 7.416% VRN 10/19/29 (d)	240,622	240,572
Windstream Services LLC, 2025 Term Loan B, 0.000% 9/24/32 (h)	159,635	158,039
X Corp., 2025 Fixed Term Loan, 9.500% 10/26/29	1,076,803	1,079,344
Zayo Group Holdings, Inc., 2025 USD Term Loan, 3 mo. USD Term SOFR + 3.610% 7.612% VRN 3/11/30 (d)	445,530	431,795
		39,663,992
TOTAL BANK LOANS (Cost $62,867,785)		62,062,492
Corporate Debt — 40.9%
Angola — 0.1%
Azule Energy Finance PLC 8.125% 1/23/30 (j)	200,000	201,771
Argentina — 0.2%
Transportadora de Gas del Sur SA 8.500% 7/24/31 (j)	108,000	110,976

	Principal Amount	Value
YPF SA 8.250% 1/17/34 (j)	$100,000	$96,287
9.000% STEP 6/30/29 (j)	9,662	9,769
		217,032
Bahrain — 0.1%
Bapco Energies Sukuk Ltd. 5.250% 4/08/29 (j)	200,000	200,322
Belgium — 0.1%
Elia Group SA 5 yr. EURIBOR ICE Swap + 2.506% 5.850% VRN EUR (d) (e) (j) (k)	100,000	123,512
Brazil — 0.3%
Petrobras Global Finance BV
6.250% 1/10/36	50,000	49,343
6.625% 1/16/34 GBP (e)	200,000	266,094
Samarco Mineracao SA PIK 9.000%, Cash 9.500% 6/30/31 (i) (j)	86,000	86,446
		401,883
Canada — 1.0%
1011778 BC ULC/New Red Finance, Inc. 5.625% 9/15/29 (j)	200,000	202,405
Enbridge, Inc., Series NC5, 5 yr. CMT + 3.785% 8.250% VRN 1/15/84 (d)	551,000	591,863
Ontario Gaming GTA LP/OTG Co-Issuer, Inc. 8.000% 8/01/30 (j)	195,000	193,766
Parkland Corp. 6.625% 8/15/32 (j)	206,000	211,678
Superior Plus LP/Superior General Partner, Inc. 4.500% 3/15/29 (j)	200,000	192,963
		1,392,675
Chile — 0.3%
Banco de Credito e Inversiones SA 5 yr. CMT + 4.944% 8.750% VRN (d) (j) (k)	200,000	216,500
VTR Comunicaciones SpA 4.375% 4/15/29 (j)	200,000	186,000
		402,500
Colombia — 0.1%
Geopark Ltd. 8.750% 1/31/30 (j)	200,000	180,800

The accompanying notes are an integral part of the financial statements.
30

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Finland — 0.2%
Mehilainen Yhtiot OYJ
5.125% 6/30/32 EUR (e) (j)	$100,000	$119,895
3 mo. EURIBOR + 3.375% 5.375% FRN 6/30/32 EUR (d) (e) (j)	100,000	118,193
		238,088
France — 2.4%
Atos SE
5.000% STEP 12/18/30 EUR (e) (j)	250,000	276,802
9.000% STEP 12/18/29 EUR (e) (j)	250,000	337,662
Cerba Healthcare SACA 3.500% 5/31/28 EUR (e) (j)	100,000	81,782
Electricite de France SA
5 yr. EUR Swap + 3.970% 3.375% VRN EUR (d) (e) (j) (k)	200,000	225,121
5 yr. U.K. Government Bond + 3.775% 7.375% VRN GBP (d) (e) (j) (k)	100,000	137,165
5 yr. CMT + 5.411% 9.125% VRN (d) (j) (k)	200,000	231,745
Emeria SASU 3.375% 3/31/28 EUR (e) (j)	150,000	150,239
Eutelsat SA 9.750% 4/13/29 EUR (e) (j)	100,000	126,753
Forvia SE
2.375% 6/15/29 EUR (e) (j) (l)	100,000	112,547
5.500% 6/15/31 EUR (e) (j) (l)	150,000	181,066
5.625% 6/15/30 EUR (e) (j)	100,000	121,519
iliad SA 4.250% 1/09/32 EUR (e) (j)	200,000	236,085
La Poste SA 5 yr. EURIBOR ICE Swap + 2.679% 5.000% VRN EUR (d) (e) (j) (k) (l)	100,000	121,929
Orange SA 5 yr. EUR Swap + 2.659% 5.375% VRN EUR (d) (e) (j) (k)	100,000	125,717
Veolia Environnement SA 5 yr. EURIBOR ICE Swap + 1.837% 4.322% VRN EUR (d) (e) (j) (k)	200,000	235,276
Viridien 10.000% 10/15/30 (j)	400,000	411,194
Worldline SA
0.875% 6/30/27 EUR (e) (j) (l)	100,000	98,887
5.250% 11/27/29 EUR (e) (j) (l)	200,000	181,758
5.500% 6/10/30 EUR (e) (j) (l)	100,000	90,994
		3,484,241

	Principal Amount	Value
Germany — 2.9%
Bayer AG
5 yr. EUR Swap + 3.108% 3.125% VRN 11/12/79 EUR (d) (e) (j)	$200,000	$231,136
5 yr. EUR Swap + 4.458% 5.375% VRN 3/25/82 EUR (d) (e) (j)	200,000	241,278
5 yr. EUR Swap + 3.896% 7.000% VRN 9/25/83 EUR (d) (e) (j)	200,000	257,450
Dynamo Newco II GmbH 6.250% 10/15/31 EUR (e) (j)	100,000	121,733
Grand City Properties Finance SARL 5 yr. EUR Swap + 3.508% 6.125% VRN EUR (d) (e) (k)	100,000	122,026
Grand City Properties SA 5 yr. EUR Swap + 2.184% 1.500% VRN EUR (d) (e) (j) (k)	300,000	344,435
IHO Verwaltungs GmbH PIK 7.75% , Cash 7.000% 11/15/31 EUR (e) (i) (j)	350,000	444,798
Mahle GmbH 6.500% 5/02/31 EUR (e) (j)	150,000	182,299
Nidda Healthcare Holding GmbH 5.375% 10/23/30 EUR (e) (j)	335,000	399,925
PCF GmbH 4.750% 4/15/29 EUR (e) (j)	250,000	226,589
Progroup AG 5.375% 4/15/31 EUR (e) (j) (l)	200,000	237,093
SGL Carbon SE, Convertible, 5.750% 6/28/28 EUR (e) (j)	200,000	227,222
Techem Verwaltungsgesellschaft 675 GmbH 3 mo. EURIBOR + 3.000% 4.958% FRN 7/15/32 EUR (d) (e) (j)	150,000	177,422
Tele Columbus AG PIK 10.000%, Cash 10.000% 1/01/29 EUR (e) (i) (j)	157,500	124,605
Volkswagen International Finance NV 5 yr. EUR Swap + 2.924% 3.748% VRN EUR (d) (e) (j) (k)	100,000	117,167
Wintershall Dea Finance 2 BV
5 yr. EUR Swap + 3.319% 3.000% VRN EUR (d) (e) (j) (k)	200,000	226,298
5 yr. EURIBOR ICE Swap + 3.940% 6.117% VRN EUR (d) (e) (j) (k)	270,000	331,258
ZF Europe Finance BV 7.000% 6/12/30 EUR (e) (j)	200,000	243,739
		4,256,473

The accompanying notes are an integral part of the financial statements.
31

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Guatemala — 0.1%
Energuate Trust 2 0 6.350% 9/15/35 (j)	$200,000	$201,488
India — 0.1%
Vedanta Resources Finance II PLC 9.850% 4/24/33 (j)	200,000	203,519
Indonesia — 0.3%
Medco Maple Tree Pte. Ltd. 8.960% 4/27/29 (j)	400,000	417,068
Ireland — 0.8%
eircom Finance DAC 5.000% 4/30/31 EUR (e) (j)	200,000	240,509
Energia Group Roi Financeco DAC 6.875% 7/31/28 EUR (e) (j)	350,000	425,303
GGAM Finance Ltd.
5.875% 3/15/30 (j)	221,000	223,762
8.000% 2/15/27 (j)	200,000	204,693
		1,094,267
Italy — 0.9%
Cerved Group SpA 3 mo. EURIBOR + 5.250% 7.264% FRN 2/15/29 EUR (d) (e) (j)	199,000	214,225
Engineering - Ingegneria Informatica - SpA
8.625% 2/15/30 EUR (e) (j)	100,000	126,475
11.125% 5/15/28 EUR (e) (j)	200,000	250,220
Fedrigoni SpA 6.125% 6/15/31 EUR (e) (j) (l)	100,000	116,702
Fibercop SpA
5.125% 6/30/32 EUR (e) (j)	160,000	190,931
6.375% 11/15/33 (j)	250,000	248,120
TeamSystem SpA 5.000% 7/01/31 EUR (e) (j)	110,000	130,954
		1,277,627
Jamaica — 0.1%
Digicel International Finance Ltd./Difl US LLC 8.625% 8/01/32 (j)	200,000	205,637
Luxembourg — 1.1%
Albion Financing 1 SARL/Aggreko Holdings, Inc. 5.375% 5/21/30 EUR (e) (j)	100,000	121,792
Cidron Aida Finco SARL 9.125% 10/27/31 GBP (e) (j)	270,000	368,947

	Principal Amount	Value
INEOS Finance PLC 6.375% 4/15/29 EUR (e) (j)	$200,000	$232,535
ION PLATFORM FINANCE SAR
6.500% 9/30/30 EUR (e) (m)	100,000	117,405
6.875% 9/30/32 EUR (e) (m)	100,000	117,405
Luna 1.5 SARL 10.500% 7/01/32 EUR (e) (i) (j)	133,000	161,813
Luna 2 5SARL 5.500% 7/01/32 EUR (e) (j)	100,000	119,445
PLT VII Finance SARL
3 mo. EURIBOR + 3.500% 5.514% FRN 6/15/31 EUR (d) (e) (j)	100,000	117,695
6.000% 6/15/31 EUR (e) (j)	150,000	183,227
Summer BC Holdco B SARL 5.875% 2/15/30 EUR (e) (j)	100,000	114,671
		1,654,935
Macau — 0.4%
MGM China Holdings Ltd. 7.125% 6/26/31 (j)	300,000	316,496
Wynn Macau Ltd. 6.750% 2/15/34 (j)	200,000	202,751
		519,247
Mexico — 0.7%
Petroleos Mexicanos
6.700% 2/16/32	647,000	641,179
7.690% 1/23/50	250,000	227,304
Saavi Energia SARL 8.875% 2/10/35 (j)	200,000	215,240
		1,083,723
Morocco — 0.1%
OCP SA 6.700% 3/01/36 (j)	200,000	214,165
Netherlands — 0.5%
Odido Group Holding BV 5.500% 1/15/30 EUR (e) (j)	150,000	177,383
Sunrise FinCo I BV 4.625% 5/15/32 EUR (e) (j)	200,000	237,960
Trivium Packaging Finance BV 6.625% 7/15/30 EUR (e) (j)	140,000	172,785
Veon Midco BV 3.375% 11/25/27 (j)	200,000	187,417
		775,545
Norway — 0.2%
Var Energi ASA 5 yr. EURIBOR ICE Swap + 4.765% 7.862% VRN 11/15/83 EUR (d) (e) (j)	200,000	260,369

The accompanying notes are an integral part of the financial statements.
32

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Peru — 0.2%
Banco BBVA Peru SA 5 yr. CMT + 2.002% 6.200% VRN 6/07/34 (d) (j)	$300,000	$311,370
Portugal — 0.3%
EDP SA 5 yr. EURIBOR ICE Swap + 2.239% 4.500% VRN 5/27/55 EUR (d) (e) (j)	400,000	475,193
Puerto Rico — 0.1%
LCPR Senior Secured Financing DAC 6.750% 10/15/27 (j)	200,000	119,753
Russia — 0.0%
Sovcombank, 5 yr. CMT + 6.380%, 7.750% (b) (c) (f) (j) (k)	500,000	—
Slovenia — 0.1%
United Group BV 6.500% 10/31/31 EUR (e) (j)	150,000	178,333
South Africa — 0.1%
Bidvest Group UK PLC 6.200% 9/17/32 (j)	200,000	201,288
Spain — 0.7%
Anarafe SL 14.782% 12/31/26 EUR (e) (j)	106,934	104,203
Cellnex Telecom SA, Convertible, 0.750% 11/20/31 EUR (e) (j)	200,000	212,077
Grifols SA 7.125% 5/01/30 EUR (e) (j)	130,000	160,773
Telefonica Europe BV
8 yr. EURIBOR ICE Swap + 3.121% 5.752% VRN EUR (d) (e) (j) (k)	200,000	248,701
7 yr. EUR Swap + 3.347% 6.135% VRN EUR (d) (e) (j) (k)	200,000	253,307
		979,061
Sweden — 0.2%
Intrum Investments & Financing AB
7.750% 9/11/27 EUR (e)	90,199	97,691
8.500% 9/11/30 EUR (e) (j)	144,318	147,512
		245,203
Switzerland — 0.4%
Consolidated Energy Finance SA
5.625% 10/15/28 (j)	150,000	124,949
6.500% 5/15/26 (j)	300,000	291,979

	Principal Amount	Value
Dufry One BV 4.500% 5/23/32 EUR (e) (j)	$160,000	$193,025
		609,953
Tanzania, United Republic Of — 0.3%
HTA Group Ltd. 7.500% 6/04/29 (j)	367,000	380,661
Thailand — 0.1%
GC Treasury Center Co. Ltd. 5 yr. CMT + 3.162% 7.125% VRN (d) (j) (k)	200,000	206,635
Turkey — 0.7%
Turkcell Iletisim Hizmetleri AS 7.650% 1/24/32 (j)	200,000	209,041
Turkiye Garanti Bankasi AS 5 yr. CMT + 4.090% 8.375% VRN 2/28/34 (d) (j)	220,000	227,565
Ulker Biskuvi Sanayi AS 7.875% 7/08/31 (j)	222,000	231,315
WE Soda Investments Holding PLC 9.500% 10/06/28 (j)	306,000	296,114
		964,035
United Kingdom — 5.0%
BCP V Modular Services Finance PLC 6.750% 11/30/29 EUR (e) (j) (l)	150,000	132,030
British Telecommunications PLC 5 yr. U.K. Government Bond + 2.282% 6.375% VRN 12/03/55 GBP (d) (e) (j)	180,000	246,385
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC
5.625% 2/15/32 EUR (e) (j)	120,000	146,620
6.375% 2/15/32 (j)	200,000	204,986
Centrica PLC 5 yr. U.K. Government Bond + 2.512% 6.500% VRN 5/21/55 GBP (d) (e) (j)	200,000	275,368
CPUK Finance Ltd. 7.875% 8/28/29 GBP (e) (j)	100,000	140,633
Froneri Lux FinCo SARL 4.750% 8/01/32 EUR (e) (j)	100,000	118,439
Heathrow Finance PLC 6.625% 3/01/31 GBP (e) (j)	350,000	472,967
House of Fraser Funding PLC 1.000% 9/15/20 GBP (e) (f) (j) (n)	150,000	101

The accompanying notes are an integral part of the financial statements.
33

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
INEOS Quattro Finance 2 PLC 6.750% 4/15/30 EUR (e) (j)	$200,000	$220,060
Macquarie Airfinance Holdings Ltd. 8.125% 3/30/29 (j)	139,000	144,701
Ocado Group PLC
Convertible, 0.750% 1/18/27 GBP (e) (j)	200,000	244,099
Convertible, 6.250% 8/06/29 GBP (e) (j)	200,000	242,302
10.500% 8/08/29 GBP (e) (j)	270,000	362,413
Pinewood Finco PLC 6.000% 3/27/30 GBP (e) (j)	150,000	202,898
Sherwood Financing PLC 7.625% 12/15/29 EUR (e) (j) (l)	200,000	226,156
Travelex Financing PLC, (Acquired 1/13/20, Cost $1,178,955), 8.000% 5/15/22 EUR (e) (f) (g) (j) (n)	1,050,000	4,623
Travelex Issuerco 2 PLC, (Acquired 5/07/24-8/05/25, Cost $2,572,384), PIK 3.000% , Cash 3.010% 3/31/29 GBP (c) (e) (g) (i) (j)	2,033,152	2,707,041
TVL Finance PLC 10.250% 4/28/28 GBP (e) (j)	200,000	272,314
Virgin Media Finance PLC 5.000% 7/15/30 (j)	300,000	278,642
Vmed O2 UK Financing I PLC 4.500% 7/15/31 GBP (e) (j)	200,000	246,090
Vodafone Group PLC
5 yr. EUR Swap + 3.477% 3.000% VRN 8/27/80 EUR (d) (e) (j)	200,000	226,344
5 yr. EUR Swap + 3.489% 6.500% VRN 8/30/84 EUR (d) (e) (j)	150,000	192,293
		7,307,505
United States — 19.1%
AdaptHealth LLC 5.125% 3/01/30 (j)	200,000	190,725
ADT Security Corp. 4.875% 7/15/32 (j)	350,000	338,956
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.750% 4/15/28 (j)	150,000	152,659
7.000% 1/15/31 (j)	251,000	259,340
Alpha Generation LLC 6.750% 10/15/32 (j)	190,000	196,135

	Principal Amount	Value
AmWINS Group, Inc. 6.375% 2/15/29 (j)	$183,000	$186,721
AS Mileage Plan IP Ltd.
5.021% 10/20/29 (j)	150,000	150,078
5.308% 10/20/31 (j)	150,000	149,306
Azorra Finance Ltd. 7.250% 1/15/31 (j)	122,000	127,038
B&G Foods, Inc. 8.000% 9/15/28 (j)	350,000	339,119
Boost Newco Borrower LLC 7.500% 1/15/31 (j)	200,000	212,179
CACI International, Inc. 6.375% 6/15/33 (j)	61,000	62,925
Carvana Co. 9.000% 6/01/31 (j)	321,000	363,445
CCO Holdings LLC/CCO Holdings Capital Corp. 4.250% 2/01/31 (j)	325,000	299,400
Celanese US Holdings LLC 6.879% STEP 7/15/32	350,000	357,634
CHS/Community Health Systems, Inc. 10.875% 1/15/32 (j)	300,000	317,729
Clarios Global LP/Clarios US Finance Co. 6.750% 2/15/30 (j)	217,000	224,163
Clear Channel Outdoor Holdings, Inc. 7.125% 2/15/31 (j)	162,000	167,452
Cloud Software Group, Inc. 6.500% 3/31/29 (j)	200,000	201,804
Clydesdale Acquisition Holdings, Inc. 8.750% 4/15/30 (j)	180,000	184,904
CMG Media Corp. 8.875% 6/18/29 (j)	250,000	229,605
CommScope LLC 7.125% 7/01/28 (j)	150,000	150,551
Consolidated Communications, Inc. 6.500% 10/01/28 (j)	400,000	406,500
CSC Holdings LLC 4.625% 12/01/30 (j)	300,000	105,254
CVR Energy, Inc.
5.750% 2/15/28 (j)	150,000	147,694
8.500% 1/15/29 (j)	150,000	153,309
DISH Network Corp. 11.750% 11/15/27 (j)	250,000	264,564

The accompanying notes are an integral part of the financial statements.
34

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
EchoStar Corp.
PIK 6.750%, Cash 6.750% 11/30/30 (i)	$155,568	$160,383
10.750% 11/30/29	250,000	275,042
Edison International 5 yr. CMT + 3.864% 8.125% VRN 6/15/53 (d)	188,000	192,137
Embecta Corp. 5.000% 2/15/30 (j)	350,000	331,439
Energizer Holdings, Inc. 4.375% 3/31/29 (j)	400,000	383,624
Enpro, Inc. 6.125% 6/01/33 (j)	200,000	204,409
ESC Briggs & Stratton, Inc. 6.875% 12/15/49 (b) (c) (f)	514,000	—
Focus Financial Partners LLC 6.750% 9/15/31 (j)	436,000	446,515
Full House Resorts, Inc. 8.250% 2/15/28 (j)	450,000	417,624
Genesee & Wyoming, Inc. 6.250% 4/15/32 (j) (l)	208,000	211,358
Genesis Energy LP/Genesis Energy Finance Corp. 8.000% 5/15/33	250,000	261,487
GFL Environmental, Inc. 6.750% 1/15/31 (j)	200,000	209,284
Global Partners LP/GLP Finance Corp.
7.125% 7/01/33 (j)	35,000	35,874
8.250% 1/15/32 (j)	142,000	149,762
Goat Holdco LLC 6.750% 2/01/32 (j)	18,000	18,450
GrubHub Holdings, Inc. 13.000% 7/31/30 (j) (l)	84,197	84,162
HAT Holdings I LLC/HAT Holdings II LLC 8.000% 6/15/27 (j)	200,000	208,217
Herbalife Ltd., Convertible, 4.250% 6/15/28	536,000	495,532
Hilcorp Energy I LP/Hilcorp Finance Co. 6.000% 4/15/30 (j)	200,000	196,549
Hilton Domestic Operating Co., Inc. 5.750% 9/15/33 (j)	185,000	187,470
HLF Financing SARL LLC/Herbalife International, Inc. 12.250% 4/15/29 (j)	200,000	216,960
Inversion Escrow Issuer LLC 6.750% 8/01/32 (j)	300,000	295,534
ION Platform Finance US, Inc. 7.875% 9/30/32 (j) (m)	250,000	248,357

	Principal Amount	Value
Iron Mountain, Inc. 5.000% 7/15/28 (j)	$300,000	$298,195
ITT Holdings LLC 6.500% 8/01/29 (j)	400,000	393,254
JB Poindexter & Co., Inc. 8.750% 12/15/31 (j)	103,000	107,877
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL 3.750% 12/01/31	150,000	141,704
Jefferson Capital Holdings LLC 8.250% 5/15/30 (j)	226,000	236,356
9.500% 2/15/29 (j)	150,000	157,983
JetBlue Airways Corp./JetBlue Loyalty LP 9.875% 9/20/31 (j)	150,000	152,141
JH North America Holdings, Inc.
5.875% 1/31/31 (j)	35,000	35,536
6.125% 7/31/32 (j)	36,000	36,874
Level 3 Financing, Inc. 7.000% 3/31/34 (j)	147,000	149,544
LifePoint Health, Inc.
10.000% 6/01/32 (j)	350,000	367,486
11.000% 10/15/30 (j)	250,000	275,539
Lightning Power LLC 7.250% 8/15/32 (j)	250,000	264,679
Mauser Packaging Solutions Holding Co. 9.250% 4/15/27 (j)	300,000	300,686
McGraw-Hill Education, Inc. 7.375% 9/01/31 (j)	215,000	223,374
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.875% 5/01/29 (j)	200,000	194,420
Molina Healthcare, Inc. 6.250% 1/15/33 (j)	200,000	202,222
NCL Corp. Ltd.
6.250% 3/01/30 (j)	219,000	221,783
6.750% 2/01/32 (j)	106,000	109,014
Neogen Food Safety Corp. 8.625% 7/20/30 (j)	213,000	222,738
Newell Brands, Inc.
6.375% 5/15/30	190,000	188,251
6.625% 9/15/29	150,000	150,857
6.625% 5/15/32 (l)	150,000	148,036
7.000% STEP 4/01/46	100,000	88,120
8.500% 6/01/28 (j)	74,000	78,272
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.125% 2/15/29 (j)	83,000	85,101
8.375% 2/15/32 (j)	247,000	253,088

The accompanying notes are an integral part of the financial statements.
35

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Olympus Water US Holding Corp. 4.250% 10/01/28 (j)	$210,000	$201,944
OneMain Finance Corp. 3.875% 9/15/28	400,000	384,427
OneSky Flight LLC 8.875% 12/15/29 (j)	200,000	210,311
Organon & Co./Organon Foreign Debt Co-Issuer BV 5.125% 4/30/31 (j)	200,000	175,210
Paradigm Parent LLC & Paradigm Parent Co-Issuer, Inc. 8.750% 4/17/32 (j)	139,000	135,004
Parsons Corp. 2.625% 3/01/29	97,000	110,580
Performance Food Group, Inc. 6.125% 9/15/32 (j)	202,000	206,911
Perrigo Finance Unlimited Co. 6.125% 9/30/32	250,000	251,676
PG&E Corp.
5.000% 7/01/28	150,000	148,612
5.250% 7/01/30	150,000	147,922
Phinia, Inc. 6.625% 10/15/32 (j)	297,000	306,098
Pike Corp. 8.625% 1/31/31 (j)	300,000	321,824
PRA Group, Inc. 8.375% 2/01/28 (j)	290,000	296,615
Prime Security Services Borrower LLC/Prime Finance, Inc. 6.250% 1/15/28 (j)	200,000	199,825
PROG Holdings, Inc. 6.000% 11/15/29 (j)	250,000	245,520
QXO Building Products, Inc. 6.750% 4/30/32 (j)	229,000	237,106
Radiology Partners, Inc.
8.500% 7/15/32 (j)	277,000	286,650
PIK 9.781%, Cash 9.781% 2/15/30 (i) (j)	440,079	430,370
Raven Acquisition Holdings LLC 6.875% 11/15/31 (j)	205,000	210,672
Resideo Funding, Inc. 6.500% 7/15/32 (j)	200,000	204,981
RHP Hotel Properties LP/RHP Finance Corp. 6.500% 6/15/33 (j)	101,000	104,019
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp. 6.250% 10/15/30 (j) (m)	84,000	84,749

	Principal Amount	Value
Rocket Cos., Inc. 6.125% 8/01/30 (j)	$65,000	$66,711
6.375% 8/01/33 (j)	65,000	67,087
Royal Caribbean Cruises Ltd. 5.500% 8/31/26 (j)	300,000	301,252
Sabre GLBL, Inc. Convertible, 7.320% 8/01/26	200,000	201,500
10.750% 11/15/29 (j)	54,000	52,186
Service Properties Trust
4.950% 2/15/27	225,000	224,151
8.875% 6/15/32	150,000	150,843
Sunoco LP
5.625% 3/15/31 (j)	135,000	134,004
5.875% 3/15/34 (j)	53,000	52,541
Surgery Center Holdings, Inc. 7.250% 4/15/32 (j)	200,000	205,449
Talen Energy Supply LLC 8.625% 6/01/30 (j)	500,000	530,769
Team Health Holdings, Inc.
8.375% 6/30/28 (j)	141,000	144,032
PIK 4.500% , Cash 13.500% 6/30/28 (i) (j)	304,500	328,860
TransDigm, Inc. 6.750% 8/15/28 (j)	350,000	356,671
Trident TPI Holdings, Inc. 12.750% 12/31/28 (j)	201,000	214,316
UKG, Inc. 6.875% 2/01/31 (j)	259,000	267,245
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
6.500% 2/15/29 (j)	300,000	281,741
8.625% 6/15/32 (j) (l)	200,000	191,070
10.500% 2/15/28 (j)	118,000	124,278
Uniti Group, Inc., Convertible, 7.500% 12/01/27	120,000	129,352
US Foods, Inc. 5.750% 4/15/33 (j)	300,000	301,571
Venture Global LNG, Inc.
7.000% 1/15/30 (j) (l)	250,000	258,691
9.875% 2/01/32 (j)	250,000	272,181
Venture Global Plaquemines LNG LLC 6.500% 1/15/34 (j)	98,000	103,160
Vibrantz Technologies, Inc. 9.000% 2/15/30 (j)	238,000	134,470
Voyager Parent LLC 9.250% 7/01/32 (j)	150,000	158,624
Watco Cos. LLC/Watco Finance Corp. 7.125% 8/01/32 (j)	317,000	328,117

The accompanying notes are an integral part of the financial statements.
36

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
WBI Operating LLC
6.250% 10/15/30 (j) (m)	$75,000	$75,000
6.500% 10/15/33 (j) (m)	75,000	75,000
Weatherford International Ltd. 6.750% 10/15/33 (j) (m)	68,000	68,047
Wilsonart LLC 11.000% 8/15/32 (j)	200,000	194,690
Windstream Services LLC/Windstream Escrow Finance Corp. 8.250% 10/01/31 (j)	250,000	258,969
XPLR Infrastructure Operating Partners LP
8.375% 1/15/31 (j) (l)	122,000	127,856
8.625% 3/15/33 (j)	129,000	135,281
Zayo Group Holdings, Inc. 9.250% 3/09/30 (j)	620	594
		27,669,823
Uzbekistan — 0.2%
Uzbek Industrial & Construction Bank ATB 8.950% 7/24/29 (j)	200,000	216,625
Zambia — 0.4%
First Quantum Minerals Ltd.
7.250% 2/15/34 (j) (l)	281,000	290,541
9.375% 3/01/29 (j)	245,000	259,657
		550,198
TOTAL CORPORATE DEBT (Cost $59,707,197)		59,422,523
Non-U.S. Government Agency Obligations — 6.1%
Cayman Islands — 3.5%
Diameter Capital CLO 9 Ltd., Series 2025-9A, Class E, 3 mo. USD Term SOFR + 4.700% 9.026% FRN 4/20/38 (d) (j)	750,000	750,691
Elmwood CLO 39 Ltd., Series 2025-2A, Class E1, 3 mo. USD Term SOFR + 4.400% 8.684% FRN 4/17/38 (d) (j)	750,000	749,878
Madison Park Funding XIII Ltd., Series 2014-13A, Class SUB, 7.790% VRN 4/19/30 (d) (j) (o)	500,000	24,969

	Principal Amount	Value
Magnetite VII Ltd., Series 2012-7A, Class SUB, (Acquired 5/16/18, Cost $1,854,207) 5.000% VRN 1/15/28 (d) (g) (j) (o)	$2,000,000	$94,178
Octagon 74 Ltd., Series 2025-2A, Class E, 3 mo. USD Term SOFR + 5.100% 9.432% FRN 4/22/38 (d) (j)	1,000,000	1,002,755
RR 20 Ltd., Series 2022-20A, Class DR, 3 mo. USD Term SOFR + 4.500% 8.818% FRN 7/15/37 (d) (j)	1,500,000	1,480,684
Texas Debt Capital CLO Ltd., Series 2025-1A, Class E, 3 mo. USD Term SOFR + 4.500% 8.760% FRN 4/24/38 (d) (j)	1,000,000	1,003,856
		5,107,011
Ireland — 2.0%
Bain Capital Euro CLO DAC, Series 2021-2A, Class E, 3 mo. EURIBOR + 6.220% 8.262% FRN 7/17/34 EUR (d) (e) (j)	800,000	937,021
BlackRock European CLO VII DAC, Series 7X, Class E, 3 mo. EURIBOR + 5.170% 7.196% FRN 10/15/31 EUR (d) (e) (j)	725,000	857,841
Tymon Park CLO DAC, Series 1A, Class DRR, 3 mo. EURIBOR + 6.160% 8.184% FRN 7/21/34 EUR (d) (e) (j)	1,000,000	1,192,523
		2,987,385
United Kingdom — 0.6%
Canyon Capital CLO Ltd., Series 2022-2A, Class ER, 3 mo. USD Term SOFR + 4.750% 9.068% FRN 4/15/38 (d) (j)	825,000	816,658
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $11,038,474)		8,911,054

The accompanying notes are an integral part of the financial statements.
37

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Sovereign Debt Obligations — 0.2%
Uzbekistan — 0.2%
National Bank of Uzbekistan 8.500% 7/05/29 (j)	$300,000	$322,062
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $297,642)		322,062
TOTAL BONDS & NOTES (Cost $133,911,098)		130,718,131

	Number of Shares
Warrants — 0.0%
United Kingdom — 0.0%
Travelex Topco Ltd., Expires 8/18/21 (a)	837	563
TOTAL WARRANTS (Cost $0)		563
Rights — 0.0%
United Kingdom — 0.0%
Innovation Group PLC (a) (b) (c)	21,315	—
Innovation Group PLC (a) (b) (c)	83,667	—
		—
TOTAL RIGHTS (Cost $0)		—
Exchange-Traded Funds — 2.0%
iShares Broad USD High Yield Corporate Bond ETF	75,500	2,852,390
TOTAL EXCHANGE-TRADED FUNDS (Cost $2,826,475)		2,852,390
TOTAL LONG-TERM INVESTMENTS (Cost $137,319,601)		133,857,463
Short-Term Investments — 9.4%
Investment of Cash Collateral from Securities Loaned — 1.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.166% (p)	2,588,084	2,588,084

	Principal Amount	Value
Repurchase Agreement — 7.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/25, 2.500%, due 10/01/25 (q)	$11,047,535	$11,047,535
TOTAL SHORT-TERM INVESTMENTS (Cost $13,635,619)		13,635,619
TOTAL INVESTMENTS — 101.6% (Cost $150,955,220) (r)		147,493,082
Other Assets/(Liabilities) — (1.6)%		(2,312,432)
NET ASSETS — 100.0%		$145,180,650

Abbreviation Legend

CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
ETF	Exchange-Traded Fund
EURIBOR	Euro Inter-Bank Offered Rate
FRN	Floating Rate Note
ICE	Inter-Continental Exchange
PIK	Payment in kind
SOFR	Secured Overnight Financing Rate
STEP	Step Coupon Bond
VRN	Variable Rate Note
Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2025, these securities amounted to a value of $215,709 or 0.15% of net assets.

(c)	Investment is valued using significant unobservable inputs.
(d)
Floating rate or variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(f)
Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At September 30, 2025, these securities amounted to a value of $4,980 or 0.00% of net assets.

The accompanying notes are an integral part of the financial statements.
38

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)
Notes to Portfolio of Investments (Continued)
(g)
Restricted security. Certain securities are restricted to resale. At September 30, 2025, these securities amounted to a value of $3,558,509 or 2.45% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(h)	All or a portion of the security represents unsettled bank loan commitments at September 30, 2025, where the rate will be determined at time of settlement.
(i)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At September 30, 2025, the aggregate market value of these securities amounted to $62,217,083 or 42.85% of net assets.

(k)	Security is perpetual and has no stated maturity date.
(l)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2025, was $2,694,029 or 1.86% of net assets. The Fund received $159,695 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).
(m)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(n)	The maturity date of the security has been extended past the date disclosed. The new maturity date is not available as of September 30, 2025.
(o)
Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at September 30, 2025.

(p)	Represents investment of security lending cash collateral and 7-day effective yield as of September 30, 2025. (Note 2).
(q)
Maturity value of $11,048,302. Collateralized by U.S. Government Agency obligations with a rate of 3.750%, maturity date of 4/30/27, and an aggregate market value, including accrued interest, of $11,268,622.

(r)	See Note 6 for aggregate cost for federal tax purposes.
Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Barclays Bank PLC*	10/22/25	USD	97,070	CAD	133,156	$1,295
Barclays Bank PLC*	10/22/25	USD	130,251	NOK	1,271,040	2,870
Canadian Imperial Bank of Commerce*	10/22/25	USD	38,843,088	EUR	32,667,406	443,186
Goldman Sachs International*	10/22/25	NOK	105,920	USD	10,643	(28)
JP Morgan Chase Bank N.A.*	10/22/25	USD	6,416,422	GBP	4,696,791	99,003
						$546,326

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
Euro-BOBL	12/08/25	26	$3,602,955	$(6,767)
U.S. Treasury Note 5 Year	12/31/25	44	4,799,575	5,019
				$(1,748)

*	Contracts are subject to a master netting agreement or similar agreement.
Currency Legend

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
NOK	Norwegian Krone
USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.
39

MassMutual Funds

Statements of Assets and Liabilities
September 30, 2025

	MassMutual Clinton Limited Term Municipal Fund	MassMutual Clinton Municipal Fund
Assets:
Investments, at value (Note 2) (a)	$54,455,286	$61,030,903
Repurchase agreements, at value (Note 2) (b)	734,102	—
Total investments (c)	55,189,388	61,030,903
Cash	—	84,885
Foreign currency, at value (d)	—	—
Receivables from:
Investments sold
Regular delivery	—	—
Fund shares sold	—	—
Investment adviser (Note 3)	8,433	8,091
Variation margin on open derivative instruments (Note 2)	—	—
Interest and dividends	626,621	669,634
Foreign tax reclaims	—	—
Prepaid expenses	13,354	13,579
Open forward contracts (Note 2)	—	—
Cash collateral pledged for open derivatives (Note 2)	—	—
Unrealized appreciation on:
Unfunded bank loan commitments (Note 2)	—	—
Total assets	55,837,796	61,807,092
Liabilities:
Payables for:
Investments purchased
Regular delivery	277,222	277,222
Delayed delivery	1,128,540	—
Distributions (Note 2)	4,856	28,989
Fund shares redeemed	—	—
Trustees’ fees and expenses (Note 3)	—	—
Affiliates (Note 3):
Administration fees	6,344	7,274
Investment advisory fees	11,122	18,562
Distribution fees	63	62
Open forward contracts (Note 2)	—	—
Cash collateral held for securities on loan (Note 2)	—	—
Cash collateral held for open derivatives (Note 2)	—	—
Commitments and Contingencies (Note 2)	—	—
Accrued expense and other liabilities	96,485	95,201
Total liabilities	1,524,632	427,310
Net assets	$54,313,164	$61,379,782
Net assets consist of:
Paid-in capital	$54,473,314	$62,559,810
Accumulated earnings (loss)	(160,150)	(1,180,028)
Net assets	$54,313,164	$61,379,782
(a) Cost of investments:	$54,294,207	$61,686,564
(b) Cost of repurchase agreements:	$734,102	$—
(c) Securities on loan with market value of:	$—	$—
(d) Cost of foreign currency:	$—	$—

The accompanying notes are an integral part of the financial statements.
40

MassMutual Clinton Municipal Credit Opportunities Fund	MassMutual Global Floating Rate Fund	MassMutual Global Credit Income Opportunities Fund

$48,663,333	$124,601,520	$136,445,547
—	2,820,103	11,047,535
48,663,333	127,421,623	147,493,082
62,518	268,956	341,463
—	2,116,687	1,397,589

—	574,446	1,881,969
—	77,480	3,901
9,117	37,185	41,124
—	—	2,337
625,863	1,258,338	1,856,250
—	—	94,360
13,354	14,362	13,977
—	511,950	546,354
—	140,000	194,000

—	4,524	3,535
49,374,185	132,425,551	153,869,941

—	3,137,706	3,930,405
—	—	785,168
—	10,304	41,514
—	147,977	585,189
—	114	74

6,099	18,576	24,559
20,486	74,085	95,118
122	15,651	63,880
—	55	28
—	—	2,588,084
—	—	420,000
—	—	—
95,711	168,151	155,272
122,418	3,572,619	8,689,291
$49,251,767	$128,852,932	$145,180,650

$51,696,457	$170,521,758	$185,837,922
(2,444,690)	(41,668,826)	(40,657,272)
$49,251,767	$128,852,932	$145,180,650
$49,690,859	$129,037,296	$139,907,685
$—	$2,820,103	$11,047,535
$—	$—	$2,694,029
$—	$2,119,894	$1,394,297

The accompanying notes are an integral part of the financial statements.
41

MassMutual Funds (Continued)

Statements of Assets and Liabilities
September 30, 2025

	MassMutual Clinton Limited Term Municipal Fund	MassMutual Clinton Municipal Fund
Class I shares:
Net assets	$50,771,129	$49,912,091
Shares outstanding (a)	5,096,172	5,110,676
Net asset value, offering price and redemption price per share	$9.96	$9.77
Class Y shares:
Net assets	$3,440,381	$11,367,599
Shares outstanding (a)	345,348	1,163,242
Net asset value, offering price and redemption price per share	$9.96	$9.77
Class A shares:
Net assets	$101,654	$100,092
Shares outstanding (a)	10,204	10,249
Net asset value and redemption price per share	$9.96	$9.77
Maximum Offering price per share (100/[100-maximum sales charge] of net asset value)	$10.22	$10.02
Class C shares:
Net assets
Shares outstanding (a)
Net asset value, offering price and redemption price per share

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.
42

MassMutual Clinton Municipal Credit Opportunities Fund	MassMutual Global Floating Rate Fund	MassMutual Global Credit Income Opportunities Fund

$48,851,228	$28,264,748	$3,460,288
5,135,890	3,302,315	448,169
$9.51	$8.56	$7.72

$199,011	$86,948,004	$48,977,675
20,917	10,160,618	6,338,638
$9.51	$8.56	$7.73

$201,528	$10,721,430	$89,871,868
21,188	1,254,594	11,638,145
$9.51	$8.55	$7.72
$9.75	$8.93	$8.06

	$2,918,750	$2,870,819
	342,650	371,909
	$8.52	$7.72

The accompanying notes are an integral part of the financial statements.
43

MassMutual Funds (Continued)

Statements of Operations
For the Year Ended September 30, 2025

	MassMutual Clinton Limited Term Municipal Fund	MassMutual Clinton Municipal Fund
Investment income (Note 2):
Dividends	$—	$—
Interest (a)	1,543,694	1,994,373
Securities lending net income	—	—
Total investment income	1,543,694	1,994,373
Expenses (Note 3):
Investment advisory fees	121,206	199,516
Custody and overdraft fees	15,365	16,569
Retail fund fees	1,049	1,049
Audit and tax fees	54,852	54,853
Commitment & Service Expenses	—	—
Legal fees	15,454	15,452
Proxy fees	1,003	1,003
Accounting & Administration fees	27,924	28,582
Shareholder reporting fees	29,128	29,207
Trustees’ fees	4,216	4,661
Registration and filing fees	59,896	61,057
Transfer agent fees	30,242	30,406
	360,335	442,355
Administration fees:
Class Y	833	8,101
Class A	99	98
Class C	—	—
Distribution and Service fees:
Class A	249	245
Class C	—	—
Total expenses	361,516	450,799
Expenses waived (Note 3):
Class I fees reimbursed by adviser	(209,940)	(178,672)
Class Y fees reimbursed by adviser	(3,518)	(29,605)
Class A fees reimbursed by adviser	(420)	(359)
Class C fees reimbursed by adviser	—	—
Net expenses:	147,638	242,163
Net investment income (loss)	1,396,056	1,752,210
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	879	(294,884)
Futures contracts	—	—
Foreign currency transactions	—	—
Forward contracts	—	—
Net realized gain (loss)	879	(294,884)
Net change in unrealized appreciation (depreciation) on:
Investment transactions	(86,363)	(813,866)
Futures contracts	—	—
Unfunded bank loan commitments	—	—
Translation of assets and liabilities in foreign currencies	—	—
Forward contracts	—	—
Net change in unrealized appreciation (depreciation)	(86,363)	(813,866)
Net realized gain (loss) and change in unrealized appreciation (depreciation)	(85,484)	(1,108,750)
Net increase (decrease) in net assets resulting from operations	$1,310,572	$643,460
(a) Net of foreign withholding tax of:	$—	$—

The accompanying notes are an integral part of the financial statements.
44

MassMutual Clinton Municipal Credit Opportunities Fund	MassMutual Global Floating Rate Fund	MassMutual Global Credit Income Opportunities Fund

$—	$—	$48,045
2,039,182	10,263,699	11,627,487
—	—	32,278
2,039,182	10,263,699	11,707,810

232,996	826,873	1,081,054
16,287	33,205	33,635
1,049	12,292	12,157
54,853	105,012	106,274
—	82,259	95,661
15,403	7,576	20,511
1,004	1,740	1,740
27,537	32,710	57,975
28,014	62,141	52,576
4,131	11,449	13,028
59,888	73,266	71,580
31,436	35,101	34,317
472,598	1,283,624	1,580,508

196	58,007	25,172
194	6,300	52,606
—	943	839

485	39,375	219,192
—	31,423	27,969
473,473	1,419,672	1,906,286

(208,787)	(65,743)	(8,198)
(851)	(273,337)	(123,898)
(839)	(46,556)	(216,304)
—	(9,155)	(4,954)
262,996	1,024,881	1,552,932
1,776,186	9,238,818	10,154,878

(790,838)	(1,001,037)	1,358,180
—	—	(234,265)
—	70,853	(164,329)
—	(2,361,767)	(1,777,111)
(790,838)	(3,291,951)	(817,525)

(1,538,731)	113,877	(1,135,224)
—	—	24,035
—	62	3,614
—	(27,379)	(69,261)
—	555,873	623,152
(1,538,731)	642,433	(553,684)
(2,329,569)	(2,649,518)	(1,371,209)
$(553,383)	$6,589,300	$8,783,669
$—	$—	$1,060

The accompanying notes are an integral part of the financial statements.
45

MassMutual Funds (Continued)

Statements of Changes in Net Assets

	MassMutual Clinton Limited Term Municipal Fund
	Year Ended September 30, 2025	Period Ended September 30, 2024+
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$1,396,056	$893,321
Net realized gain (loss)	879	(320,142)
Net change in unrealized appreciation (depreciation)	(86,363)	247,442
Net increase (decrease) in net assets resulting from operations	1,310,572	820,621
Distributions to shareholders (Note 2):
Class I	(1,370,826)	(892,575)
Class Y	(22,312)	(1,727)
Class A	(2,403)	(1,562)
Total distributions	(1,395,541)	(895,864)
Net fund share transactions (Note 5):
Class I	1,146,148	49,800,000
Class Y	3,325,220	100,000
Class A	2,008	100,000
Increase (decrease) in net assets from fund share transactions	4,473,376	50,000,000
Total increase (decrease) in net assets	4,388,407	49,924,757
Net assets
Beginning of year	49,924,757	—
End of year	$54,313,164	$49,924,757

+	Commenced operations on February 1, 2024.

The accompanying notes are an integral part of the financial statements.
46

MassMutual Clinton Municipal Fund		MassMutual Clinton Municipal Credit Opportunities Fund
Year Ended September 30, 2025	Period Ended September 30, 2024+	Year Ended September 30, 2025	Period Ended September 30, 2024+

$1,752,210	$964,681	$1,776,186	$1,082,792
(294,884)	(221,016)	(790,838)	(624,706)
(813,866)	158,205	(1,538,731)	511,205
643,460	901,870	(553,383)	969,291

(1,505,034)	(969,984)	(1,762,775)	(1,078,623)
(243,326)	(2,681)	(6,986)	(3,089)
(2,677)	(1,718)	(6,425)	(2,761)
(1,751,037)	(974,383)	(1,776,186)	(1,084,473)

1,264,053	49,800,000	1,479,800	49,800,000
10,517,945	875,471	6,434	200,986
2,403	100,000	10,976	198,322
11,784,401	50,775,471	1,497,210	50,199,308
10,676,824	50,702,958	(832,359)	50,084,126

50,702,958	—	50,084,126	—
$61,379,782	$50,702,958	$49,251,767	$50,084,126

The accompanying notes are an integral part of the financial statements.
47

MassMutual Funds (Continued)

Statements of Changes in Net Assets

	MassMutual Global Floating Rate Fund*
	Year Ended September 30, 2025	Year Ended September 30, 2024
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$9,238,818	$12,241,356
Net realized gain (loss)	(3,291,951)	(9,460,725)
Net change in unrealized appreciation (depreciation)	642,433	9,147,310
Net increase (decrease) in net assets resulting from operations	6,589,300	11,927,941
Distributions to shareholders (Note 2):
Class I	(1,652,652)	(1,622,913)
Class Y	(5,392,007)	(5,327,917)
Class A	(993,843)	(1,166,988)
Class C	(179,025)	(224,169)
Total distributions	(8,217,527)	(8,341,987)
Tax return of capital:
Class I	(339,105)	(811,350)
Class Y	(1,106,379)	(2,663,611)
Class A	(203,925)	(583,417)
Class C	(36,734)	(112,070)
Total tax return of capital	(1,686,143)	(4,170,448)
Net fund share transactions (Note 5):
Class I	5,343,215	(31,206,213)
Class Y	9,235,421	(29,998,314)
Class A	(9,214,909)	31,634
Class C	(676,812)	(636,260)
Increase (decrease) in net assets from fund share transactions	4,686,915	(61,809,153)
Total increase (decrease) in net assets	1,372,545	(62,393,647)
Net assets
Beginning of year	127,480,387	189,874,034
End of year	$128,852,932	$127,480,387

*	Class L shares were renamed Class A shares on February 1, 2024.

The accompanying notes are an integral part of the financial statements.
48

MassMutual Global Credit Income Opportunities Fund*
Year Ended September 30, 2025	Year Ended September 30, 2024

$10,154,878	$11,487,663
(817,525)	(8,839,477)
(553,684)	12,117,688
8,783,669	14,765,874

(238,736)	(265,735)
(3,597,333)	(3,404,770)
(6,034,461)	(6,823,922)
(170,924)	(212,417)
(10,041,454)	(10,706,844)

(5,125)	(18,254)
(129,551)	(233,882)
(77,230)	(468,753)
(3,670)	(14,592)
(215,576)	(735,481)

243,861	83,989
(3,626,966)	5,015,941
1,524,361	11,131,205
187,341	(294,670)
(1,671,403)	15,936,465
(3,144,764)	19,260,014

148,325,414	129,065,400
$145,180,650	$148,325,414

The accompanying notes are an integral part of the financial statements.
49

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Clinton Limited Term Municipal Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
9/30/25	$9.98	$0.27	$(0.02)	$0.25	$(0.27)	$(0.27)	$9.96	2.59%	$50,771	0.71%	0.29%	2.77%
9/30/24[g]	10.00	0.18	(0.02)	0.16	(0.18)	(0.18)	9.98	1.62%[b]	49,725	0.94%[a]	0.29%[a]	2.72%[a]
Class Y
9/30/25	$9.98	$0.27	$(0.03)	$0.24	$(0.26)	$(0.26)	$9.96	2.49%	$3,440	0.81%	0.39%	2.72%
9/30/24[g]	10.00	0.17	(0.02)	0.15	(0.17)	(0.17)	9.98	1.56%[b]	100	1.04%[a]	0.39%[a]	2.62%[a]
Class A
9/30/25	$9.98	$0.24	$(0.02)	$0.22	$(0.24)	$(0.24)	$9.96	2.24%	$102	1.06%	0.64%	2.42%
9/30/24[g]	10.00	0.16	(0.02)	0.14	(0.16)	(0.16)	9.98	1.39%[b]	100	1.29%[a]	0.64%[a]	2.37%[a]

	Year Ended September 30, 2025	Period Ended September 30, 2024[b]
Portfolio turnover rate	41%	70%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	Fund commenced operations on February 1, 2024.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
50

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Clinton Municipal Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
9/30/25	$9.99	$0.30	$(0.22)	$0.08	$(0.30)	$(0.30)	$9.77	0.86%	$49,912	0.78%	0.41%	3.08%
9/30/24[g]	10.00	0.19	(0.01)	0.18	(0.19)	(0.19)	9.99	1.89%[b]	49,727	1.05%[a]	0.41%[a]	2.94%[a]
Class Y
9/30/25	$9.99	$0.29	$(0.22)	$0.07	$(0.29)	$(0.29)	$9.77	0.77%	$11,368	0.88%	0.51%	3.02%
9/30/24[g]	10.00	0.19	(0.01)	0.18	(0.19)	(0.19)	9.99	1.82%[b]	877	1.15%[a]	0.51%[a]	2.95%[a]
Class A
9/30/25	$9.99	$0.27	$(0.22)	$0.05	$(0.27)	$(0.27)	$9.77	0.50%	$100	1.13%	0.76%	2.73%
9/30/24[g]	10.00	0.17	(0.01)	0.16	(0.17)	(0.17)	9.99	1.65%[b]	100	1.40%[a]	0.76%[a]	2.59%[a]

	Year Ended September 30, 2025	Period Ended September 30, 2024[b]
Portfolio turnover rate	36%	76%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	Fund commenced operations on February 1, 2024.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
51

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Clinton Municipal Credit Opportunities Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
9/30/25	$9.98	$0.35	$(0.47)	$(0.12)	$(0.35)	$(0.35)	$9.51	(1.16)%	$48,851	0.97%	0.54%	3.66%
9/30/24[g]	10.00	0.22	(0.02)	0.20	(0.22)	(0.22)	9.98	2.02%[b]	49,682	1.18%[a]	0.54%[a]	3.31%[a]
Class Y
9/30/25	$9.98	$0.34	$(0.47)	$(0.13)	$(0.34)	$(0.34)	$9.51	(1.26)%	$199	1.07%	0.64%	3.56%
9/30/24[g]	10.00	0.22	(0.03)	0.19	(0.21)	(0.21)	9.98	1.95%[b]	202	1.28%[a]	0.64%[a]	3.30%[a]
Class A
9/30/25	$9.98	$0.32	$(0.47)	$(0.15)	$(0.32)	$(0.32)	$9.51	(1.50)%	$202	1.32%	0.89%	3.31%
9/30/24[g]	10.00	0.20	(0.03)	0.17	(0.19)	(0.19)	9.98	1.78%[b]	200	1.53%[a]	0.89%[a]	3.03%[a]

	Year Ended September 30, 2025	Period Ended September 30, 2024[b]
Portfolio turnover rate	26%	121%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	Fund commenced operations on February 1, 2024.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
52

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Global Floating Rate Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers (including interest expense)[p,q]	Ratio of expenses to average daily net assets after expense waivers (including interest expense)[j,p,q]	Ratio of expenses to average daily net assets after expense waivers (excluding interest expense)[j,q]	Net investment income (loss) to average daily net assets (including interest expense)[p]
Class I*
9/30/25	$8.78	$0.63	$(0.17)	$0.46	$(0.57)	$(0.11)	$(0.68)	$8.56	5.43%	$28,265	1.01%	N/A	0.75%	7.30%
9/30/24	8.82	0.81	(0.05)	0.76	(0.53)	(0.27)	(0.80)	8.78	9.00%	23,567	1.11%	0.75%	0.74%	9.18%
9/30/23	8.45	0.73	0.40	1.13	(0.73)	(0.03)	(0.76)	8.82	13.86%	54,920	0.92%	0.75%	0.73%	8.46%
9/30/22	9.43	0.39	(0.98)	(0.59)	(0.39)	—	(0.39)	8.45	(6.44%)	69,071	0.88%	0.77%	0.77%	4.26%
9/30/21	9.43	0.08	—	0.08	(0.08)	—	(0.08)	9.43	0.90%[b]	72,615	0.90%[a]	N/A	0.75%[a]	3.39%[a]
6/30/21	8.58	0.38	0.83	1.21	(0.36)	—	(0.36)	9.43	14.19%	64,969	0.92%	N/A	0.75%	4.15%
Class Y*
9/30/25	$8.78	$0.63	$(0.17)	$0.46	$(0.57)	$(0.11)	$(0.68)	$8.56	5.44%	$86,948	1.08%	N/A	0.75%	7.32%
9/30/24	8.81	0.79	(0.02)	0.77	(0.53)	(0.27)	(0.80)	8.78	9.10%	79,948	1.18%	0.75%	0.73%	8.95%
9/30/23	8.44	0.72	0.40	1.12	(0.72)	(0.03)	(0.75)	8.81	13.86%	110,308	0.98%	0.75%	0.73%	8.37%
9/30/22	9.42	0.38	(0.97)	(0.59)	(0.39)	—	(0.39)	8.44	(6.45%)	194,665	0.94%	0.77%	0.77%	4.12%
9/30/21	9.42	0.08	—	0.08	(0.08)	—	(0.08)	9.42	0.89%[b]	293,545	0.93%[a]	N/A	0.75%[a]	3.39%[a]
6/30/21	8.58	0.37	0.83	1.20	(0.36)	—	(0.36)	9.42	14.19%	256,020	0.95%	N/A	0.75%	4.08%
Class A*
9/30/25	$8.76	$0.62	$(0.17)	$0.45	$(0.55)	$(0.11)	$(0.66)	$8.55	5.28%	$10,721	1.30%	N/A	1.00%	7.11%
9/30/24[g]	8.79	0.76	(0.02)	0.74	(0.51)	(0.26)	(0.77)	8.76	8.83%	20,286	1.40%	1.00%	0.98%	8.69%
9/30/23	8.42	0.69	0.41	1.10	(0.71)	(0.02)	(0.73)	8.79	13.61%	20,319	1.20%	1.00%	0.99%	8.02%
9/30/22	9.41	0.36	(0.98)	(0.62)	(0.37)	—	(0.37)	8.42	(6.76%)	46,797	1.17%	1.02%	1.02%	3.99%
9/30/21	9.40	0.07	0.01	0.08	(0.07)	—	(0.07)	9.41	0.83%[b]	53,368	1.20%[a]	N/A	1.00%[a]	3.13%[a]
6/30/21	8.56	0.36	0.81	1.17	(0.33)	—	(0.33)	9.40	13.90%	45,630	1.25%	N/A	1.00%	3.93%
Class C*
9/30/25	$8.74	$0.55	$(0.18)	$0.37	$(0.48)	$(0.11)	$(0.59)	$8.52	4.38%	$2,919	2.04%	N/A	1.75%	6.34%
9/30/24	8.76	0.69	(0.00)[d]	0.69	(0.47)	(0.24)	(0.71)	8.74	8.14%	3,679	2.14%	1.75%	1.73%	7.92%
9/30/23	8.40	0.64	0.39	1.03	(0.65)	(0.02)	(0.67)	8.76	12.64%	4,327	1.95%	1.75%	1.73%	7.45%
9/30/22	9.37	0.29	(0.96)	(0.67)	(0.30)	—	(0.30)	8.40	(7.35%)	5,795	1.93%	1.77%	1.77%	3.21%
9/30/21	9.37	0.06	(0.01)	0.05	(0.05)	—	(0.05)	9.37	0.64%[b]	6,766	1.99%[a]	N/A	1.75%[a]	2.39%[a]
6/30/21	8.53	0.29	0.81	1.10	(0.26)	—	(0.26)	9.37	13.08%	6,714	2.05%	N/A	1.75%	3.20%

	Year Ended September 30				Period Ended September 30, 2021b,*	Year Ended June 30, 2021
	2025	2024	2023	2022
Portfolio turnover rate	41%	61%	20%	40%	9%	43%

*
On December 13, 2021, the Barings Global Floating Rate Fund (the “Predecessor Fund”) was reorganized into the MassMutual Global Floating Rate Fund (the “Fund”) and shareholders of the Predecessor Fund received a proportional distribution of the same class of shares, or Class L shares in the case of Class A shares, of the Fund. Information shown prior to December 13, 2021 is that of the Predecessor Fund, and is that of the Fund after December 13, 2021. The Predecessor Fund changed its fiscal year end to September 30th prior to the reorganization.

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	Class L shares were renamed Class A shares on February 1, 2024.
j	Computed after giving effect to agreements by MML Advisers and Barings LLC to waive certain fees and expenses of the Fund and the Predecessor Fund (Note 1), respectively.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
p	Interest expense incurred as a result of entering into line of credit transactions is included in the Fund’s net expenses in the Statements of Operations.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
53

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Global Credit Income Opportunities Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers (including interest expense)[p,q]	Ratio of expenses to average daily net assets after expense waivers (including interest expense)[j,p,q]	Ratio of expenses to average daily net assets after expense waivers (excluding interest expense)[j,q]	Net investment income (loss) to average daily net assets (including interest expense)[p]
Class I*
9/30/25	$7.79	$0.56	$(0.06)	$0.50	$(0.56)	$(0.01)	$(0.57)	$7.72	6.63%	$3,460	1.10%	N/A	0.85%	7.27%
9/30/24	7.58	0.70	0.21	0.91	(0.66)	(0.04)	(0.70)	7.79	12.45%	3,245	1.21%	N/A	0.85%	9.10%
9/30/23	7.35	0.64	0.23	0.87	(0.63)	(0.01)	(0.64)	7.58	12.17%	3,075	1.00%	N/A	0.85%	8.48%
9/30/22	9.04	0.51	(1.66)	(1.15)	(0.54)	—	(0.54)	7.35	(13.23%)	5,536	1.14%	0.89%	0.89%	6.10%
9/30/21	9.08	0.11	(0.04)	0.07	(0.11)	—	(0.11)	9.04	0.81%[b]	6,405	1.15%[a]	N/A	0.95%[a]	4.96%[a]
6/30/21	8.14	0.48	0.92	1.40	(0.46)	—	(0.46)	9.08	17.51%	21,492	1.08%	N/A	0.95%	5.50%
Class Y*
9/30/25	$7.79	$0.56	$(0.06)	$0.50	$(0.55)	$(0.01)	$(0.56)	$7.73	6.68%	$48,978	1.15%	N/A	0.90%	7.24%
9/30/24	7.58	0.70	0.20	0.90	(0.65)	(0.04)	(0.69)	7.79	12.40%	53,253	1.26%	N/A	0.90%	9.03%
9/30/23	7.35	0.63	0.23	0.86	(0.62)	(0.01)	(0.63)	7.58	12.11%	47,254	1.04%	N/A	0.90%	8.36%
9/30/22	9.04	0.50	(1.66)	(1.16)	(0.53)	—	(0.53)	7.35	(13.26%)	62,827	1.17%	0.93%	0.93%	6.01%
9/30/21	9.08	0.11	(0.04)	0.07	(0.11)	—	(0.11)	9.04	0.80%[b]	115,478	1.20%[a]	N/A	0.95%[a]	5.01%[a]
6/30/21	8.14	0.47	0.93	1.40	(0.46)	—	(0.46)	9.08	17.52%	173,113	1.12%	N/A	0.95%	5.35%
Class A*
9/30/25	$7.79	$0.54	$(0.07)	$0.47	$(0.53)	$(0.01)	$(0.54)	$7.72	6.31%	$89,872	1.41%	N/A	1.16%	6.95%
9/30/24[g]	7.58	0.68	0.20	0.88	(0.63)	(0.04)	(0.67)	7.79	12.12%	89,120	1.52%	N/A	1.16%	8.79%
9/30/23	7.35	0.62	0.22	0.84	(0.60)	(0.01)	(0.61)	7.58	11.82%	75,808	1.30%	N/A	1.16%	8.21%
9/30/22	9.04	0.48	(1.66)	(1.18)	(0.51)	—	(0.51)	7.35	(13.48%)	58,591	1.42%	1.19%	1.19%	5.81%
9/30/21	9.08	0.10	(0.03)	0.07	(0.11)	—	(0.11)	9.04	0.79%[b]	52,875	1.37%[a]	N/A	1.20%[a]	4.56%[a]
6/30/21	8.14	0.48	0.90	1.38	(0.44)	—	(0.44)	9.08	17.18%	9,795	1.39%	N/A	1.20%	5.65%
Class C*
9/30/25	$7.79	$0.47	$(0.06)	$0.41	$(0.47)	$(0.01)	$(0.48)	$7.72	5.47%	$2,871	2.13%	N/A	1.95%	6.17%
9/30/24	7.58	0.62	0.21	0.83	(0.58)	(0.04)	(0.62)	7.79	11.27%	2,708	2.24%	N/A	1.95%	8.00%
9/30/23	7.34	0.55	0.24	0.79	(0.54)	(0.01)	(0.55)	7.58	11.10%	2,928	2.02%	N/A	1.95%	7.32%
9/30/22	9.04	0.42	(1.67)	(1.25)	(0.45)	—	(0.45)	7.34	(14.25%)	3,983	2.18%	1.97%	1.97%	5.00%
9/30/21	9.08	0.09	(0.04)	0.05	(0.09)	—	(0.09)	9.04	0.56%[b]	5,914	2.24%[a]	N/A	1.95%[a]	3.96%[a]
6/30/21	8.13	0.39	0.93	1.32	(0.37)	—	(0.37)	9.08	16.42%	5,846	2.19%	N/A	1.95%	4.49%

	Year Ended September 30				Period Ended September 30, 2021b,*	Year Ended June 30, 2021
	2025	2024	2023	2022
Portfolio turnover rate	87%	62%	53%	44%	15%	71%

*
On December 13, 2021, the Barings Global Credit Income Opportunities Fund (the “Predecessor Fund”) was reorganized into the MassMutual Global Credit Income Opportunities Fund (the “Fund”) and shareholders of the Predecessor Fund received a proportional distribution of the same class of shares, or Class L shares in the case of Class A shares, of the Fund. Information shown prior to December 13, 2021 is that of the Predecessor Fund, and is that of the Fund after December 13, 2021. The Predecessor Fund changed its fiscal year end to September 30th prior to the reorganization.

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	Class L shares were renamed Class A shares on February 1, 2024.
j	Computed after giving effect to agreements by MML Advisers and Barings LLC to waive certain fees and expenses of the Fund and the Predecessor Fund (Note 1), respectively.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
p	Interest expense incurred as a result of entering into line of credit transactions is included in the Fund’s net expenses in the Statements of Operations.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
54

Notes to Financial Statements

1.	The Funds
MassMutual Advantage Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated April 26, 2021. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”):
MassMutual Clinton Limited Term Municipal Fund (“MM Clinton Limited Term Municipal Fund”)
MassMutual Clinton Municipal Fund (“MM Clinton Municipal Fund”)
MassMutual Clinton Municipal Credit Opportunities Fund (“MM Clinton Municipal Credit Opportunities Fund”)
MassMutual Global Floating Rate Fund (“Global Floating Rate Fund”)
MassMutual Global Credit Income Opportunities Fund (“Global Credit Income Opportunities Fund”)
The MM Clinton Limited Term Municipal Fund, MM Clinton Municipal Fund, and MM Clinton Municipal Credit Opportunities Fund each commenced operations on February 1, 2024.
On December 13, 2021, the assets of each of the Barings Global Floating Rate Fund and Barings Global Credit Income Opportunities Fund (each, a “Predecessor Fund,” and together the “Predecessor Funds”) were transferred to the Global Floating Rate Fund and Global Credit Income Opportunities Fund, respectively, in exchange for shares of the corresponding Fund and the assumption by that Fund of all of the liabilities of the corresponding Predecessor Fund. Shareholders of the Predecessor Funds received a proportional distribution of the same class of shares, or Class L shares in the case of Class A shares, of the corresponding Fund. At the time of this reorganization, each of the Funds was a newly formed series of the Trust, which at the time, was itself a newly created Massachusetts business trust. Each of the Predecessor Funds was the accounting and performance survivor in its respective reorganization, and each corresponding Fund, as the corporate survivor in its respective reorganization, adopted the accounting and performance history of the corresponding Predecessor Fund.
Effective February 1, 2024, Class L shares were renamed Class A shares for the Global Floating Rate Fund and the Global Credit Income Opportunities Fund.
Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.
2.	Significant Accounting Policies
The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
Effective October 1, 2024, each Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 impacts financial statement disclosures only and does not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. MML Investment Advisers, LLC (“MML Advisers”) acts as each Fund’s CODM. Each Fund represents a single operating segment, and the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by each

55

Notes to Financial Statements (Continued)
Fund’s portfolio managers as a team. The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmark(s) and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements.
Investment Valuation
The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes; instead, MML Advisers will determine the fair value of a Fund’s securities in accordance with MML Advisers’ fair valuation policy and procedures. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.
Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.
Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral.
The Board of Trustees (“Trustees”) have designated MML Advisers as the Funds’ “valuation designee,” responsible for determining the fair value, in good faith, of securities and other instruments held by the Funds for which market quotations are not readily available or for which such market quotations or values are considered by MML Advisers or a subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event). It is possible that a significant amount of a Fund’s assets will be subject to fair valuation in accordance with MML Advisers’ fair valuation policy and procedures. The fair value determined for an investment by MML Advisers may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.
The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party

56

Notes to Financial Statements (Continued)
vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.
Investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and any other investments fair valued using significant unobservable inputs may be fair valued using alternate valuation approaches including, but not limited to, the following:
Market approach: considers factors including the price of recent investments in the same or similar security or financial metrics of comparable securities.
Income approach: considers factors including expected future cash flows, security specific risks, and corresponding discount rates.
Cost approach: considers factors including the value of the security's underlying assets and liabilities.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing the Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method (“CVM”), an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company's capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date
Level 2 – other significant observable inputs (including fair value factors, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds’ own assumptions in determining the fair value of investments)
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

57

Notes to Financial Statements (Continued)
Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.
In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.
The MM Clinton Limited Term Municipal Fund, MM Clinton Municipal Fund, and MM Clinton Municipal Credit Opportunities Fund characterized all investments at Level 2, as of September 30, 2025. For each Fund noted in the preceding sentence, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
The following is the aggregate value by input level, as of September 30, 2025, for the remaining Funds’ investments:

	Level 1	Level 2	Level 3	Total
Global Floating Rate Fund
Asset Investments
Common Stock	$ —	$728,058	$356,204	$1,084,262
Preferred Stock	—	10,237	—	10,237
Bank Loans	—	109,483,774	689,105	110,172,879
Corporate Debt	—	12,313,350	1,020,600	13,333,950
Warrants	—	192	—	192
Short-Term Investments	—	2,820,103	—	2,820,103
Unfunded Bank Loan Commitments*	—	137	4,486	4,623
Total Investments	$—	$125,355,851	$2,070,395	$127,426,246
Liability Investments
Unfunded Bank Loan Commitments*	$—	$(99)	$—	$(99)
Asset Derivatives
Forward Contracts	$—	$511,950	$—	$511,950
Liability Derivatives
Forward Contracts	$—	$(55)	$—	$(55)
Global Credit Income Opportunities Fund
Asset Investments
Common Stock
France	$—	$—	$—+	$—
Germany	—	—	—+	—
Norway	—	126,437	—	126,437
Spain	—	—	—+	—
United Kingdom	—	—	—+	—
United States	—	120,835	—+	120,835
Preferred Stock
United States	—	39,107	—	39,107
Bank Loans	—	61,846,783	215,709	62,062,492
Corporate Debt	—	56,715,482	2,707,041	59,422,523
Non-U.S. Government Agency Obligations	—	8,911,054	—	8,911,054
Sovereign Debt Obligations	—	322,062	—	322,062
Warrants	—	563	—	563
Rights	—	—	—+	—
Exchange-Traded Funds	2,852,390	—	—	2,852,390
Short-Term Investments	2,588,084	11,047,535	—	13,635,619
Unfunded Bank Loan Commitments*	—	87	3,943	4,030
Total Investments	$5,440,474	$139,129,945	$2,926,693	$147,497,112

58

Notes to Financial Statements (Continued)

	Level 1	Level 2	Level 3	Total
Global Credit Income Opportunities Fund (Continued)
Liability Investments
Unfunded Bank Loan Commitments*	$—	$(495)	$—	$(495)
Asset Derivatives
Forward Contracts	$—	$546,354	$—	$546,354
Futures Contracts	5,019	—	—	5,019
Total	$5,019	$546,354	$—	$551,373
Liability Derivatives
Forward Contracts	$—	$(28)	$—	$(28)
Futures Contracts	(6,767)	—	—	(6,767)
Total	$(6,767)	$(28)	$—	$(6,795)

*	Unfunded bank loan commitments are valued at the unrealized appreciation (depreciation) on the commitment.
+	Represents a security at $0 value as of September 30, 2025.
For certain Funds the Statement of Assets and Liabilities shows liabilities for investments purchased on a delayed delivery basis, as well as any applicable liabilities for investments purchased on a delayed delivery basis. These amounts approximate fair value and would be categorized at Level 2 for each applicable Fund as of September 30, 2025.
The Funds, with the exception of the Global Floating Rate Fund and Global Credit Income Opportunities Fund, had no Level 3 transfers during the year ended September 30, 2025.
The following table shows the Level 3 transfers for the Global Floating Rate Fund and Global Credit Income Opportunities Fund for the year ended September 30, 2025:

	Transfers In*	Transfers Out*
	Level 3 - Significant Unobservable Inputs	Level 2 - Other Significant Observable Inputs
Global Floating Rate Fund	$1,362,383	$(1,362,383)
Global Credit Income Opportunities Fund	3,076,893	(3,076,893)

*	Transfers into Level 3 were attributable to a lack of observable market data.
Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs
	Investments in Securities
	Balance as of 9/30/24	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3	Transfers (out) of Level 3	Balance as of 9/30/2025*	Net Change in Unrealized Appreciation (Depreciation) from Investments Still held as of 9/30/25
Global Floating Rate Fund
Common Stock	$297,986	$—	$—	$58,218	$—	$ —	$ —	$ —	$356,204	$58,218
Bank Loans	805,199	43,263	(188,493)	(430,404)	148,982	—	310,558	—	689,105	(617,913)
Corporate Debt	—	(13,398)	—	(104,445)	86,618	—	1,051,825	—	1,020,600	(104,445)
	$1,103,185	$29,865	$(188,493)	$(476,631)	$235,600	$—	$1,362,383	$—	$2,065,909	$(664,140)

59

Notes to Financial Statements (Continued)

Asset Valuation Inputs
	Investments in Securities
	Balance as of 9/30/24	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3	Transfers (out) of Level 3	Balance as of 9/30/2025*	Net Change in Unrealized Appreciation (Depreciation) from Investments Still held as of 9/30/25
Global Credit Income Opportunities Fund
Common Stock	$48,537	$—	$—	$(48,537)	$—	$ —	$—	$ —	$—	$(48,537)
Bank Loans	30,250	9,350	(19,216)	(109,732)	32,088	—	272,969	—	215,709	(128,849)
Corporate Debt	—	(43,014)	—	(282,541)	228,672	—	2,803,924	—	2,707,041	(282,541)
Rights	—+	—	—	—	—	—	—	—	—++	—
	$78,787	$(33,664)	$(19,216)	$(440,810)	$260,760	$—	$3,076,893	$—	$2,922,750	$(459,927)

*	Unfunded bank loan commitment values are not included.
+	Represents a security at $0 value as of September 30, 2024.
++	Represents a security at $0 value as of September 30, 2025.
The Global Floating Rate Fund and Global Credit Income Opportunities Fund may fair value certain of its Level 3 investments using acquisition cost, although the transaction may not have occurred during the current reporting period. These investments may include defaulted securities and new debt issuances. There may not be a secondary market for such investments, and/or there are a limited number of investors. The determination to fair value such investments at cost is based upon factors consistent with the principles of fair value measurement that are reasonably available to the valuation designee. Valuations are reviewed by the valuation designee utilizing available market information to determine if the carrying value of these investments should be adjusted. Such market data may include, but is not limited to, observations of the trading multiples of public companies considered comparable to the private companies being valued, financial or operational information released by the company, and/or news or corporate events that affect the investment, also referred to as enterprise value (EV) to earnings before interest, taxes, depreciation, and amortization (EBITDA) ratios. Valuations may be adjusted to account for company-specific issues, the lack of liquidity inherent in a nonpublic investment, and the fact that comparable public companies are not identical to the investments being fair valued by the Global Floating Rate Fund and Global Credit Income Opportunities Fund. All market variables are assessed on a regular frequency and calibrated as necessary.

Security Description	Fair Value(*)	Valuation Technique(s)	Unobservable Input Description	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Global Floating Rate Fund
Common Stock	$356,204	Market approach	Intrinsic Value	$44.42	—
		Market approach	Valued at zero	$0.00	—
Bank Loans	$689,105	Market approach	Intrinsic Value	$64.93 - 110.36	$89.77
		Market approach	Valued at zero	$0.00	—
Corporate Bonds	$ 1,020,600	Cost approach	Transaction cost	$133.15	—
Total	$ 2,065,909
Global Credit Income Opportunities Fund
Common Stock	$—	Market approach	Valued at zero	$0.00	—
Bank Loans	$215,709	Market approach	Valued at zero	$0.00	—
		Market approach	Intrinsic Value	$64.93	—
Corporate Bonds	$ 2,707,041	Cost approach	Transaction cost	$133.15	—
		Market approach	Valued at zero	$0.00	—
Rights	$—	Market approach	Valued at zero	$0.00	—
Total	$ 2,922,750

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
(*)	Unfunded bank loan commitment values are not included.

60

Notes to Financial Statements (Continued)
Derivative Instruments
Derivatives are financial instruments whose values are based on the values of one or more underlying indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.
At September 30, 2025, and during the year then ended, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Foreign Exchange Risk	Interest/ Inflation Rate Risk	Total
Global Floating Rate Fund
Asset Derivatives
Forward Contracts*	$511,950	$—	$511,950
Liability Derivatives
Forward Contracts^	$(55)	$—	$(55)
Realized Gain (Loss)#
Forward Contracts	$(2,361,767)	$—	$(2,361,767)
Change in Appreciation (Depreciation)##
Forward Contracts	$555,873	$—	$555,873
Global Credit Income Opportunities Fund
Asset Derivatives
Forward Contracts*	$546,354	$—	$546,354
Futures Contracts^^	—	5,019	5,019
Total Value	$546,354	$5,019	$551,373
Liability Derivatives
Forward Contracts^	$(28)	$—	$(28)
Futures Contracts^^	—	(6,767)	(6,767)
Total Value	$(28)	$(6,767)	$(6,795)
Realized Gain (Loss)#
Forward Contracts	$(1,777,111)	$—	$(1,777,111)
Futures Contracts	—	(234,265)	(234,265)
Total Realized Gain (Loss)	$(1,777,111)	$ (234,265)	$(2,011,376)
Change in Appreciation (Depreciation)##
Forward Contracts	$623,152	$—	$623,152
Futures Contracts	—	24,035	24,035
Total Change in Appreciation (Depreciation)	$623,152	$24,035	$647,187

*	Statements of Assets and Liabilities location: Open forward contracts.
^	Statements of Assets and Liabilities location: Open forward contracts.
^^
Cumulative appreciation (depreciation) on futures contracts is reported in “Futures Contracts” in each applicable Fund’s Portfolio of Investments. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.

#	Statements of Operations location: Amounts are included in net realized gain (loss) on forward contracts or futures contracts, as applicable.
##	Statements of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on forward contracts or futures contracts, as applicable.

61

Notes to Financial Statements (Continued)
For the year ended September 30, 2025, the average balances for each derivative type were as follows:

	Average Balances of Outstanding Derivative Financial Instruments
	Global Floating Rate Fund	Global Credit Income Opportunities Fund
Futures Contracts:
Average number of contracts - long		121
Forward Contracts:
Average notional amounts purchased - in USD	$289,378	$1,457,249
Average notional amounts sold - in USD	$38,204,182	$43,441,394

The Portfolio of Investments included in a Fund’s financial statements shows the assets or liabilities of the Fund associated with individual derivatives transactions. The terms of many of those transactions contemplate that derivatives receivables and payables between the same two parties may be netted and that the parties will collateralize certain obligations. The following tables provide an illustration of the possible effect of netting provisions and of collateral (delivered or received) on a Fund’s derivatives exposure as of September 30, 2025. Netting arrangements vary among different counterparties, and the actual disposition of derivatives receivables and payables, and of collateral, in a bankruptcy or insolvency can be complicated and difficult to predict.
The following table presents derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) or similar agreement and net of the related collateral received by the Fund(s) as of September 30, 2025.

Counterparty	Derivative Assets Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Received***	Net Amount*
Global Floating Rate Fund
BNP Paribas SA	$22,685	$(55)	$—	$22,630
Morgan Stanley & Co. LLC	489,265	—	—	489,265
	$511,950	$(55)	$—	$511,895
Global Credit Income Opportunities Fund
Barclays Bank PLC	$4,165	$—	$—	$4,165
Canadian Imperial Bank of Commerce	443,186	—	(420,000)	23,186
JP Morgan Chase Bank N.A.	99,003	—	—	99,003
	$546,354	$—	$(420,000)	$126,354

The following table presents derivative liabilities by counterparty net of amounts available for offset under an MNA or similar agreement and net of the related collateral pledged by the Fund(s) as of September 30, 2025.

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Pledged***	Net Amount**
Global Floating Rate Fund
BNP Paribas SA	$(55)	$55	$—	$—
Global Credit Income Opportunities Fund
Goldman Sachs International	$(28)	$—	$—	$(28)

*	Represents the net amount receivable from the counterparty in the event of default.
**	Represents the net amount payable to the counterparty in the event of default.

62

Notes to Financial Statements (Continued)
***	The amount presented here may be less than the total amount of collateral received/pledged as the net amount of derivative assets and liabilities for a counterparty cannot be less than $0.
†
The amount presented here may be less than the total amount shown in the Statements of Assets and Liabilities as some derivatives held by the counterparty are not covered within an MNA or similar agreement.

Such agreements typically permit a single net payment in the event of default, including the bankruptcy or insolvency of the counterparty. The Fund(s) and counterparties may not be permitted to sell, re-pledge, or use the collateral they receive. In the event that cash collateral is restricted for use, the balance will be reflected as restricted cash within the Statement of Assets and Liabilities.
Further details regarding the derivatives and other investments held by the Fund(s) during the year ended September 30, 2025, are discussed below.
Foreign Currency Exchange Transactions
A Fund may enter into foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.
A Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.
Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.
Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered.
A Fund’s current exposure to a counterparty is the unrealized appreciation (depreciation) on the contract.
Futures Contracts
A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed income security, during a specified future period at a specified price. A Fund may use index futures contracts to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets, including commodities and precious metals. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.
Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline

63

Notes to Financial Statements (Continued)
in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.
When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
Rights and Warrants
A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.
When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.
Hybrid Instruments
A hybrid instrument may be a debt security, preferred stock, warrant, convertible security, certificate of deposit, or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption, or retirement, is determined by reference to one or more underlying assets, indexes, economic factors, or other benchmarks. Because hybrid instruments may be designed to provide indirect exposures to virtually any type of derivative instrument, a Fund may invest in a hybrid instrument for any purpose it might engage in derivatives transactions. Hybrid instruments may take a number of forms, including, for example, debt instruments with interest or principal payments or redemption terms determined by reference to the value of an index, security, or other measure at a future time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities where the conversion terms relate to a particular commodity. The risks of investing in a hybrid instrument may, depending on the nature of the instrument, reflect a combination of the risks of investing in securities, options, futures, currencies or other types of investments, and will depend upon the terms of the instrument. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument, and may not be foreseen by the purchaser, such as financial or market developments, economic and political events, the supply and demand of the underlying assets, and interest rate movements. Hybrid instruments may be highly volatile and their use by a Fund may not be successful. The terms of a hybrid instrument may create investment leverage. Hybrid instruments are typically privately issued, presenting credit risk of the issuer, and may be highly illiquid and difficult to value.
Bank Loans
A Fund may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans

64

Notes to Financial Statements (Continued)
through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third-party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.
Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.
Certain Funds may receive or pay fees associated with investments in bank loans. These fees are included as interest income on a Fund’s Statement of Operations. These fees include all income and expenses associated with the processing and maintenance of these types of loans, including but not limited to consent fee income, amendment fees, and closing fees.
The Global Floating Rate Fund and Global Credit Income Opportunities Fund entered into certain bank loan agreements which are unfunded (“commitments”). The Global Floating Rate Fund and Global Credit Income Opportunities Fund are obligated to fund these commitments at the borrower’s discretion. At September 30, 2025, the Global Floating Rate Fund and Global Credit Income Opportunities Fund had sufficient cash and/or securities to cover these commitments.
Commitment interest is marked to market daily, and any unrealized appreciation (depreciation) is included in the Statement of Assets and Liabilities. Any change in the unrealized appreciation (depreciation) is shown in the Statement of Operations. At September 30, 2025, the Global Floating Rate Fund and Global Credit Income Opportunities Fund had the following commitments:

	Borrower	Par	Commitment Amount	Value	Appreciation (Depreciation)
Global Floating Rate Fund	Pinnacle Buyer LLC	$16,933	$16,891	$16,955	$64
	Raven Acquisition Holdings LLC	27,429	27,511	27,412	(99)
	Savor Acquisition, Inc.	9,462	9,440	9,513	73
	Tunstall Group Holdings Ltd.	44,141	44,229	48,715	4,486
		$97,965	$98,071	$102,595	$4,524
Global Credit Income Opportunities Fund	Connect Holding II LLC	$40,221	$37,297	$36,802	$(495)
	Raven Acquisition Holdings LLC	18,083	17,985	18,072	87
	Tunstall Group Holdings Ltd.	38,799	38,875	42,818	3,943
		$97,103	$94,157	$97,692	$3,535

Repurchase Agreements
Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral. Due to the short-term nature of repurchase agreements, face value approximates fair value.

65

Notes to Financial Statements (Continued)
When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions
A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in a Fund’s portfolio and increase the volatility of the Fund. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.
These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value by MML Advisers. A Fund records on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, a Fund records a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.
Mortgage- and Asset-Backed Securities
A Fund may invest in mortgage- and asset-backed securities. Mortgage-backed securities, including collateralized mortgage obligations and certain stripped mortgage-backed securities, represent a participation in, or are secured by, mortgage loans. Mortgage-backed securities may include securities that are issued or guaranteed by U.S. Government agencies or instrumentalities or other issuers, including private companies. Asset-backed securities are generally structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as consumer loans or receivables and they may be backed by collateralized debt obligations (“CDOs”), including collateralized bond obligations and collateralized loan obligations (“CLOs”).
Investments in mortgage- and asset-backed securities subject a Fund to credit risk, interest rate risk, extension risk, and prepayment risk, among other risks. Certain of these risks may be higher for investments in mortgage-backed securities composed of subprime mortgages and investments in CDOs and CLOs backed by pools of high-risk, below investment grade debt securities. Mortgage-backed and asset-backed securities not issued by a government agency generally involve greater credit risk than securities issued by government agencies. Payment of principal and interest generally depends on the cash flows generated by the underlying assets and the terms of the security. A Fund’s investments in mortgage-backed securities may make a Fund’s net asset value more susceptible to economic, market, political, and other developments affecting the residential and commercial real estate markets and the servicing of mortgage loans secured by real estate properties. Payments on mortgage-backed and many asset-backed investments typically include both interest and partial payment of principal. Principal may also be prepaid voluntarily, or as a result of refinancing or foreclosure. A Fund may have to invest the proceeds from prepaid investments in other investments with less attractive terms and yields. Investments that receive only the interest portion or the principal portion of payments on the underlying assets may be highly volatile. See a Fund’s Portfolio of Investments, if applicable, for mortgage-related and other asset-backed securities as of September 30, 2025.
Municipal Securities
A Fund may invest in municipal securities. Municipal securities are debt obligations or other instruments or participations therein issued by or on behalf of (or that are otherwise treated for U.S. federal tax purposes as issued by or an obligation of) states, territories (including Puerto Rico, Guam, and the U.S. Virgin Islands), and possessions of the United States and the District of Columbia and their political subdivisions, agencies, or instrumentalities. Generally, interest received on municipal securities is exempt from U.S. federal income tax, but it may be subject to state and local taxes.
Issuers in a state, territory, or possession in which a Fund invests may experience significant financial difficulties for various reasons, and municipal securities issued by such issuers (and the instrumentalities thereof) are subject to the risk of unfavorable developments in the relevant municipality. The amount of public information available about municipal securities is generally less than for corporate equities or bonds, meaning that the investment performance of municipal securities may be more dependent on

66

Notes to Financial Statements (Continued)
the analytical abilities of the investment adviser than stock or corporate bond investments. The secondary market for municipal securities also tends to be less well-developed and less liquid than many other securities markets, which may limit a Fund’s ability to sell its municipal securities at attractive prices. Because many municipal securities are issued to finance similar projects, conditions in certain industries can significantly affect a Fund and the overall municipal market. The differences between the price at which an obligation can be purchased and the price at which it can be sold may widen during periods of market distress or volatility. Less liquid securities can become more difficult to value and be subject to erratic price movements. The increased presence of non-traditional participants (such as proprietary trading desks of investment banks and hedge funds) or the absence of traditional participants (such as individuals, insurance companies, banks, and life insurance companies) in the municipal markets may lead to greater volatility in the markets because non-traditional participants may trade more frequently or in greater volume. Income from tax-exempt municipal securities could be declared taxable because of changes in tax laws, adverse interpretations by the relevant taxing authority, court decisions, or the non-compliant conduct of the issuer of a security. See a Fund’s Portfolio of Investments, if applicable, for municipal securities as of September 30, 2025.
Securities Lending
Each Fund, other than the MM Clinton Limited Term Municipal Fund, MM Clinton Municipal Fund, and MM Clinton Municipal Credit Opportunities Fund, may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a “Borrower”).
Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) and/or securities (U.S. Treasury and Agency obligations) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At September 30, 2025, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan and all of the Funds’ cash collateral was invested in the State Street Navigator Securities Lending Government Money Market Portfolio.
Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.
The Funds employ the Agent to implement their securities lending program and the Agent receives a fee from the Funds for its services. In addition, the Funds may be required to pay a rebate to the Borrower. Accordingly, a Fund’s compensation for lending its securities is reduced by any such fees or rebate paid to the Agent or Borrower, respectively. Income received by the Funds in securities lending transactions during the year ended September 30, 2025, is reflected as securities lending income on the Statement of Operations.
Accounting for Investment Transactions
Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.

67

Notes to Financial Statements (Continued)
Foreign Currency Translation
The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.
Allocation of Operating Activity
In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets.
Foreign Securities
The Global Credit Income Opportunities Fund invests a significant amount of its assets in foreign securities. The Global Floating Rate Fund may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, public health, and diplomatic risks. In addition, fluctuations in currency exchange rates may favorably or unfavorably affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, less stringent investor protection and disclosure standards, less reliable settlement practices, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater volatility in currency exchange rates, and are more susceptible to environmental problems.
Market Risk
The value of a Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock and bond markets can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, public health, and other conditions, as well as investor perceptions of these conditions. A Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.
Federal Income Tax
It is each Fund’s intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to U.S. federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for U.S. federal income tax.
Dividends and Distributions to Shareholders
Dividends from net investment income are declared daily and paid monthly. Dividends from net investment income may also be distributed at other times throughout the year as required to satisfy tax or regulatory requirements. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

68

Notes to Financial Statements (Continued)
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.
3.	Investment Advisory Fees and Other Transactions
Investment Advisory Fees and Investment Subadvisers
MML Advisers, a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”), serves as investment adviser to each Fund. Under the investment advisory agreements between MML Advisers and the Trust on behalf of each Fund, MML Advisers is responsible for providing investment management services for each Fund. In return for these services, MML Advisers receives investment advisory fees, based upon each Fund’s average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

Fund	Investment Advisory Fee
MM Clinton Limited Term Municipal Fund	0.24% on the first $500 million; and 0.23% on any excess over $500 million
MM Clinton Municipal Fund	0.35% on the first $500 million; and 0.34% on any excess over $500 million
MM Clinton Municipal Credit Opportunities Fund	0.48% on the first $500 million; and 0.47% on any excess over $500 million
Global Floating Rate Fund	0.65%
Global Credit Income Opportunities Fund	0.75%

MML Advisers has entered into investment subadvisory agreements with Barings LLC (“Barings”), a wholly-owned subsidiary of MM Asset Management Holding LLC, itself a wholly-owned subsidiary of MassMutual Holding LLC, a controlled subsidiary of MassMutual, on behalf of certain Funds. These agreements provide that Barings manage the investment and reinvestment of assets of these Funds. Barings receives a subadvisory fee from MML Advisers, based upon each Fund’s average daily net assets, at the following annual rates:

Global Floating Rate Fund*	0.30%
Global Credit Income Opportunities Fund*	0.30%

*
Baring International Investment Limited (“BIIL”), a wholly-owned subsidiary of Barings, serves as a sub-subadviser of the Fund. BIIL receives a sub-subadvisory fee from Barings, based upon a portion of the subadvisory fee Barings receives from MML Advisers, in an amount equal to the following percentage of the subadvisory fee received by Barings: 35% of the subadvisory fee for Global Floating Rate Fund and 35% of the subadvisory fee for Global Credit Income Opportunities Fund.

MML Advisers has also entered into investment subadvisory agreements for certain Funds with the unaffiliated investment subadviser(s) shown in the following table. MML Advisers pays a subadvisory fee to each of these subadvisers based upon the aggregate net assets under management which include (1) the average daily net assets of the specified Fund which it manages, and, if applicable, (2) the average daily net assets of other Funds or accounts of MML Advisers or its affiliates for which the subadviser provides subadvisory services.

MM Clinton Limited Term Municipal Fund MM Clinton Municipal Fund MM Clinton Municipal Credit Opportunities Fund	Clinton Investment Management, LLC Clinton Investment Management, LLC Clinton Investment Management, LLC

The Funds’ subadvisory fees are paid monthly by MML Advisers out of the investment advisory fees previously disclosed above.

69

Notes to Financial Statements (Continued)
Administration Fees
Under an Administrative and Shareholder Services Agreement between the Trust and MML Advisers, on behalf of each Fund, MML Advisers is obligated to provide certain administrative and shareholder services. In return for these services, MML Advisers receives an administrative services fee, based upon the average daily net assets of the applicable class of shares of the Funds, at the following annual rates:

	Class I	Class Y	Class A	Class C
MM Clinton Limited Term Municipal Fund	None	0.10%	0.10%	N/A
MM Clinton Municipal Fund	None	0.10%	0.10%	N/A
MM Clinton Municipal Credit Opportunities Fund	None	0.10%	0.10%	N/A
Global Floating Rate Fund	None	0.07%	0.04%	0.03%
Global Credit Income Opportunities Fund	None	0.05%	0.06%	0.03%

Distribution and Service Fees
MML Distributors, LLC (the “Distributor”) acts as distributor to each Fund. Pursuant to a 12b-1 Plan adopted by the Trust, Class A shares of each Fund pay an annual fee of 0.25% of the average daily net assets of the class; and Class C shares of each applicable Fund pay an annual fee of 1.00% of the average daily net assets of the class, to the Distributor. Such payments compensate the Distributor for services provided and expenses incurred by it for purposes of promoting the sale of the relevant class of shares, reducing redemptions of shares, or maintaining or improving services provided to each Fund’s shareholders. The Distributor is a wholly-owned subsidiary of MassMutual.
Sales Charges
Unless waived, purchases of Class A shares are subject to a front-end sales charge of up to 5.50% of the amount purchased. A portion of the front-end sales charge may be retained by the Distributor. The Distributor retained the following amounts during the year ended September 30, 2025:

Front-End Sales Charges Retained by Distributor
Global Floating Rate Fund	$3,702
Global Credit Income Opportunities Fund	745

Unless waived, redemptions of Class A shares made within 18 months of purchase from initial investments of $1 million or more (or $500,000 or more for holders of Class A shares of the Global Floating Rate Fund and Global Credit Income Opportunities Fund prior to February 1, 2024), or $250,000 or more for municipal bond funds, and redemptions of Class C shares made within 12 months of purchase are subject to a contingent deferred sales charge of 1.00% of the amount redeemed. The Distributor receives all contingent deferred sales charges.
With respect to Class A and Class C shares, the Distributor may pay an up-front commission to financial intermediaries through which sales are made as described in the Funds’ Prospectus.
Expense Caps and Waivers
MML Advisers has agreed to cap the fees and expenses of the Funds noted below (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses#, interest expense, expenses related to borrowings (with the exception of interest and borrowing expenses related to the Fund’s dedicated line of credit for the Global Floating Rate Fund and Global Credit Income

70

Notes to Financial Statements (Continued)
Opportunities Fund), securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-
recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through
January 31, 2026, based upon the average daily net assets of the applicable class of shares of the Funds, as follows:

	Class I	Class Y	Class A	Class C
MM Clinton Limited Term Municipal Fund	0.29%	0.39%	0.64%	N/A
MM Clinton Municipal Fund	0.41%	0.51%	0.76%	N/A
MM Clinton Municipal Credit Opportunities Fund	0.54%	0.64%	0.89%	N/A
Global Floating Rate Fund	0.75%	0.75%	1.00%	1.75%
Global Credit Income Opportunities Fund	0.85%	0.90%	1.16%	1.95%

#	Acquired Fund Fees and Expenses are borne indirectly by a Fund through investments in other pooled investment vehicles.
Expense caps and waiver amounts are reflected as a reduction of expenses on the Statements of Operations.
Deferred Compensation
Trustees of the Funds who are not officers or employees of MassMutual may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and are included within Payables for Trustees’ fees and expenses in the Statements of Assets and Liabilities.
Other
Certain officers and trustees of the Funds may also be employees of MassMutual. The compensation of a trustee who is not an employee of MassMutual is borne by the Funds.
The following table shows beneficial ownership of Funds’ shares by related parties at September 30, 2025:

Total % Ownership by Related Party
MM Clinton Limited Term Municipal Fund	100.0%
MM Clinton Municipal Fund	100.0%
MM Clinton Municipal Credit Opportunities Fund	99.6%
Global Floating Rate Fund	87.1%
Global Credit Income Opportunities Fund	82.9%

4.	Purchases and Sales of Investments
Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the year ended September 30, 2025, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
MM Clinton Limited Term Municipal Fund	$—	$24,346,665	$—	$19,474,207
MM Clinton Municipal Fund	—	32,937,539	—	20,357,156
MM Clinton Municipal Credit Opportunities Fund	—	13,905,349	—	12,400,232
Global Floating Rate Fund	—	54,387,098	—	50,227,769
Global Credit Income Opportunities Fund	—	117,281,918	—	120,309,219

The Funds may purchase from, or sell securities to, other affiliated Funds under procedures adopted by the Trustees. These procedures have been designed to ensure that cross trades conducted by the Funds comply with Rule 17a-7 under the 1940 Act. The Funds did not have any cross trade activity during the year.

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Notes to Financial Statements (Continued)
5.	Capital Share Transactions
Changes in shares outstanding for each Fund were as follows:

	Year Ended September 30, 2025		Period Ended September 30, 2024
	Shares	Amount	Shares	Amount
MM Clinton Limited Term Municipal Fund Class I+
Sold	—	$—	4,980,000	$49,800,000
Issued as reinvestment of dividends	116,172	1,146,148	—	—
Redeemed	—	—	—	—
Net increase (decrease)	116,172	$1,146,148	4,980,000	$49,800,000
MM Clinton Limited Term Municipal Fund Class Y+
Sold	335,123	$3,322,999	10,000	$100,000
Issued as reinvestment of dividends	225	2,221	—	—
Net increase (decrease)	335,348	$3,325,220	10,000	$100,000
MM Clinton Limited Term Municipal Fund Class A+
Sold	—	$—	10,000	$100,000
Issued as reinvestment of dividends	204	2,008	—	—
Redeemed	—	—	—	—
Net increase (decrease)	204	$2,008	10,000	$100,000
MM Clinton Municipal Fund Class I+
Sold	—	$—	4,980,000	$49,800,000
Issued as reinvestment of dividends	130,676	1,264,053	—	—
Redeemed	—	—	—	—
Net increase (decrease)	130,676	$1,264,053	4,980,000	$49,800,000
MM Clinton Municipal Fund Class Y+
Sold	1,122,404	$10,971,001	87,726	$875,000
Issued as reinvestment of dividends	917	8,898	47	471
Redeemed	(47,852)	(461,954)	—	—
Net increase (decrease)	1,075,469	$10,517,945	87,773	$875,471
MM Clinton Municipal Fund Class A+
Sold	18	$169	10,000	$100,000
Issued as reinvestment of dividends	233	2,250	—	—
Redeemed	(2)	(16)	—	—
Net increase (decrease)	249	$2,403	10,000	$100,000
MM Clinton Municipal Credit Opportunities Fund Class I+
Sold	—	$—	4,980,000	$49,800,000
Issued as reinvestment of dividends	155,890	1,479,800	—	—
Redeemed	—	—	—	—
Net increase (decrease)	155,890	$1,479,800	4,980,000	$49,800,000
MM Clinton Municipal Credit Opportunities Fund Class Y+
Sold	—	$—	20,142	$200,000
Issued as reinvestment of dividends	675	6,434	100	986
Net increase (decrease)	675	$6,434	20,242	$200,986
MM Clinton Municipal Credit Opportunities Fund Class A+
Sold	722	$6,722	19,933	$197,500
Issued as reinvestment of dividends	621	5,913	83	822
Redeemed	(171)	(1,659)	—	—
Net increase (decrease)	1,172	$10,976	20,016	$198,322

72

Notes to Financial Statements (Continued)

	Year Ended September 30, 2025		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Global Floating Rate Fund Class I
Sold	476,130	$4,115,223	1,142,967	$10,058,099
Issued as reinvestment of dividends	228,423	1,977,592	258,503	2,268,137
Redeemed	(87,036)	(749,600)	(4,946,156)	(43,532,449)
Net increase (decrease)	617,517	$5,343,215	(3,544,686)	$(31,206,213)
Global Floating Rate Fund Class Y
Sold	4,530,646	$39,364,181	1,934,948	$16,995,203
Issued as reinvestment of dividends	735,923	6,369,718	836,488	7,342,378
Redeemed	(4,214,524)	(36,498,478)	(6,188,430)	(54,335,895)
Net increase (decrease)	1,052,045	$9,235,421	(3,416,994)	$(29,998,314)
Global Floating Rate Fund Class A++
Sold	179,007	$1,553,756	392,949	$3,457,171
Issued as reinvestment of dividends	129,634	1,122,974	194,276	1,703,071
Redeemed	(1,368,732)	(11,891,639)	(584,304)	(5,128,608)
Net increase (decrease)	(1,060,091)	$(9,214,909)	2,921	$31,634
Global Floating Rate Fund Class C
Sold	24,830	$215,988	3,458	$30,123
Issued as reinvestment of dividends	23,430	202,117	38,149	333,351
Redeemed	(126,757)	(1,094,917)	(114,375)	(999,734)
Net increase (decrease)	(78,497)	$(676,812)	(72,768)	$(636,260)
Global Credit Income Opportunities Fund Class I
Sold	—	$—	—	$—
Issued as reinvestment of dividends	31,655	243,861	36,802	283,989
Redeemed	—	—	(25,840)	(200,000)
Net increase (decrease)	31,655	$243,861	10,962	$83,989
Global Credit Income Opportunities Fund Class Y
Sold	3,373,106	$25,958,373	2,582,510	$20,050,548
Issued as reinvestment of dividends	307,716	2,372,235	172,756	1,333,058
Redeemed	(4,174,873)	(31,957,574)	(2,152,644)	(16,367,665)
Net increase (decrease)	(494,051)	$(3,626,966)	602,622	$5,015,941
Global Credit Income Opportunities Fund Class A++
Sold	8,833,207	$68,192,773	870,082	$6,729,332
Issued as reinvestment of dividends	793,451	6,112,153	934,556	7,214,111
Redeemed	(9,425,838)	(72,780,565)	(362,756)	(2,812,238)
Net increase (decrease)	200,820	$1,524,361	1,441,882	$11,131,205
Global Credit Income Opportunities Fund Class C
Sold	67,795	$524,074	73,374	$566,185
Issued as reinvestment of dividends	21,635	166,655	28,028	216,207
Redeemed	(65,191)	(503,388)	(139,956)	(1,077,062)
Net increase (decrease)	24,239	$187,341	(38,554)	$(294,670)

+	Commenced operations on February 1, 2024.
++	Class L shares were renamed Class A shares on February 1, 2024.

73

Notes to Financial Statements (Continued)
6.	Federal Income Tax Information
At September 30, 2025, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a U.S. federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
MM Clinton Limited Term Municipal Fund	$55,028,309	$397,576	$(236,497)	$161,079
MM Clinton Municipal Fund	61,686,564	304,945	(960,606)	(655,661)
MM Clinton Municipal Credit Opportunities Fund	49,690,859	187,311	(1,214,837)	(1,027,526)
Global Floating Rate Fund	132,731,831	3,797,291	(8,595,604)	(4,798,313)
Global Credit Income Opportunities Fund	151,763,875	4,656,698	(8,382,913)	(3,726,215)

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years. Capital losses may be carried forward indefinitely, and retain the character of the original loss.
At September 30, 2025, the following Fund(s) had accumulated capital loss carryforwards:

	Short Term Capital Loss Carryforward	Long Term Capital Loss Carryforward
MM Clinton Limited Term Municipal Fund	$(319,263)	$—
MM Clinton Municipal Fund	(221,016)	(294,884)
MM Clinton Municipal Credit Opportunities Fund	(826,819)	(588,725)
Global Floating Rate Fund	(8,329,485)	(28,457,191)
Global Credit Income Opportunities Fund	(6,427,710)	(30,493,487)

Generally accepted accounting principles in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.
The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended September 30, 2025, was as follows:

	Tax-Exempt Income	Ordinary Income	Long Term Capital Gain	Return of Capital
MM Clinton Limited Term Municipal Fund	$1,381,621	$13,920	$ —	$ —
MM Clinton Municipal Fund	1,737,968	13,069	—	—
MM Clinton Municipal Credit Opportunities Fund	1,769,477	6,709	—	—
Global Floating Rate Fund	—	8,217,527	—	1,686,143
Global Credit Income Opportunities Fund	—	10,041,454	—	215,576

74

Notes to Financial Statements (Continued)
The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended September 30, 2024, was as follows:

	Tax-Exempt Income	Ordinary Income	Long Term Capital Gain	Return of Capital
MM Clinton Limited Term Municipal Fund	$872,293	$23,571	$ —	$ —
MM Clinton Municipal Fund	964,243	10,140	—	—
MM Clinton Municipal Credit Opportunities Fund	1,065,680	18,793	—	—
Global Floating Rate Fund	—	8,341,987	—	4,170,448
Global Credit Income Opportunities Fund	—	10,706,844	—	735,481

Capital accounts within the financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At September 30, 2025, temporary book and tax accounting differences were primarily attributable to the deferral of wash sale losses, deferred Trustee compensation, and other temporary basis adjustments.
At September 30, 2025, the components of distributable earnings on a tax basis were as follows:

	Undistributed Tax Exempt Income	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss) Carryover	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total
MM Clinton Limited Term Municipal Fund	$78,089	$ —	$(319,263)	$(80,055)	$161,079	$(160,150)
MM Clinton Municipal Fund	95,689	—	(515,900)	(104,156)	(655,661)	(1,180,028)
MM Clinton Municipal Credit Opportunities Fund	73,497	—	(1,415,544)	(75,117)	(1,027,526)	(2,444,690)
Global Floating Rate Fund	—	—	(36,786,676)	(38,775)	(4,843,375)	(41,668,826)
Global Credit Income Opportunities Fund	—	—	(36,921,197)	(41,514)	(3,694,561)	(40,657,272)

The Funds did not have any unrecognized tax benefits at September 30, 2025, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the year ended September 30, 2025, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years, or the returns filed to date for Funds in existence less than three years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.
7.	Line of Credit
The Trust (the “Borrower”) on behalf of the Global Floating Rate Fund and Global Credit Income Opportunities Fund has entered into a Credit Agreement (the “Credit Agreement”) with State Street Bank and Trust Company (the “Bank”). The Credit Agreement provides for a revolving credit facility of $85,000,000 (the “Facility Amount”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. Per the Credit Agreement, outstanding principal on the loan shall bear interest at a variable rate per annum equal to the higher of (a) the Federal Funds Rate as in effect on the day of the borrowing plus 1.25% and (b) the Overnight Bank Funding Rate as in effect on the day of the borrowing plus 1.25%. In addition, the Borrower shall pay to the Bank a commitment fee at the rate of 0.25% per annum on the daily unused portion of the Facility Amount.
For the year ended September 30, 2025, the Global Floating Rate Fund and Global Credit Income Opportunities Fund did not utilize the Facility Amount. The commitment fees made by the Funds are recorded in the accompanying Statements of Operations as Commitment & Service Expenses.

75

Notes to Financial Statements (Continued)
8.	Indemnifications
Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.
9.	New Accounting Pronouncements
In December 2023, FASB issued Accounting Standards Update 2023-09 — Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (“ASU 2023-09”). ASU 2023-09 is intended to enhance the transparency and decision usefulness of income tax disclosures. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and allows for early adoption. Management is currently evaluating the impact of applying this update.

76

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of MassMutual Advantage Funds and Shareholders of MassMutual Clinton Limited Term Municipal Fund, MassMutual Clinton Municipal Fund, MassMutual Clinton Municipal Credit Opportunities Fund, MassMutual Global Floating Rate Fund, and MassMutual Global Credit Income Opportunities Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of MassMutual Clinton Limited Term Municipal Fund, MassMutual Clinton Municipal Fund, MassMutual Clinton Municipal Credit Opportunities Fund, MassMutual Global Floating Rate Fund, and MassMutual Global Credit Income Opportunities Fund (the “Funds”), each a fund of MassMutual Advantage Funds, including the portfolios of investments, as of September 30, 2025; the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2025, and the results of their operations for the year then ended, and the changes in their net assets, and the financial highlights for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Fund Comprising the MassMutual Advantage Funds	Statement of Changes in Net Assets	Financial Highlights
MassMutual Clinton Limited Term Municipal Fund, MassMutual Clinton Municipal Fund, MassMutual Clinton Municipal Credit Opportunities Fund	For the period February 1, 2024 (commencement of operations) through September 30, 2024, and the year ended September 30, 2025.	For the period February 1, 2024 (commencement of operations) through September 30, 2024, and the year ended September 30, 2025.
MassMutual Global Floating Rate Fund and MassMutual Global Credit Income Opportunities Fund	For each of the two years in the period ended September 30, 2025.	For each of the four years in the period ended September 30, 2025, the period from July 1, 2021 through September 30, 2021, and the year ended June 30, 2021.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian, brokers, agent banks, and transfer agents; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
November 21, 2025
We have served as the auditor of one or more MassMutual investment companies since 1995.

77

Federal Tax Information (Unaudited)

Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Dividend Income
Under Section 854(b)(2) of the Code, the Fund(s) hereby designate the maximum amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the year ended September 30, 2025.
The Fund(s) intend to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in the Treasury Regulations §1.163(j)-1(b).

78

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.

79

Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.

80

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

81

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Trustees’ Approval of Investment Advisory Contracts
At their meetings in May and June 2025, the Contract Committee (the “Committee”) and the Trustees, including the Trustees who are not “interested persons” (as such term is defined in the 1940 Act) of the Trust, MML Advisers, or the subadvisers (the “Independent Trustees”), considered and re-approved the existing advisory and subadvisory agreements (collectively, the “Contracts”) for each of the MM Clinton Limited Term Municipal Fund, MM Clinton Municipal Fund, MM Clinton Municipal Credit Opportunities Fund, Global Floating Rate Fund, and Global Credit Income Opportunities Fund, as applicable. In preparation for the meetings, the Trustees requested, and MML Advisers and the subadvisers provided in advance, certain materials relevant to the consideration of the Contracts (the “Meeting Materials”). In all of their deliberations, the Trustees were advised by independent counsel.
The Committee received in advance of the meetings (i) a memorandum from MML Advisers discussing the nature and quality of the services it provides as investment adviser to the Funds; (ii) a profitability analysis prepared by MML Advisers; and (iii) a fee and performance study report (the “Third-Party Report”) with respect to each Fund prepared by an independent third-party vendor (the “Third-Party”). The Third-Party Report provided detailed comparative advisory fee, total expense, and performance information for each Fund to assist the Committee in its evaluation of the Contracts. The Committee also considered information presented to it throughout the year regarding MML Advisers and each of the subadvisers.
The Committee considered the nature, scope, and quality of services MML Advisers provides to the Funds, including: (i) the financial condition, stability, and business strategy of MML Advisers; (ii) the capabilities of MML Advisers with respect to regulatory compliance and its ability to monitor compliance with the investment policies of the Funds; (iii) MML Advisers’ ability to provide investment oversight and provide for administrative and shareholder services to the Funds; and (iv) the experience and qualifications of the personnel of MML Advisers that perform, or oversee the performance of, the services provided to the Funds, and the needs of the Funds for administrative and shareholder services. The Committee noted that it had received in the Meeting Materials or during the course of the past year: (i) detailed information regarding MML Advisers’ ability to provide investment oversight and provide for administrative and shareholder services to the Funds; and (ii) a wide range of information about the subadvisers and their personnel with responsibility for providing services to the Funds, as applicable, and the fees payable to each subadviser by MML Advisers. MML Advisers reviewed with the Committee in detail the work MML Advisers does in its oversight roles, the expertise it brings to these roles, the size of its teams, and the financial commitment it has made to provide those services.
The Committee then reviewed and considered, for each Fund separately, the detailed information presented in the Third-Party Report regarding: (i) Fund expenses, including, among other things, both the Fund’s net advisory fee and total net expense ratio against peer funds; and (ii) the Fund’s relative performance (over various time periods against funds in its “category” and a benchmark index). In connection with the Committee’s review, MML Advisers provided commentary and analysis regarding each Fund’s expenses and performance and a recommendation as to the action to be taken by the Committee. Throughout the discussion, MML Advisers responded to Committee members’ questions and provided additional information concerning each Fund.
The Committee reviewed the expense and performance information for each Fund. (References to any performance periods are to periods ended December 31, 2024, except as otherwise noted. In all cases, the comparative expense information is that of a Fund’s “peer group” and the comparative performance information is that of a Fund’s “performance category.”)
The Committee considered that, except for the Global Credit Income Opportunities Fund, the total net expense ratios for all of the other Funds were in the top fifty percent of their peer groups, with three of the Funds in the top ten percent. All of the Funds had net advisory fees below the medians of their peer groups.
As to the Global Credit Income Opportunities Fund, the Committee considered MML Advisers’ statement that the Fund’s total net expense ratio, at the 100th percentile, was 15 basis points above the Fund’s peer group median, and the Fund’s net advisory fee, at the 30th percentile, was 10 basis points below the Fund’s peer group median. The Committee further considered that MML Advisers waived 36 basis points during the year due to the Fund’s expense cap. The Committee considered MML Advisers’ view that the Fund’s investment strategy is unique and that the Fund has generally performed favorably, with performance in the 26th, 28th, 37th, and 31st percentiles of its performance category in the one-, three-, five-, and ten-year periods, respectively. The Committee also considered that MML Advisers is conducting a review of the Fund for business purposes, due to the substantial operating costs of the strategy, in order to enhance marketability to allow future growth, and that MML Advisers is expected to provide additional details regarding this review at upcoming Board meetings.
The Committee determined on the basis of these factors that the levels of the Funds’ net advisory fees, in light of the total net expenses of the Funds generally, were consistent with the continuation of the Contracts.
The Committee considered that the Global Credit Income Opportunities Fund achieved three-year investment performance above the median of its performance category.

82

As to the Global Floating Rate Fund, the Committee considered that the Fund performed at the 77th percentile of its performance category over the three-year period. The Committee considered that, although underperformance due to the Fund’s global investment strategy negatively impacted the Fund’s one- and three-year performance, the Fund has generally performed favorably over the long term, including five- and ten-year performance at the 33rd and 10th percentile of its performance category, respectively.
Each of the MM Clinton Limited Term Municipal Fund, MM Clinton Municipal Fund, and MM Clinton Municipal Credit Opportunities Fund were launched in February 2024 and, therefore, does not have available three-year performance. The Committee noted that although each Fund had underperformed its performance category for the period since its inception until December 31, 2024, MML Advisers maintains a strong conviction in the Funds’ subadviser, which has a strong composite track record for the strategy over longer time horizons. The Committee considered MML Advisers’ statement that, although the period for which each Clinton Fund had been operational was too short a period to evaluate performance meaningfully, each of the Funds appeared to be performing appropriately.
The Committee determined on the basis of these factors and on other factors and information considered by the Committee that the Funds’ performance, for the various periods presented, were generally consistent with the continuation of the Contracts.
The Committee also reviewed and considered information included in the Meeting Materials, or discussed at the meeting and during the course of the year, concerning economies of scale and the profitability of MML Advisers’ advisory relationship with the various Funds, including: (i) a description of MML Advisers’ revenues from the Funds (including advisory fees and administrative and shareholder services fees, as applicable) and the expense allocation methodology employed by MML Advisers; and (ii) profitability information with respect to each individual Fund. The discussions included consideration of the intangible benefits derived by MML Advisers and its affiliates resulting from their relationships with the Funds and any so-called “fallout benefits” to MML Advisers (which were not considered to be substantial in any event), such as any reputational value derived from serving as investment adviser to the Funds, and benefits accruing to subadvisers (including sub-subadvisers, as applicable) due to so-called “soft-dollar arrangements.”
Prior to the votes being taken to approve the Contracts, the Committee met separately in executive session to discuss the appropriateness of such contracts. The Committee weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Committee did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.
As to each of the Funds, the Committee concluded that: (i) it was satisfied with the nature, extent, and quality of services provided, and expected to be provided in the future, under the Contracts, including the level of MML Advisers’ oversight of each Fund and the subadvisory process; (ii) MML Advisers’ levels of profitability from its relationship with the various Funds are not excessive and the advisory fees payable under the advisory agreements and each Fund’s total net expenses are fair and reasonable; (iii) the investment processes, research capabilities, and philosophies of the subadvisers appear well suited to the Funds, as applicable, given their investment objectives and policies; (iv) either the relative or absolute performance of a Fund (in each case, taking into account the applicable investment strategy and risk profile of the Fund), or the steps MML Advisers has proposed in respect of the underperformance of a Fund, are sufficient to warrant continuation of the Contracts for each of the Funds; and (v) the terms of the Contracts are fair and reasonable with respect to each Fund and are in the best interests of each Fund’s shareholders.

83

Underwriter:
MML Distributors, LLC
1295 State Street
Springfield, Massachusetts 01111-0001

© 2025 Massachusetts Mutual Life Insurance Company (MassMutual®), Springfield, MA 01111-0001.
All rights reserved. www.MassMutual.com.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-CSR, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics (Item 2) – Attached.

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 (17 CFR 240.10D-1) – Not applicable.

(a)(3) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) –Not applicable.

(a)(5) Change in Registrant’s independent public accountant – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the 1940 Act (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MassMutual Advantage Funds

By (Signature and Title)	/s/ Douglas Steele
Douglas Steele, President and Principal Executive Officer

Date	11/21/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Douglas Steele
Douglas Steele, President and Principal Executive Officer

Date	11/21/25

By (Signature and Title)	/s/ Renée Hitchcock
Renée Hitchcock, Treasurer and Principal Financial Officer

Date	11/21/25